UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared two semi-annual reports to shareholders, including seventeen funds, for the period ended October 31, 2021, for series of John Hancock Exchange-Traded Funds Trust with April 30 fiscal year end. The first report applies to fifteen John Hancock Multifactor ETF Funds and the second report applies to two John Hancock Fixed Income ETF funds.

Semiannual report
John Hancock
Multifactor ETFs
ETF
October 31, 2021

A message to shareholders
Dear shareholder,
Equities delivered robust returns during the six months ended October 31, 2021. Although the outlook for economic growth, corporate earnings, and U.S. Federal Reserve policy became less favorable than it had been earlier in the year, investors continued to pour cash into stocks at a time of relatively limited return opportunities in the bond market. World monetary policy was also highly supportive, with most global central banks holding interest rates near zero and maintaining their stimulative quantitative easing programs even as the economy recovered.
As new variants of COVID-19 emerge, the markets get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

2	Multifactor exchange-traded funds (ETFs) at a glance
4	Multifactor Consumer Discretionary ETF
5	Multifactor Consumer Staples ETF
6	Multifactor Developed International ETF
7	Multifactor Emerging Markets ETF
8	Multifactor Energy ETF
9	Multifactor Financials ETF
10	Multifactor Healthcare ETF
11	Multifactor Industrials ETF
12	Multifactor Large Cap ETF
13	Multifactor Materials ETF
14	Multifactor Media and Communications ETF
15	Multifactor Mid Cap ETF
16	Multifactor Small Cap ETF
17	Multifactor Technology ETF
18	Multifactor Utilities ETF
19	Your expenses
21	Fund’s investments
75	Financial statements
88	Financial highlights
96	Notes to financial statements
109	Evaluation of advisory and subadvisory agreements by the Board of Trustees
118	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	1

Multifactor exchange-traded funds (ETFs) at a glance
Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules based approach.
STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional’s index construction and semiannual reconstitution.
Market
Equity premium—stocks over bonds
Company size
Small-cap premium—small company stocks over large company stocks
Relative price2
Value premium—value stocks over growth stocks
Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies
To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.
WHY MULTIFACTOR?

Individual factors can be volatile: there’s no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.
1 Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2 Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3 Profitability is a measure of current profitability, based on information from individual companies’ income statements.
2	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risk” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized participants.
A note about the performance shown on the following pages
Net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on the NYSE (see Note 2 to ﬁnancial statements). Market price is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

Multifactor Consumer Discretionary ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	47.39	18.79	15.42	7.45	136.56	139.56
Market price	47.38	18.79	15.42	7.43	136.49	139.58
John Hancock Dimensional Consumer Discretionary Index[2]	48.03	19.30	15.92	7.67	141.62	146.01
Russell 1000 Consumer Discretionary Index[3]	40.03	22.97	19.59	8.22	181.16	197.39

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Consumer Discretionary Index is a rules-based index of U.S. consumer discretionary stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Consumer Discretionary Index comprises securities of the Russell 1000 Index classified in the consumer discretionary sector. Effective 9-21-20, the underlying components of the Russell 1000 Consumer Discretionary Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Specialty retail	27.8
Hotels, restaurants and leisure	20.3
Automobiles	11.9
Textiles, apparel and luxury goods	9.1
Internet and direct marketing retail	8.8
Multiline retail	6.5
Leisure products	3.0
Household durables	2.7
Commercial services and supplies	1.9
Road and rail	1.7
Other	6.3
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Tesla, Inc.	8.0
The Home Depot, Inc.	5.4
Amazon.com, Inc.	5.3
Target Corp.	3.2
NIKE, Inc., Class B	3.0
Lowe’s Companies, Inc.	2.3
Best Buy Company, Inc.	2.1
McDonald’s Corp.	2.0
The TJX Companies, Inc.	1.8
General Motors Company	1.8
TOTAL	34.9
The value of a $10,000 investment calculated at market value from inception through period end would be $23,958.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.71
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
4	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Consumer Staples ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	18.79	8.83	8.28	1.07	52.65	56.10
Market price	18.70	8.82	8.28	1.04	52.57	56.06
John Hancock Dimensional Consumer Staples Index[2]	19.31	9.30	8.75	1.28	55.96	59.91
Russell 1000 Consumer Staples Index[3]	19.62	7.09	6.83	2.50	40.81	44.74

[1]	From 3-28-16.
[2]	The John Hancock Dimensional Consumer Staples Index is a rules-based index of U.S. consumer staples stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Consumer Staples Index comprises securities of the Russell 1000 Index classified in the consumer staples sector. Effective 9-21-20, the underlying components of the Russell 1000 Consumer Staples Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Food products	28.9
Food and staples retailing	25.2
Beverages	20.8
Household products	14.6
Tobacco	5.7
Chemicals	3.5
Household durables	0.8
Personal products	0.4
Short-term investments and other	0.1
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Costco Wholesale Corp.	6.5
PepsiCo, Inc.	6.3
Walmart, Inc.	6.1
The Procter & Gamble Company	6.1
The Coca-Cola Company	6.0
Mondelez International, Inc., Class A	3.7
The Kroger Company	3.4
Philip Morris International, Inc.	3.3
Archer-Daniels-Midland Company	3.1
Constellation Brands, Inc., Class A	3.0
TOTAL	47.5
The value of a $10,000 investment calculated at market value from inception through period end would be $15,606.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.94
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

Multifactor Developed International ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-Year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	33.91	9.04	3.68	52.56
Market price	34.04	9.15	4.56	53.29
John Hancock Dimensional Developed International Index[2]	34.91	9.83	3.98	58.00
MSCI EAFE Index[3]	34.18	9.60	4.14	56.41

[1]	From 12-15-16.
[2]	The John Hancock Dimensional Developed International Index is a rules-based index of large-cap stocks in developed markets outside of North America that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
SECTOR COMPOSITION (% of net assets)
Industrials	17.4
Financials	16.5
Consumer discretionary	13.1
Health care	10.1
Materials	10.0
Consumer staples	8.6
Information technology	7.1
Communication services	5.9
Utilities	4.1
Energy	3.5
Real estate	2.5
Short-term investments and other	1.2
TOTAL	100.0

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Nestle SA	1.6
ASML Holding NV	1.3
Toyota Motor Corp.	1.2
Roche Holding AG	1.0
LVMH Moet Hennessy Louis Vuitton SE	0.8
Novartis AG	0.8
Novo Nordisk A/S, B Shares	0.7
Cie Generale des Etablissements Michelin SCA	0.7
Royal Dutch Shell PLC, B Shares	0.7
AIA Group, Ltd.	0.7
TOTAL	9.5
The value of a $10,000 investment calculated at market value from inception through period end would be $15,329.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.43
Net (%)	0.39
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
6	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Emerging Markets ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-Year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	22.47	7.64	-3.72	25.59
Market price	22.64	7.57	-3.64	25.34
John Hancock Dimensional Emerging Markets Index[2]	24.46	8.60	-2.96	29.10
MSCI Emerging Markets Index[3]	16.96	8.73	-4.87	29.60

[1]	From 9-27-18.
[2]	The John Hancock Dimensional Emerging Markets Index is a rules-based index of large-cap stocks in emerging markets, which may include frontier markets (emerging markets in an earlier stage of development) that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
SECTOR COMPOSITION (% of total investments)
Financials	23.5
Information technology	17.9
Consumer discretionary	12.6
Materials	10.7
Communication services	9.1
Energy	6.7
Consumer staples	6.5
Industrials	4.7
Health care	3.8
Utilities	2.7
Real estate	1.8
TOTAL	100.0

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Emerging Markets ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of total investments)
Taiwan Semiconductor Manufacturing Company, Ltd.	3.9
Samsung Electronics Company, Ltd.	3.6
Tencent Holdings, Ltd.	2.9
Alibaba Group Holding, Ltd., ADR	2.0
Reliance Industries, Ltd.	1.2
China Construction Bank Corp., H Shares	1.1
Infosys, Ltd.	1.0
HDFC Bank, Ltd.	1.0
Housing Development Finance Corp., Ltd.	0.9
Ping An Insurance Group Company of China, Ltd., H Shares	0.9
TOTAL	18.5
The value of a $10,000 investment calculated at market value from inception through period end would be $12,534.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.55
Net (%)	0.49
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

Multifactor Energy ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	118.73	-0.33	1.44	23.27	-1.66	8.36
Market price	119.76	-0.33	1.45	23.26	-1.66	8.38
John Hancock Dimensional Energy Index[2]	119.75	0.06	1.85	23.54	0.28	10.81
Russell 1000 Energy Index[3]	109.45	1.36	2.99	21.42	6.97	17.92

[1]	From 3-28-16.
[2]	The John Hancock Dimensional Energy Index is a rules-based index of U.S. energy stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Energy Index comprises securities of the Russell 1000 Index classified in the energy sector. Effective 9-21-20, the underlying components of the Russell 1000 Energy Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Oil, gas and consumable fuels	88.1
Energy equipment and services	11.7
Short-term investments and other	0.2
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
EOG Resources, Inc.	6.7
ConocoPhillips	6.6
Chevron Corp.	5.8
Exxon Mobil Corp.	5.8
Schlumberger NV	5.6
Marathon Petroleum Corp.	5.5
The Williams Companies, Inc.	5.3
Pioneer Natural Resources Company	4.6
Occidental Petroleum Corp.	4.3
ONEOK, Inc.	4.0
TOTAL	54.2
The value of a $10,000 investment calculated at market value from inception through period end would be $10,838.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	1.18
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
8	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Financials ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	62.81	17.21	15.23	8.15	121.20	137.22
Market price	62.98	17.21	15.23	8.14	121.19	137.25
John Hancock Dimensional Financials Index[2]	63.53	17.72	15.74	8.36	126.10	143.71
Russell 1000 Financials Index[3]	70.87	20.01	17.80	12.41	148.95	171.31

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Financials Index is a rules-based index of U.S. financial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Financials Index comprises securities of the Russell 1000 Index classified in the financials sector. Effective 9-21-20, the underlying components of the Russell 1000 Financials Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Banks	27.2
Capital markets	23.9
Insurance	23.6
IT services	11.8
Consumer finance	6.5
Diversified financial services	4.8
Professional services	1.8
Thrifts and mortgage finance	0.2
Auto components	0.1
Short-term investments and other	0.1
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
JPMorgan Chase & Co.	4.0
Berkshire Hathaway, Inc., Class B	3.9
Bank of America Corp.	3.2
Visa, Inc., Class A	3.0
Mastercard, Inc., Class A	2.7
Wells Fargo & Company	2.3
PayPal Holdings, Inc.	2.1
The Goldman Sachs Group, Inc.	1.9
Citigroup, Inc.	1.8
The Travelers Companies, Inc.	1.8
TOTAL	26.7
The value of a $10,000 investment calculated at market value from inception through period end would be $23,725.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.81
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

Multifactor Healthcare ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	30.71	16.75	13.65	8.39	116.87	118.06
Market price	30.66	16.74	13.65	8.37	116.84	118.06
John Hancock Dimensional Healthcare Index[2]	31.24	17.27	14.15	8.60	121.75	123.99
Russell 1000 Health Care Index[3]	32.69	17.64	14.53	10.75	125.26	128.57

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Healthcare Index is a rules-based index of U.S. healthcare stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Health Care Index comprises securities of the Russell 1000 Index classified in the healthcare sector. Effective 9-21-20, the underlying components of the Russell 1000 Health Care Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Health care equipment and supplies	25.0
Health care providers and services	22.4
Pharmaceuticals	20.1
Biotechnology	15.6
Life sciences tools and services	13.6
Health care technology	2.7
Diversified consumer services	0.6
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
UnitedHealth Group, Inc.	5.7
Johnson & Johnson	5.7
Thermo Fisher Scientific, Inc.	3.3
Pfizer, Inc.	3.2
Merck & Company, Inc.	2.8
Abbott Laboratories	2.4
Eli Lilly & Company	2.4
Danaher Corp.	2.3
AbbVie, Inc.	2.2
Bristol-Myers Squibb Company	2.0
TOTAL	32.0
The value of a $10,000 investment calculated at market value from inception through period end would be $21,806.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.67
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
10	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Industrials ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	43.17	17.15	16.27	5.98	120.64	132.54
Market price	43.06	17.14	16.27	5.95	120.55	132.51
John Hancock Dimensional Industrials Index[2]	43.77	17.67	16.79	6.19	125.60	138.44
Russell 1000 Industrials Index[3]	36.99	14.56	13.82	0.52	97.32	106.38

[1]	From 3-28-16.
[2]	The John Hancock Dimensional Industrials Index is a rules-based index of U.S. industrial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Industrials Index comprises securities of the Russell 1000 Index classified in the industrials sector. Effective 9-21-20, the underlying components of the Russell 1000 Industrials Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Machinery	20.8
Road and rail	10.0
Aerospace and defense	10.0
IT services	7.5
Electrical equipment	7.5
Building products	5.9
Household durables	5.0
Air freight and logistics	4.8
Professional services	4.8
Commercial services and supplies	4.7
Other	19.0
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Accenture PLC, Class A	2.8
Union Pacific Corp.	2.2
United Parcel Service, Inc., Class B	1.9
Honeywell International, Inc.	1.8
Raytheon Technologies Corp.	1.7
Caterpillar, Inc.	1.7
United Rentals, Inc.	1.7
CSX Corp.	1.6
3M Company	1.5
Norfolk Southern Corp.	1.5
TOTAL	18.4
The value of a $10,000 investment calculated at market value from inception through period end would be $23,251.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.73
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

Multifactor Large Cap ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	43.00	17.84	16.46	8.98	127.20	153.04
Market price	42.87	17.83	16.46	8.98	127.17	153.05
John Hancock Dimensional Large Cap Index[2]	43.44	18.21	16.82	9.14	130.83	157.91
Russell 1000 Index[3]	43.51	19.16	17.62	10.37	140.28	168.84

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Large Cap Index is a rules-based index of large-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Index tracks the performance of 1,000 publicly traded large-cap companies in the United States.
SECTOR COMPOSITION (% of net assets)
Information technology	24.5
Financials	13.3
Health care	12.8
Consumer discretionary	11.8
Industrials	11.1
Communication services	8.0
Consumer staples	5.2
Materials	3.8
Utilities	3.4
Real estate	3.2
Energy	2.8
Short-term investments and other	0.1
TOTAL	100.0

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Microsoft Corp.	4.3
Apple, Inc.	3.5
Amazon.com, Inc.	2.3
Alphabet, Inc., Class A	2.0
Facebook, Inc., Class A	1.3
JPMorgan Chase & Co.	0.9
Tesla, Inc.	0.9
UnitedHealth Group, Inc.	0.8
Berkshire Hathaway, Inc., Class B	0.8
NVIDIA Corp.	0.8
TOTAL	17.6
The value of a $10,000 investment calculated at market value from inception through period end would be $25,305.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.31
Net (%)	0.29
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
12	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Materials ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	38.35	13.98	13.75	1.46	92.34	105.68
Market price	38.31	13.97	13.75	1.46	92.31	105.69
John Hancock Dimensional Materials Index[2]	38.47	14.38	14.16	1.66	95.73	109.90
Russell 1000 Basic Materials Index[3]	39.26	14.60	14.16	2.78	97.64	109.89

[1]	From 3-28-16.
[2]	The John Hancock Dimensional Materials Index is a rules-based index of U.S. material stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Basic Materials Index comprises securities of the Russell 1000 Index classified in the material sector. Effective 9-21-20, the underlying components of the Russell 1000 Basic Materials Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Chemicals	51.5
Containers and packaging	20.8
Metals and mining	18.5
Construction materials	5.9
Building products	1.9
Multi-utilities	0.9
Machinery	0.4
Paper and forest products	0.1
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Linde PLC	5.5
Nucor Corp.	4.9
PPG Industries, Inc.	4.4
LyondellBasell Industries NV, Class A	4.2
The Sherwin-Williams Company	4.1
DuPont de Nemours, Inc.	4.0
International Flavors & Fragrances, Inc.	3.9
Air Products & Chemicals, Inc.	3.4
Ball Corp.	3.3
Dow, Inc.	3.3
TOTAL	41.0
The value of a $10,000 investment calculated at market value from inception through period end would be $20,569.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.92
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

Multifactor Media and Communications ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-Year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	28.18	17.29	-2.83	52.39
Market price	28.06	17.29	-3.00	52.39
John Hancock Dimensional Media and Communications Index[2]	28.70	17.70	-2.65	53.78
Russell 1000 Telecommunications Index[3]	18.94	5.40	-3.87	14.90

[1]	From 3-12-19.
[2]	The John Hancock Dimensional Media and Communications Index is a rules-based index of U.S. media and communication stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Telecommunications Index comprises securities of the Russell 1000 Index classified in the telecommunications sector. Effective 9-21-20, the underlying components of the Russell 1000 Telecommunications Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Media	30.7
Entertainment	27.5
Interactive media and services	22.0
Diversified telecommunication services	13.2
Wireless telecommunication services	4.0
Professional services	1.7
Software	0.9
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Media and Communications ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Netflix, Inc.	7.7
The Walt Disney Company	5.9
AT&T, Inc.	5.8
Facebook, Inc., Class A	5.4
Comcast Corp., Class A	5.4
Verizon Communications, Inc.	4.4
T-Mobile US, Inc.	4.0
Electronic Arts, Inc.	3.8
Match Group, Inc.	3.6
Alphabet, Inc., Class A	3.4
TOTAL	49.4
The value of a $10,000 investment calculated at market value from inception through period end would be $15,239.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.77
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
14	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Mid Cap ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	45.29	16.47	14.91	6.48	114.35	133.21
Market price	45.20	16.46	14.91	6.50	114.19	133.25
John Hancock Dimensional Mid Cap Index[2]	45.92	16.94	15.39	6.69	118.72	139.19
Russell Midcap Index[3]	45.40	16.47	14.99	7.37	114.30	134.20

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Mid Cap Index is a rules-based index of mid-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell Midcap Index tracks the performance of approximately 800 publicly traded mid-cap companies in the United States.
SECTOR COMPOSITION (% of net assets)
Information technology	18.5
Industrials	16.0
Consumer discretionary	13.6
Financials	13.5
Health care	12.3
Materials	6.4
Real estate	5.8
Utilities	4.3
Energy	3.4
Communication services	3.1
Consumer staples	3.1
TOTAL	100.0

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
United Rentals, Inc.	0.4
Parker-Hannifin Corp.	0.4
SVB Financial Group	0.4
Rockwell Automation, Inc.	0.4
Laboratory Corp. of America Holdings	0.4
Ameriprise Financial, Inc.	0.4
Keysight Technologies, Inc.	0.4
EPAM Systems, Inc.	0.4
ResMed, Inc.	0.4
Fifth Third Bancorp	0.4
TOTAL	4.0
The value of a $10,000 investment calculated at market value from inception through period end would be $23,325.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.42
Net (%)	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

Multifactor Small Cap ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-Year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	46.72	10.84	3.09	50.64
Market price	46.59	10.84	3.13	50.64
John Hancock Dimensional Small Cap Index[2]	47.40	11.30	3.32	53.15
Russell 2000 Index[3]	50.80	13.14	1.85	63.45

[1]	From 11-8-17.
[2]	The John Hancock Dimensional Small Cap Index is a rules-based index of small-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
SECTOR COMPOSITION (% of net assets)
Industrials	17.7
Financials	16.6
Consumer discretionary	14.9
Information technology	14.5
Health care	10.2
Real estate	8.2
Materials	5.8
Utilities	3.7
Energy	3.1
Consumer staples	3.0
Communication services	2.2
Short-term investments and other	0.1
TOTAL	100.0

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Small Cap ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Regal Rexnord Corp.	0.6
Brooks Automation, Inc.	0.5
TopBuild Corp.	0.5
Silicon Laboratories, Inc.	0.5
Saia, Inc.	0.5
Wyndham Hotels & Resorts, Inc.	0.5
Acuity Brands, Inc.	0.5
Mattel, Inc.	0.5
Cullen/Frost Bankers, Inc.	0.5
Janus Henderson Group PLC	0.5
TOTAL	5.1
The value of a $10,000 investment calculated at market value from inception through period end would be $15,064.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.45
Net (%)	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
16	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Technology ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	52.61	27.86	26.37	15.81	241.67	316.28
Market price	52.56	27.85	26.38	15.87	241.59	316.35
John Hancock Dimensional Technology Index[2]	53.27	28.29	26.83	16.05	247.57	325.45
Russell 1000 Technology Index[3]	51.17	31.44	29.22	18.92	292.32	376.92

[1]	From 9-28-15.
[2]	The John Hancock Dimensional Technology Index is a rules-based index of U.S. technology stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Technology Index comprises securities of the Russell 1000 Index classified in the technology sector. Effective 9-21-20, the underlying components of the Russell 1000 Technology Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Software	36.5
Semiconductors and semiconductor equipment	31.1
Technology hardware, storage and peripherals	9.6
IT services	8.7
Electronic equipment, instruments and components	7.8
Communications equipment	5.1
Electrical equipment	0.8
Interactive media and services	0.3
Short-term investments and other	0.1
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
Microsoft Corp.	6.4
Apple, Inc.	5.7
NVIDIA Corp.	4.5
Adobe, Inc.	2.7
salesforce.com, Inc.	2.7
Broadcom, Inc.	2.5
Cisco Systems, Inc.	2.4
Intel Corp.	2.2
Texas Instruments, Inc.	2.2
QUALCOMM, Inc.	1.6
TOTAL	32.9
The value of a $10,000 investment calculated at market value from inception through period end would be $41,635.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.67
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

Multifactor Utilities ETF
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	11.16	8.31	7.93	1.00	49.07	53.28
Market price	11.17	8.31	7.93	0.99	49.02	53.28
John Hancock Dimensional Utilities Index[2]	11.52	8.77	8.40	1.10	52.28	57.06
Russell 1000 Utilities Index[3]	14.26	9.26	8.34	3.30	55.71	56.55

[1]	From 3-28-16.
[2]	The John Hancock Dimensional Utilities Index is a rules-based index of U.S. utility stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, as defined by free-float market cap; relative price, as defined by price/book; and profitability, as defined by operating income over book, and are weighted accordingly in favor of smaller, less expensive, more profitable companies. The index is reconstituted and rebalanced on a semiannual basis. Index performance assumes reinvestment of dividends and, unless otherwise indicated, does not reflect the management fees, operating expenses, transaction costs, and other expenses that apply to an ETF.
[3]	The Russell 1000 Utilities Index comprises securities of the Russell 1000 Index classified in the utility sector. Effective 9-21-20, the underlying components of the Russell 1000 Utilities Index reflect a new company classification methodology. Consequently, the custom blended benchmark’s performance consists of 100% of the prior methodology through 9-20-20 and 100% of the current methodology thereafter.
INDUSTRY COMPOSITION (% of net assets)
Electric utilities	55.9
Multi-utilities	32.3
Water utilities	4.3
Independent power and renewable electricity producers	4.0
Gas utilities	3.4
Short-term investments and other	0.1
TOTAL	100.0
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
TOP TEN HOLDINGS[4] (% of net assets)
American Electric Power Company, Inc.	5.8
Duke Energy Corp.	5.4
Exelon Corp.	5.3
Xcel Energy, Inc.	5.0
The Southern Company	4.7
Sempra Energy	4.5
Edison International	4.2
Public Service Enterprise Group, Inc.	4.0
Eversource Energy	3.8
Entergy Corp.	3.8
TOTAL	46.5
The value of a $10,000 investment calculated at market value from inception through period end would be $15,328.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
[4]	Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.94
Net (%)	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
18	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2021, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2021	Ending value on 10-31-2021	Expenses paid during 10-31-2021[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$1,074.50	$2.09	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$1,010.70	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$1,036.80	$2.00	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.99	0.39%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$962.80	$2.42	0.49%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.50	0.49%
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2021	Ending value on 10-31-2021	Expenses paid during 10-31-2021[1]	Annualized expense ratio
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$1,232.70	$2.25	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$1,081.50	$2.10	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,083.90	$2.10	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$1,059.80	$2.08	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$1,089.80	$1.53	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$1,014.60	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Media and Communications ETF
Actual expenses/actual returns	$1,000.00	$971.70	$1.99	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$1,064.80	$2.13	0.41%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.09	0.41%
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$1,030.90	$2.15	0.42%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.14	0.42%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,158.10	$2.18	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$1,010.00	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
20	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

Funds’ investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$26,910,277
(Cost $22,299,590)
Communication services – 0.5%		131,412
Entertainment – 0.5%
Roku, Inc. (A)	431	131,412
Consumer discretionary – 92.9%		25,030,890
Auto components – 0.3%
Fox Factory Holding Corp. (A)	561	90,293
Automobiles – 11.9%
Ford Motor Company (A)	23,340	398,647
General Motors Company (A)	8,957	487,530
Harley-Davidson, Inc.	2,094	76,410
Tesla, Inc. (A)	1,935	2,155,590
Thor Industries, Inc.	715	72,901
Distributors – 1.7%
Genuine Parts Company	1,946	255,140
LKQ Corp. (A)	3,552	195,644
Diversified consumer services – 0.8%
Bright Horizons Family Solutions, Inc. (A)	807	133,962
Chegg, Inc. (A)	1,271	75,548
Hotels, restaurants and leisure – 20.3%
Airbnb, Inc., Class A (A)	546	93,180
Booking Holdings, Inc. (A)	110	266,286
Boyd Gaming Corp. (A)	1,209	77,110
Caesars Entertainment, Inc. (A)	2,215	242,454
Carnival Corp. (A)	8,803	195,074
Chipotle Mexican Grill, Inc. (A)	134	238,390
Choice Hotels International, Inc.	386	54,279
Churchill Downs, Inc.	437	100,510
Darden Restaurants, Inc.	1,762	253,975
Domino’s Pizza, Inc.	360	176,029
DraftKings, Inc., Class A (A)(B)	3,166	147,504
Expedia Group, Inc. (A)	1,229	202,060
Hilton Worldwide Holdings, Inc. (A)	2,529	364,050
Hyatt Hotels Corp., Class A (A)	494	42,089
Las Vegas Sands Corp. (A)	2,244	87,090
Marriott International, Inc., Class A (A)	2,459	393,489
Marriott Vacations Worldwide Corp.	458	72,007
McDonald’s Corp.	2,220	545,121
MGM Resorts International	4,980	234,857
Norwegian Cruise Line Holdings, Ltd. (A)	3,795	97,607
Penn National Gaming, Inc. (A)	1,909	136,684
Planet Fitness, Inc., Class A (A)	863	68,652
Royal Caribbean Cruises, Ltd. (A)	2,327	196,469
Scientific Games Corp. (A)	531	42,507
Starbucks Corp.	3,547	376,230
Texas Roadhouse, Inc.	889	78,952
Vail Resorts, Inc.	519	178,904
Wyndham Hotels & Resorts, Inc.	1,189	100,435
Wynn Resorts, Ltd. (A)	889	79,832
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	2,700	$337,338
Household durables – 2.7%
Garmin, Ltd.	2,002	287,487
Helen of Troy, Ltd. (A)	329	74,009
Tempur Sealy International, Inc.	3,095	137,635
Whirlpool Corp.	1,056	222,636
Internet and direct marketing retail – 8.8%
Amazon.com, Inc. (A)	423	1,426,540
Chewy, Inc., Class A (A)(B)	573	43,433
DoorDash, Inc., Class A (A)	626	121,945
eBay, Inc.	4,435	340,253
Etsy, Inc. (A)	1,288	322,889
Wayfair, Inc., Class A (A)(B)	466	116,081
Leisure products – 3.0%
Brunswick Corp.	1,300	121,017
Hasbro, Inc.	1,593	152,546
Mattel, Inc. (A)	5,535	120,718
Peloton Interactive, Inc., Class A (A)	2,125	194,310
Polaris, Inc.	1,031	118,513
YETI Holdings, Inc. (A)	1,080	106,196
Multiline retail – 6.5%
Dollar General Corp.	1,780	394,306
Dollar Tree, Inc. (A)	3,190	343,754
Kohl’s Corp.	1,842	89,392
Macy’s, Inc.	2,838	75,122
Target Corp.	3,289	853,890
Specialty retail – 27.8%
Advance Auto Parts, Inc.	895	201,840
AutoNation, Inc. (A)	1,102	133,474
AutoZone, Inc. (A)	199	355,183
Bath & Body Works, Inc.	2,129	147,093
Best Buy Company, Inc.	4,549	556,070
Burlington Stores, Inc. (A)	657	181,523
CarMax, Inc. (A)	2,324	318,202
Carvana Company (A)	313	94,895
Dick’s Sporting Goods, Inc.	1,073	133,277
Five Below, Inc. (A)	756	149,159
Floor & Decor Holdings, Inc., Class A (A)	1,316	178,871
Foot Locker, Inc.	922	43,952
GameStop Corp., Class A (A)	418	76,707
Lithia Motors, Inc.	373	119,069
Lowe’s Companies, Inc.	2,635	616,116
O’Reilly Automotive, Inc. (A)	741	461,139
Penske Automotive Group, Inc.	414	43,905
RH (A)	213	140,501
Ross Stores, Inc.	3,562	403,218
The Gap, Inc.	3,628	82,319
The Home Depot, Inc.	3,915	1,455,362
The TJX Companies, Inc.	7,517	492,288
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	2,117	$459,749
Ulta Beauty, Inc. (A)	881	323,644
Victoria’s Secret & Company (A)	1,180	59,555
Williams-Sonoma, Inc.	1,460	271,166
Textiles, apparel and luxury goods – 9.1%
Capri Holdings, Ltd. (A)	1,842	98,068
Columbia Sportswear Company	460	47,766
Crocs, Inc. (A)	550	88,798
Deckers Outdoor Corp. (A)	419	165,635
Hanesbrands, Inc.	7,394	125,994
Levi Strauss & Company, Class A	990	25,918
Lululemon Athletica, Inc. (A)	644	300,110
NIKE, Inc., Class B	4,829	807,843
PVH Corp. (A)	781	85,387
Ralph Lauren Corp.	644	81,897
Skechers USA, Inc., Class A (A)	1,651	76,293
Tapestry, Inc.	3,437	133,974
Under Armour, Inc., Class A (A)	2,200	48,312
Under Armour, Inc., Class C (A)	2,279	43,028
VF Corp.	4,392	320,089
Consumer staples – 0.9%		246,565
Personal products – 0.9%
Coty, Inc., Class A (A)	2,074	17,588
The Estee Lauder Companies, Inc., Class A	706	228,977
Industrials – 5.6%		1,501,410
Building products – 1.5%
Allegion PLC	1,540	197,582
Fortune Brands Home & Security, Inc.	1,969	199,657
Commercial services and supplies – 1.9%
Copart, Inc. (A)	2,631	408,568
Rollins, Inc.	2,827	99,595
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	355	61,525
Lyft, Inc., Class A (A)	2,561	117,473
Uber Technologies, Inc. (A)	6,310	276,504
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	598	140,506

SHORT-TERM INVESTMENTS – 0.7%		$181,656
(Cost $181,659)
Short-term funds – 0.7%		181,656
John Hancock Collateral Trust, 0.0370% (C)(D)	10,654	106,602
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	75,054	$75,054
Total investments (Multifactor Consumer Discretionary ETF) (Cost $22,481,249) 100.6%		$27,091,933
Other assets and liabilities, net (0.6%)		(166,428)
Total net assets 100.0%		$26,925,505

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$21,867,530
(Cost $19,446,763)
Consumer discretionary – 0.8%		180,488
Household durables – 0.8%
Newell Brands, Inc.	7,885	180,488
Consumer staples – 95.6%		20,932,039
Beverages – 20.8%
Brown-Forman Corp., Class A	576	36,881
Brown-Forman Corp., Class B	5,313	360,700
Celsius Holdings, Inc. (A)	439	42,372
Constellation Brands, Inc., Class A	3,055	662,355
Keurig Dr. Pepper, Inc.	6,797	245,304
Molson Coors Beverage Company, Class B	3,889	171,466
Monster Beverage Corp. (A)	3,220	273,700
PepsiCo, Inc.	8,495	1,372,792
The Boston Beer Company, Inc., Class A (A)	152	74,857
The Coca-Cola Company	23,269	1,311,674
Food and staples retailing – 25.2%
Albertsons Companies, Inc., Class A (B)	3,463	107,180
BJ’s Wholesale Club Holdings, Inc. (A)	2,883	168,483
Casey’s General Stores, Inc.	837	160,319
Costco Wholesale Corp.	2,917	1,433,822
Performance Food Group Company (A)	2,723	123,161
Sysco Corp.	8,331	640,654
The Kroger Company	18,644	746,133
U.S. Foods Holding Corp. (A)	4,311	149,462
Walgreens Boots Alliance, Inc.	14,023	659,361
Walmart, Inc.	8,970	1,340,297
Food products – 28.9%
Archer-Daniels-Midland Company	10,670	685,441
Beyond Meat, Inc. (A)(B)	552	54,637
22	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Bunge, Ltd.	2,839	$263,005
Campbell Soup Company	5,850	233,708
Conagra Brands, Inc.	9,357	301,295
Darling Ingredients, Inc. (A)	2,924	247,136
Freshpet, Inc. (A)	594	92,611
General Mills, Inc.	7,439	459,730
Hormel Foods Corp.	5,483	232,041
Ingredion, Inc.	1,656	157,701
Kellogg Company	6,925	424,503
Lamb Weston Holdings, Inc.	3,003	169,519
McCormick & Company, Inc.	4,309	345,711
Mondelez International, Inc., Class A	13,173	800,128
Pilgrim’s Pride Corp. (A)	1,301	36,636
Post Holdings, Inc. (A)	1,489	151,104
The Hershey Company	2,808	492,383
The J.M. Smucker Company	2,116	259,972
The Kraft Heinz Company	12,902	463,053
Tyson Foods, Inc., Class A	5,653	452,070
Household products – 14.6%
Church & Dwight Company, Inc.	5,096	445,187
Colgate-Palmolive Company	8,072	615,006
Kimberly-Clark Corp.	2,804	363,090
Reynolds Consumer Products, Inc.	1,695	45,731
The Clorox Company	2,395	390,409
The Procter & Gamble Company	9,331	1,334,237
Personal products – 0.4%
Herbalife Nutrition, Ltd. (A)	1,895	87,928
Tobacco – 5.7%
Altria Group, Inc.	11,812	521,027
Philip Morris International, Inc.	7,680	726,067
Materials – 3.5%		755,003
Chemicals – 3.5%
Corteva, Inc.	14,005	604,316
The Scotts Miracle-Gro Company	1,015	150,687

SHORT-TERM INVESTMENTS – 0.9%		$200,756
(Cost $200,763)
Short-term funds – 0.9%		200,756
John Hancock Collateral Trust, 0.0370% (C)(D)	14,644	146,524

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	54,232	54,232
Total investments (Multifactor Consumer Staples ETF) (Cost $19,647,526) 100.8%		$22,068,286
Other assets and liabilities, net (0.8%)		(183,521)
Total net assets 100.0%		$21,884,765

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR CONSUMER STAPLES ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%		$518,809,482
(Cost $439,145,167)
Australia - 6.8%		36,166,653
Afterpay, Ltd. (A)	2,486	230,211
Ampol, Ltd.	3,744	85,910
APA Group	74,410	458,293
Aristocrat Leisure, Ltd.	16,364	573,744
ASX, Ltd.	2,206	137,558
Aurizon Holdings, Ltd.	240,291	608,226
Australia & New Zealand Banking Group, Ltd.	63,135	1,334,418
BHP Group PLC	58,095	1,540,912
BHP Group, Ltd. (B)	73,359	2,015,555
BlueScope Steel, Ltd.	42,691	661,184
Brambles, Ltd.	78,649	593,095
CIMIC Group, Ltd.	2,268	33,934
Cochlear, Ltd.	2,718	450,026
Coles Group, Ltd.	30,876	397,493
Commonwealth Bank of Australia	36,460	2,866,672
Computershare, Ltd.	33,034	465,470
Crown Resorts, Ltd. (A)	24,227	181,241
CSL, Ltd.	10,789	2,435,055
Dexus	25,289	206,471
Domino’s Pizza Enterprises, Ltd.	2,652	269,825
Endeavour Group, Ltd.	64,225	328,028
Evolution Mining, Ltd.	93,764	255,647
Fortescue Metals Group, Ltd.	59,726	624,902
Goodman Group	23,610	388,363
Insurance Australia Group, Ltd.	96,284	347,131
Lendlease Corp., Ltd.	40,930	321,567
Macquarie Group, Ltd.	9,298	1,374,677
Magellan Financial Group, Ltd.	8,386	218,377
Medibank Private, Ltd.	213,709	532,916
Mineral Resources, Ltd.	10,861	314,805
Mirvac Group	93,288	197,593
National Australia Bank, Ltd.	56,351	1,215,157
Newcrest Mining, Ltd.	15,446	288,761
Northern Star Resources, Ltd.	58,670	407,179
Oil Search, Ltd.	110,333	355,517
Origin Energy, Ltd.	114,904	435,837
Qantas Airways, Ltd. (A)	37,315	149,946
QBE Insurance Group, Ltd.	78,256	695,345
Ramsay Health Care, Ltd.	11,095	586,842
REA Group, Ltd.	1,466	176,332
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Reece, Ltd. (B)	7,448	$111,268
Rio Tinto, Ltd.	18,830	1,276,990
Santos, Ltd.	231,857	1,215,551
Scentre Group	102,020	231,414
SEEK, Ltd.	10,164	249,638
Sonic Healthcare, Ltd.	12,696	381,725
South32, Ltd.	254,639	682,796
Stockland	73,279	250,431
Suncorp Group, Ltd.	74,014	651,537
Sydney Airport (A)	36,021	221,583
Tabcorp Holdings, Ltd.	133,941	498,991
Telstra Corp., Ltd.	180,838	518,861
The GPT Group	45,278	175,483
TPG Telecom, Ltd.	8,877	45,006
Transurban Group	27,229	274,871
Treasury Wine Estates, Ltd.	41,228	356,732
Vicinity Centres	85,049	110,194
Wesfarmers, Ltd.	23,065	991,806
Westpac Banking Corp.	81,815	1,577,453
WiseTech Global, Ltd.	3,802	145,868
Woodside Petroleum, Ltd.	24,678	431,139
Woolworths Group, Ltd.	35,211	1,007,101
Austria - 0.2%		861,236
Erste Group Bank AG	7,186	308,523
OMV AG	3,635	220,426
Raiffeisen Bank International AG	3,608	105,637
Telekom Austria AG (A)	2,680	23,199
Verbund AG	954	99,472
voestalpine AG	2,736	103,979
Belgium - 0.9%		4,830,567
Ackermans & van Haaren NV	2,129	366,365
Ageas SA/NV	16,070	782,934
Anheuser-Busch InBev SA/NV	22,937	1,400,718
D’ieteren Group	229	39,460
Elia Group SA/NV	2,694	314,569
Etablissements Franz Colruyt NV (B)	3,726	182,998
KBC Group NV	7,527	701,727
Proximus SADP	11,026	207,794
Solvay SA	1,907	226,867
UCB SA	1,317	157,134
Umicore SA	5,478	314,308
Warehouses De Pauw CVA	2,976	135,693
Chile - 0.1%		559,705
Antofagasta PLC	28,644	559,705
Czech Republic - 0.1%		357,478
Avast PLC (C)	46,603	357,478
Denmark - 2.6%		13,639,731
A.P. Moller - Maersk A/S, Series A	89	243,948
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
A.P. Moller - Maersk A/S, Series B	105	$303,729
Carlsberg A/S, Class B	5,845	965,173
Chr. Hansen Holding A/S	6,988	556,575
Coloplast A/S, B Shares	2,709	442,064
Danske Bank A/S	40,493	685,975
Demant A/S (A)	2,958	143,429
DSV A/S	6,243	1,452,380
Genmab A/S (A)	4,388	1,968,622
Novo Nordisk A/S, B Shares	35,297	3,867,194
Novozymes A/S, B Shares	16,453	1,211,129
Orsted A/S (C)	4,958	700,314
Vestas Wind Systems A/S	25,390	1,099,199
Finland - 1.3%		7,125,025
Elisa OYJ	9,249	558,503
Fortum OYJ	11,256	334,768
Kesko OYJ, A Shares	7,371	225,194
Kesko OYJ, B Shares	17,100	555,872
Kone OYJ, Class B	10,002	682,451
Metso Outotec OYJ	41,358	415,438
Neste OYJ	11,175	623,206
Nokia OYJ (A)	160,688	924,202
Nordea Bank ABP	65,370	799,917
Orion OYJ, Class A	621	26,806
Orion OYJ, Class B	5,880	254,697
Sampo OYJ, A Shares	5,353	284,959
Stora Enso OYJ, R Shares	50,513	840,599
UPM-Kymmene OYJ	9,812	346,552
Wartsila OYJ ABP	18,144	251,861
France - 10.2%		53,869,303
Air Liquide SA	11,986	2,000,723
Airbus SE (A)	11,787	1,508,639
AXA SA	48,895	1,423,646
BNP Paribas SA	23,578	1,579,838
Capgemini SE	12,260	2,856,020
Cie de Saint-Gobain	49,252	3,394,732
Cie Generale des Etablissements Michelin SCA	23,891	3,751,812
Credit Agricole SA	85,955	1,297,107
Danone SA	26,601	1,734,678
Dassault Systemes SE	11,314	659,631
Electricite de France SA	55,571	818,660
Engie SA	123,966	1,763,979
EssilorLuxottica SA	5,593	1,157,929
Hermes International	639	1,013,461
Kering SA	1,315	986,420
Legrand SA	19,497	2,126,327
L’Oreal SA	2,949	1,347,857
LVMH Moet Hennessy Louis Vuitton SE	5,458	4,277,376
Orange SA	278,514	3,040,996
Pernod Ricard SA	4,372	1,005,322
Safran SA	16,438	2,207,413
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Sanofi	20,591	$2,059,534
Sartorius Stedim Biotech	640	352,693
Schneider Electric SE	5,970	1,028,717
Societe Generale SA	48,197	1,608,299
Teleperformance	3,246	1,356,447
Thales SA	7,503	691,675
TotalEnergies SE	56,632	2,842,355
Veolia Environnement SA	17,940	586,085
Vinci SA	20,197	2,158,961
Vivendi SE	53,433	688,536
Worldline SA (A)(C)	9,321	543,435
Germany - 8.1%		42,705,942
adidas AG	3,684	1,207,795
Allianz SE	9,597	2,233,996
BASF SE	22,718	1,637,366
Bayer AG	44,812	2,523,961
Bayerische Motoren Werke AG	18,052	1,822,502
Beiersdorf AG	4,077	433,594
Carl Zeiss Meditec AG, Bearer Shares	439	88,372
Continental AG (A)	12,110	1,422,731
Daimler AG	34,300	3,403,334
Delivery Hero SE (A)(C)	3,808	473,952
Deutsche Bank AG (A)	121,878	1,572,068
Deutsche Boerse AG	11,158	1,854,248
Deutsche Post AG	22,551	1,396,718
Deutsche Telekom AG	125,686	2,338,546
E.ON SE	114,966	1,458,964
Evonik Industries AG	16,876	547,223
Fresenius Medical Care AG & Company KGaA	24,924	1,657,335
Fresenius SE & Company KGaA	51,002	2,317,500
Hannover Rueck SE	3,692	675,065
Hapag-Lloyd AG (C)	656	141,127
HeidelbergCement AG	12,069	909,800
HelloFresh SE (A)	4,660	377,495
Henkel AG & Company KGaA	1,693	141,260
Infineon Technologies AG	15,165	708,920
Knorr-Bremse AG	3,609	380,647
Merck KGaA	2,148	507,595
Muenchener Rueckversicherungs-Gesellschaft AG	3,837	1,137,622
Puma SE	4,326	537,172
RWE AG	39,270	1,511,961
SAP SE	11,083	1,607,329
Siemens AG	8,787	1,426,472
Siemens Energy AG (A)	21,353	613,321
Siemens Healthineers AG (C)	3,046	202,545
Symrise AG	7,958	1,100,983
Volkswagen AG	1,550	503,681
Vonovia SE	16,574	1,006,196
Zalando SE (A)(C)	8,755	826,546
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong - 2.8%		$14,769,302
AIA Group, Ltd.	317,924	3,590,364
BOC Hong Kong Holdings, Ltd.	95,295	302,580
Budweiser Brewing Company APAC, Ltd. (C)	14,300	39,431
Chow Tai Fook Jewellery Group, Ltd.	95,200	194,829
CK Asset Holdings, Ltd.	139,969	864,567
CK Hutchison Holdings, Ltd.	74,273	499,829
CK Infrastructure Holdings, Ltd.	46,929	282,936
CLP Holdings, Ltd.	155,071	1,518,008
Galaxy Entertainment Group, Ltd. (A)	22,641	122,532
Hang Lung Properties, Ltd.	100,000	232,162
Hang Seng Bank, Ltd.	20,289	386,008
Henderson Land Development Company, Ltd.	96,398	403,979
Hong Kong & China Gas Company, Ltd.	119,065	185,201
Hong Kong Exchanges & Clearing, Ltd.	30,125	1,823,211
Link REIT	49,710	440,927
MTR Corp., Ltd.	43,913	239,349
New World Development Company, Ltd.	136,265	591,196
Orient Overseas International, Ltd.	6,500	120,073
Power Assets Holdings, Ltd.	96,073	586,018
Sun Hung Kai Properties, Ltd.	43,662	580,921
Swire Properties, Ltd.	76,401	204,776
Techtronic Industries Company, Ltd.	47,577	979,178
Wharf Real Estate Investment Company, Ltd.	102,993	581,227
Ireland - 1.1%		5,787,634
CRH PLC	33,967	1,630,508
DCC PLC	5,506	460,841
Experian PLC	24,150	1,107,977
Flutter Entertainment PLC (A)	2,378	450,217
James Hardie Industries PLC, CHESS Depositary Interest	11,490	445,747
Kerry Group PLC, Class A	1,639	220,211
Kingspan Group PLC	9,202	1,061,067
Smurfit Kappa Group PLC	7,843	411,066
Israel - 0.4%		2,416,813
Azrieli Group, Ltd.	644	60,262
Bank Hapoalim BM	30,367	299,163
Bank Leumi Le-Israel BM	47,362	452,638
Check Point Software Technologies, Ltd. (A)	3,094	370,042
CyberArk Software, Ltd. (A)	118	21,253
Elbit Systems, Ltd.	600	94,651
Fiverr International, Ltd. (A)	63	10,732
ICL Group, Ltd.	26,046	223,180
Mizrahi Tefahot Bank, Ltd.	6,245	227,300
Nice, Ltd. (A)	639	180,192
Teva Pharmaceutical Industries, Ltd. (A)	45,727	404,132
Wix.com, Ltd. (A)	394	73,268
Italy - 2.1%		11,265,356
Amplifon SpA	7,093	360,758
Assicurazioni Generali SpA (B)	24,267	529,364
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Atlantia SpA (A)	20,287	$392,185
Davide Campari-Milano NV	22,383	318,085
DiaSorin SpA	1,448	327,347
Enel SpA	150,081	1,256,757
Eni SpA	86,703	1,244,580
Ferrari NV	3,050	723,570
FinecoBank Banca Fineco SpA (A)	26,520	506,850
Infrastrutture Wireless Italiane SpA (C)	19,185	212,161
Interpump Group SpA	855	63,077
Intesa Sanpaolo SpA	312,227	887,955
Mediobanca Banca di Credito Finanziario SpA (A)	55,008	656,632
Moncler SpA	9,345	671,796
Nexi SpA (A)(C)	6,276	109,125
Poste Italiane SpA (C)	12,724	181,705
PRADA SpA	21,600	135,502
Prysmian SpA	10,614	401,656
Recordati Industria Chimica e Farmaceutica SpA	6,688	418,872
Snam SpA	52,982	300,252
Telecom Italia SpA	967,815	345,073
Terna SpA	77,691	579,186
UniCredit SpA	40,430	534,501
UnipolSai Assicurazioni SpA	37,397	108,367
Japan - 23.5%		124,003,515
ABC-Mart, Inc.	1,400	66,915
Acom Company, Ltd.	17,300	57,502
Advantest Corp.	4,900	400,938
Aeon Company, Ltd.	18,200	417,870
AGC, Inc.	17,600	875,177
Aisin Corp.	16,000	584,433
Ajinomoto Company, Inc.	14,500	433,124
ANA Holdings, Inc. (A)	8,100	188,461
Asahi Group Holdings, Ltd.	8,300	375,383
Asahi Intecc Company, Ltd.	9,300	244,602
Asahi Kasei Corp.	58,400	612,809
Astellas Pharma, Inc.	19,700	331,198
Azbil Corp.	1,800	76,562
Bandai Namco Holdings, Inc.	5,001	381,001
BayCurrent Consulting, Inc.	400	164,525
Bridgestone Corp.	15,400	677,857
Brother Industries, Ltd.	13,800	266,015
Canon, Inc.	21,200	475,594
Capcom Company, Ltd.	8,000	214,690
Central Japan Railway Company	4,644	688,302
Chubu Electric Power Company, Inc.	32,200	332,943
Chugai Pharmaceutical Company, Ltd.	12,400	461,853
Concordia Financial Group, Ltd.	76,100	302,331
Cosmos Pharmaceutical Corp.	700	106,635
CyberAgent, Inc.	24,000	399,912
Dai Nippon Printing Company, Ltd.	20,324	500,859
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daifuku Company, Ltd.	4,600	$421,574
Dai-ichi Life Holdings, Inc.	27,000	568,652
Daiichi Sankyo Company, Ltd.	19,000	477,729
Daikin Industries, Ltd.	5,547	1,210,829
Daito Trust Construction Company, Ltd.	3,886	481,213
Daiwa House Industry Company, Ltd.	26,200	861,883
Daiwa House REIT Investment Corp.	38	108,976
Daiwa Securities Group, Inc.	86,800	486,202
Denso Corp.	9,200	663,465
Dentsu Group, Inc.	10,700	391,309
Disco Corp.	1,698	455,679
East Japan Railway Company	9,700	602,970
Eisai Company, Ltd.	2,872	202,180
ENEOS Holdings, Inc.	243,800	982,683
FANUC Corp.	1,970	385,448
Fast Retailing Company, Ltd.	1,519	1,005,917
Fuji Electric Company, Ltd.	11,593	564,272
FUJIFILM Holdings Corp.	10,200	787,285
Fujitsu, Ltd.	3,300	567,968
GLP J-REIT	93	151,622
GMO Payment Gateway, Inc.	2,700	341,925
Hakuhodo DY Holdings, Inc.	12,300	200,424
Hamamatsu Photonics KK	3,700	218,706
Hankyu Hanshin Holdings, Inc.	21,300	658,474
Hikari Tsushin, Inc.	541	83,267
Hino Motors, Ltd.	24,700	233,082
Hirose Electric Company, Ltd.	1,005	167,375
Hitachi Construction Machinery Company, Ltd.	9,200	292,480
Hitachi Metals, Ltd. (A)	18,200	344,288
Hitachi, Ltd.	24,400	1,402,478
Honda Motor Company, Ltd.	42,654	1,252,780
Hoshizaki Corp.	2,100	176,067
Hoya Corp.	10,000	1,466,784
Hulic Company, Ltd.	42,400	406,430
Ibiden Company, Ltd.	3,000	179,171
Idemitsu Kosan Company, Ltd.	23,559	643,598
Iida Group Holdings Company, Ltd.	9,600	235,990
Inpex Corp.	56,100	468,382
Isuzu Motors, Ltd.	33,400	447,872
ITOCHU Corp.	51,900	1,475,640
Itochu Techno-Solutions Corp.	5,700	179,461
Japan Airlines Company, Ltd. (A)	13,600	292,336
Japan Exchange Group, Inc.	22,500	531,495
Japan Metropolitan Fund Investment Corp.	151	138,386
Japan Post Bank Company, Ltd.	8,000	62,372
Japan Post Holdings Company, Ltd. (A)	25,500	195,681
Japan Post Insurance Company, Ltd.	10,000	162,245
Japan Real Estate Investment Corp.	37	226,494
Japan Tobacco, Inc.	44,300	868,517
JFE Holdings, Inc.	25,100	383,682
JSR Corp.	8,500	306,380
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kajima Corp.	38,600	$473,931
Kakaku.com, Inc.	3,900	128,774
Kansai Paint Company, Ltd.	6,400	147,785
Kao Corp.	12,700	716,279
KDDI Corp.	65,000	2,011,138
Keio Corp.	4,470	225,019
Keisei Electric Railway Company, Ltd.	8,800	282,078
Keyence Corp.	1,870	1,123,558
Kikkoman Corp.	1,500	122,605
Kintetsu Group Holdings Company, Ltd. (A)	7,800	244,552
Kirin Holdings Company, Ltd.	8,000	138,987
Kobayashi Pharmaceutical Company, Ltd.	1,400	111,853
Kobe Bussan Company, Ltd. (B)	6,300	216,308
Koei Tecmo Holdings Company, Ltd.	950	43,990
Koito Manufacturing Company, Ltd.	11,600	655,155
Komatsu, Ltd.	24,400	634,796
Konami Holdings Corp.	6,200	340,382
Kose Corp.	1,000	115,676
Kubota Corp.	21,800	463,148
Kyocera Corp.	8,500	496,097
Kyowa Kirin Company, Ltd.	2,600	85,280
Lasertec Corp.	1,900	417,075
Lawson, Inc.	4,300	207,788
Lion Corp. (B)	11,000	182,811
Lixil Corp.	36,700	941,116
M3, Inc.	10,600	623,590
Makita Corp.	2,500	115,391
Marubeni Corp.	95,400	804,196
Mazda Motor Corp. (A)	50,600	452,194
Medipal Holdings Corp.	4,100	73,892
MEIJI Holdings Company, Ltd.	3,500	220,697
Mercari, Inc. (A)(B)	1,900	102,478
MINEBEA MITSUMI, Inc.	35,000	882,482
MISUMI Group, Inc.	14,000	584,433
Mitsubishi Chemical Holdings Corp.	72,900	602,700
Mitsubishi Corp.	35,400	1,121,375
Mitsubishi Electric Corp.	34,900	466,762
Mitsubishi Estate Company, Ltd.	13,600	206,102
Mitsubishi HC Capital, Inc.	73,700	368,419
Mitsubishi Heavy Industries, Ltd.	32,900	839,343
Mitsubishi UFJ Financial Group, Inc.	299,570	1,635,451
Mitsui & Company, Ltd.	40,800	927,460
Mitsui Chemicals, Inc.	22,400	663,995
Mitsui Fudosan Company, Ltd.	17,800	405,642
Mitsui O.S.K. Lines, Ltd.	3,300	207,218
Miura Company, Ltd.	1,300	49,765
Mizuho Financial Group, Inc.	53,400	704,819
MonotaRO Company, Ltd.	7,100	160,649
MS&AD Insurance Group Holdings, Inc.	12,000	387,915
Murata Manufacturing Company, Ltd.	10,800	819,578
NEC Corp.	15,903	811,712
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nexon Company, Ltd.	4,600	$77,900
NGK Insulators, Ltd.	16,400	272,123
Nidec Corp.	9,200	1,014,199
Nihon M&A Center Holdings, Inc.	15,000	458,452
Nintendo Company, Ltd.	2,117	932,018
Nippon Building Fund, Inc.	27	175,225
Nippon Express Company, Ltd.	11,300	705,600
Nippon Paint Holdings Company, Ltd.	9,900	105,837
Nippon Prologis REIT, Inc.	49	163,512
Nippon Sanso Holdings Corp.	15,700	369,695
Nippon Shinyaku Company, Ltd.	1,500	119,842
Nippon Steel Corp.	23,700	415,490
Nippon Telegraph & Telephone Corp.	75,366	2,107,141
Nippon Yusen KK	10,500	753,256
Nissan Chemical Corp.	8,300	460,767
Nissan Motor Company, Ltd. (A)	61,600	311,930
Nisshin Seifun Group, Inc.	9,200	145,151
Nissin Foods Holdings Company, Ltd.	2,316	176,912
Nitori Holdings Company, Ltd.	2,201	402,560
Nitto Denko Corp.	16,694	1,300,090
Nomura Holdings, Inc.	74,700	360,316
Nomura Real Estate Master Fund, Inc.	114	170,663
Nomura Research Institute, Ltd.	10,000	398,158
NTT Data Corp.	16,900	338,371
Obayashi Corp.	56,800	477,215
Obic Company, Ltd.	700	128,858
Odakyu Electric Railway Company, Ltd.	14,600	315,368
Oji Holdings Corp.	76,700	379,380
Olympus Corp.	31,600	681,884
Omron Corp.	2,000	190,660
Ono Pharmaceutical Company, Ltd.	4,565	95,504
Oracle Corp. Japan	1,400	131,989
Oriental Land Company, Ltd.	2,200	346,135
ORIX Corp.	43,300	856,317
Orix JREIT, Inc.	45	74,549
Osaka Gas Company, Ltd.	37,000	595,764
Otsuka Corp.	7,300	358,518
Otsuka Holdings Company, Ltd.	7,600	299,534
Pan Pacific International Holdings Corp.	9,900	207,160
Panasonic Corp.	94,504	1,154,105
PeptiDream, Inc. (A)	5,800	140,034
Pola Orbis Holdings, Inc.	3,200	68,196
Rakuten Group, Inc.	10,700	117,299
Recruit Holdings Company, Ltd.	26,200	1,739,850
Renesas Electronics Corp. (A)	20,300	249,600
Resona Holdings, Inc.	138,800	520,995
Ricoh Company, Ltd.	41,300	400,595
Rohm Company, Ltd.	5,000	455,163
Ryohin Keikaku Company, Ltd.	14,000	274,782
Santen Pharmaceutical Company, Ltd.	12,300	172,702
SBI Holdings, Inc.	14,000	361,219
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
SCSK Corp.	8,700	$175,488
Secom Company, Ltd.	2,261	153,457
Seiko Epson Corp.	35,900	637,872
Sekisui Chemical Company, Ltd.	34,900	570,827
Sekisui House, Ltd.	30,500	631,666
Seven & i Holdings Company, Ltd.	33,000	1,383,960
SG Holdings Company, Ltd.	11,500	287,437
Sharp Corp.	11,500	135,247
Shimadzu Corp.	16,300	659,719
Shimano, Inc.	1,086	300,775
Shimizu Corp.	51,600	376,959
Shin-Etsu Chemical Company, Ltd.	4,198	745,718
Shionogi & Company, Ltd.	3,171	205,986
Shiseido Company, Ltd.	4,077	270,847
SMC Corp.	645	384,313
SoftBank Corp.	45,600	621,664
SoftBank Group Corp.	28,336	1,531,797
Sohgo Security Services Company, Ltd.	2,100	89,507
Sompo Holdings, Inc.	8,800	381,867
Sony Group Corp.	23,200	2,673,519
Square Enix Holdings Company, Ltd.	3,700	202,157
Stanley Electric Company, Ltd.	9,300	233,754
Subaru Corp.	16,200	316,541
SUMCO Corp.	17,500	332,120
Sumitomo Chemical Company, Ltd.	144,900	711,633
Sumitomo Corp.	32,100	455,213
Sumitomo Dainippon Pharma Company, Ltd.	8,900	125,431
Sumitomo Electric Industries, Ltd.	44,400	586,613
Sumitomo Metal Mining Company, Ltd.	16,800	651,668
Sumitomo Mitsui Financial Group, Inc.	32,500	1,060,579
Sumitomo Mitsui Trust Holdings, Inc.	14,675	483,139
Sumitomo Realty & Development Company, Ltd.	5,700	205,455
Suntory Beverage & Food, Ltd.	4,200	162,622
Suzuki Motor Corp.	10,900	485,135
Sysmex Corp.	3,748	462,481
T&D Holdings, Inc.	37,700	483,380
Taisei Corp.	16,661	521,638
Taisho Pharmaceutical Holdings Company, Ltd.	2,729	145,993
Taiyo Yuden Company, Ltd.	5,300	267,266
Takeda Pharmaceutical Company, Ltd.	28,247	793,468
TDK Corp.	15,300	554,168
Terumo Corp.	12,200	536,896
The Chiba Bank, Ltd.	59,700	369,640
The Kansai Electric Power Company, Inc.	33,700	309,736
The Shizuoka Bank, Ltd.	39,500	317,663
TIS, Inc.	6,500	176,431
Tobu Railway Company, Ltd.	18,800	466,764
Toho Company, Ltd.	4,200	197,062
Toho Gas Company, Ltd.	2,700	79,798
Tokio Marine Holdings, Inc.	17,100	899,503
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Century Corp.	5,000	$285,025
Tokyo Electron, Ltd.	3,057	1,416,904
Tokyo Gas Company, Ltd.	16,900	293,314
Tokyu Corp.	23,100	324,545
TOPPAN, Inc.	22,600	363,305
Toray Industries, Inc.	138,300	859,819
Toshiba Corp.	9,100	391,853
Tosoh Corp.	23,000	387,082
TOTO, Ltd.	7,700	371,410
Toyo Suisan Kaisha, Ltd.	1,600	68,897
Toyota Industries Corp.	4,000	338,873
Toyota Motor Corp.	347,540	6,115,668
Toyota Tsusho Corp.	8,000	345,889
Trend Micro, Inc.	9,200	518,799
Tsuruha Holdings, Inc.	2,200	271,081
Unicharm Corp.	10,300	414,800
USS Company, Ltd.	16,500	264,810
Welcia Holdings Company, Ltd.	4,700	175,387
West Japan Railway Company	10,581	497,662
Yakult Honsha Company, Ltd.	3,000	151,020
Yamaha Corp.	4,766	300,109
Yamaha Motor Company, Ltd.	33,100	918,759
Yamato Holdings Company, Ltd.	30,300	743,250
Yaskawa Electric Corp.	10,400	448,744
Z Holdings Corp.	38,900	240,854
ZOZO, Inc.	10,400	332,453
Jordan - 0.0%		198,755
Hikma Pharmaceuticals PLC	6,024	198,755
Luxembourg - 0.4%		2,116,413
ArcelorMittal SA	32,629	1,107,309
Eurofins Scientific SE	6,307	744,037
Tenaris SA	23,785	265,067
Macau - 0.0%		132,566
Sands China, Ltd. (A)	58,000	132,566
Mexico - 0.0%		115,909
Fresnillo PLC	9,796	115,909
Netherlands - 5.8%		30,538,281
Adyen NV (A)(C)	339	1,024,119
Akzo Nobel NV	15,368	1,768,146
Argenx SE (A)	479	143,514
ASML Holding NV	8,157	6,612,498
Heineken Holding NV	9,128	847,182
Heineken NV	4,953	549,226
ING Groep NV	81,105	1,231,426
Just Eat Takeaway.com NV (A)(C)	1,976	142,051
Koninklijke Ahold Delhaize NV	82,394	2,682,207
Koninklijke DSM NV	11,897	2,602,802
Koninklijke Philips NV	24,321	1,146,224
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Prosus NV (A)	6,930	$611,184
Royal Dutch Shell PLC, B Shares	161,498	3,730,140
Stellantis NV	115,667	2,309,008
Universal Music Group NV	1,035	30,082
Universal Music Group NV (Euronext Paris Exchange)	52,398	1,522,912
Wolters Kluwer NV	34,183	3,585,560
New Zealand - 0.2%		974,978
Auckland International Airport, Ltd. (A)	23,144	132,338
Fisher & Paykel Healthcare Corp., Ltd.	10,158	226,883
Mainfreight, Ltd.	871	56,037
Meridian Energy, Ltd.	33,605	120,007
Ryman Healthcare, Ltd.	4,467	46,194
Spark New Zealand, Ltd.	72,538	236,977
Xero, Ltd. (A)	1,394	156,542
Norway - 0.6%		3,156,101
Adevinta ASA (A)	1,973	32,431
Aker BP ASA	2,620	100,318
DNB Bank ASA (B)	22,132	525,351
Equinor ASA	43,405	1,096,760
Gjensidige Forsikring ASA	2,982	74,063
Mowi ASA	7,680	222,067
Norsk Hydro ASA	34,838	254,841
Orkla ASA	7,902	76,747
Salmar ASA	619	47,051
Schibsted ASA, A Shares	857	44,140
Schibsted ASA, B Shares	1,405	63,346
Telenor ASA	16,601	261,693
TOMRA Systems ASA	1,958	126,193
Yara International ASA	4,435	231,100
Portugal - 0.2%		872,155
EDP - Energias de Portugal SA	68,083	384,806
Galp Energia SGPS SA	23,310	242,564
Jeronimo Martins SGPS SA	10,792	244,785
Singapore - 1.8%		9,434,617
Ascendas Real Estate Investment Trust	69,992	160,382
CapitaLand Integrated Commercial Trust	105,259	167,821
Capitaland Investment, Ltd. (A)	109,000	278,057
DBS Group Holdings, Ltd.	69,212	1,618,283
Genting Singapore, Ltd.	511,900	296,093
Great Eastern Holdings, Ltd.	5,400	86,176
Jardine Cycle & Carriage, Ltd.	7,700	128,476
Keppel Corp., Ltd.	117,700	469,578
Mapletree Logistics Trust	46,000	68,906
Oversea-Chinese Banking Corp., Ltd.	143,568	1,256,287
Sea, Ltd., ADR (A)	2,556	878,165
Singapore Airlines, Ltd. (A)	164,200	633,178
Singapore Exchange, Ltd.	61,400	440,750
Singapore Technologies Engineering, Ltd.	81,400	231,192
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Singapore Telecommunications, Ltd.	620,200	$1,149,796
United Overseas Bank, Ltd.	64,524	1,279,953
Wilmar International, Ltd.	91,000	291,524
Spain - 2.3%		12,196,526
Aena SME SA (A)(C)	2,979	488,331
Amadeus IT Group SA (A)	5,603	375,039
Banco Bilbao Vizcaya Argentaria SA	167,414	1,174,450
Banco Santander SA (B)	403,166	1,528,696
CaixaBank SA	237,394	682,689
Cellnex Telecom SA (A)(C)	6,231	383,471
EDP Renovaveis SA	1,901	53,018
Endesa SA	8,446	194,945
Ferrovial SA	18,820	593,707
Grifols SA	16,300	373,396
Iberdrola SA	228,554	2,701,806
Industria de Diseno Textil SA (B)	29,728	1,074,741
Repsol SA	130,384	1,668,204
Siemens Gamesa Renewable Energy SA (A)	5,110	138,554
Telefonica SA	175,711	765,479
Sweden - 3.5%		18,706,346
Alfa Laval AB	3,226	138,115
Assa Abloy AB, B Shares	10,686	312,922
Atlas Copco AB, A Shares (B)	16,397	1,053,486
Atlas Copco AB, B Shares	9,417	509,309
Beijer Ref AB (B)	6,065	124,570
Boliden AB	31,774	1,120,608
Castellum AB	14,525	386,274
Electrolux AB, B Shares (B)	33,400	757,951
Epiroc AB, A Shares	16,619	413,516
Epiroc AB, B Shares	10,328	219,463
EQT AB	2,183	115,041
Essity AB, A Shares	412	13,336
Essity AB, B Shares	10,786	348,879
Evolution AB (C)	1,786	288,888
Fabege AB	12,401	209,655
Fastighets AB Balder, B Shares (A)	4,170	302,099
Getinge AB, B Shares	10,850	485,493
Hennes & Mauritz AB, B Shares (B)	18,987	355,974
Hexagon AB, B Shares	21,311	342,425
Holmen AB, B Shares	4,783	212,070
Husqvarna AB, A Shares	39	559
Husqvarna AB, B Shares (B)	42,578	605,566
ICA Gruppen AB (B)	7,846	405,615
Industrivarden AB, A Shares (B)	604	19,915
Indutrade AB	14,480	421,325
Lifco AB, B Shares	5,290	154,047
Lundin Energy AB	3,762	148,579
Nibe Industrier AB, B Shares	16,921	251,889
Sagax AB, B Shares	845	33,058
Samhallsbyggnadsbolaget i Norden AB	28,358	190,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB, Class D	4,865	$17,696
Sandvik AB	28,743	727,904
Securitas AB, B Shares	19,665	325,136
Sinch AB (A)(C)	6,531	123,837
Skandinaviska Enskilda Banken AB, A Shares	30,356	474,506
Skandinaviska Enskilda Banken AB, C Shares	301	4,822
Skanska AB, B Shares	34,685	880,402
SKF AB, B Shares	34,151	791,296
Svenska Cellulosa AB SCA, B Shares	16,572	258,368
Svenska Handelsbanken AB, A Shares (B)	37,756	432,314
Svenska Handelsbanken AB, B Shares (B)	1,501	18,962
Sweco AB, B Shares	7,527	119,804
Swedbank AB, A Shares (B)	23,574	511,198
Swedish Match AB	20,859	183,562
Swedish Orphan Biovitrum AB (A)	12,194	330,815
Tele2 AB, B Shares	40,818	575,782
Telefonaktiebolaget LM Ericsson, B Shares	46,484	508,761
Telia Company AB (B)	56,629	222,830
Trelleborg AB, B Shares	15,026	343,174
Vitrolife AB	767	49,922
Volvo AB, A Shares	12,689	299,625
Volvo AB, B Shares	67,224	1,564,816
Switzerland - 10.0%		52,834,652
ABB, Ltd.	44,016	1,459,091
Alcon, Inc.	30,782	2,548,800
Chocoladefabriken Lindt & Spruengli AG	3	360,821
Cie Financiere Richemont SA, A Shares	12,321	1,525,040
Coca-Cola HBC AG (A)	16,796	583,175
Credit Suisse Group AG	180,676	1,884,765
Geberit AG	1,643	1,285,271
Givaudan SA	426	2,008,902
Glencore PLC (A)	325,594	1,630,139
Holcim, Ltd. (A)	34,741	1,737,905
Kuehne + Nagel International AG	2,991	943,699
Lonza Group AG	823	676,053
Nestle SA	65,117	8,610,041
Novartis AG	49,694	4,113,657
Partners Group Holding AG	1,370	2,395,157
Roche Holding AG	13,714	5,313,753
Roche Holding AG, Bearer Shares	1,112	478,266
Schindler Holding AG	1,003	257,734
Schindler Holding AG, Participation Certificates	2,133	556,039
Sika AG	8,671	2,941,735
STMicroelectronics NV	52,733	2,496,847
Straumann Holding AG	299	622,378
Swiss Re AG	22,567	2,189,153
Swisscom AG	3,626	1,977,782
UBS Group AG	143,058	2,605,965
Zurich Insurance Group AG	3,675	1,632,484
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Arab Emirates - 0.0%		$986
NMC Health PLC (A)	5,181	986
United Kingdom - 13.1%		69,115,389
3i Group PLC	89,140	1,666,652
abrdn PLC	206,444	718,777
Admiral Group PLC	18,025	709,113
Anglo American PLC	40,846	1,557,911
Ashtead Group PLC	12,124	1,017,745
Associated British Foods PLC	9,701	237,762
AstraZeneca PLC	28,103	3,503,206
Auto Trader Group PLC (C)	57,660	478,651
AVEVA Group PLC	5,905	287,994
Aviva PLC	103,598	560,501
B&M European Value Retail SA	49,394	428,719
BAE Systems PLC	117,139	886,015
Barclays PLC	407,669	1,130,197
Barratt Developments PLC	71,988	654,232
Berkeley Group Holdings PLC	6,899	411,844
BP PLC	459,519	2,205,859
British American Tobacco PLC	41,669	1,454,504
BT Group PLC (A)	249,984	475,962
Bunzl PLC	23,263	861,607
Burberry Group PLC	30,564	808,166
CNH Industrial NV	26,723	461,713
Coca-Cola Europacific Partners PLC	13,010	689,255
Compass Group PLC (A)	19,557	415,520
Croda International PLC	5,917	767,112
Dechra Pharmaceuticals PLC	1,571	110,256
Diageo PLC	51,559	2,566,897
DS Smith PLC	63,855	335,587
Entain PLC (A)	24,676	692,728
Ferguson PLC	6,011	905,941
GlaxoSmithKline PLC	97,818	2,022,791
Halma PLC	15,951	647,636
Hargreaves Lansdown PLC	21,534	453,687
Howden Joinery Group PLC	16,788	211,666
HSBC Holdings PLC (A)	454,635	2,751,387
Imperial Brands PLC	51,746	1,093,753
Informa PLC (A)	84,971	604,966
InterContinental Hotels Group PLC (A)	6,138	430,611
Intermediate Capital Group PLC	10,192	306,098
Intertek Group PLC	10,462	701,981
J Sainsbury PLC	153,326	629,253
JD Sports Fashion PLC	30,413	453,572
Johnson Matthey PLC	11,944	447,453
Kingfisher PLC	118,371	543,561
Land Securities Group PLC	22,941	216,036
Legal & General Group PLC	150,682	596,715
Lloyds Banking Group PLC	1,558,366	1,072,764
London Stock Exchange Group PLC	4,868	473,769
M&G PLC	130,869	358,418
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Meggitt PLC (A)	23,650	$243,137
Melrose Industries PLC	224,681	485,995
Mondi PLC	44,838	1,121,675
National Grid PLC	94,959	1,217,563
NatWest Group PLC	92,572	280,560
Next PLC	11,481	1,253,655
Ocado Group PLC (A)	6,120	151,253
Pearson PLC	35,325	291,692
Persimmon PLC	20,094	749,468
Phoenix Group Holdings PLC	31,908	287,183
Prudential PLC	28,171	577,107
Reckitt Benckiser Group PLC	11,622	943,903
RELX PLC	52,641	1,633,648
Rentokil Initial PLC	120,056	968,310
Rightmove PLC	50,491	478,521
Rio Tinto PLC	37,143	2,321,921
Rolls-Royce Holdings PLC (A)	297,017	536,768
Schroders PLC	7,869	390,469
Schroders PLC, Non-Voting Shares	2,675	90,569
Segro PLC	29,908	529,878
Severn Trent PLC	14,628	549,005
Smith & Nephew PLC	10,742	184,794
Smiths Group PLC	23,989	445,728
Spirax-Sarco Engineering PLC	4,495	961,505
SSE PLC	29,825	671,906
St. James’s Place PLC	26,579	575,462
Standard Chartered PLC	167,561	1,136,707
Taylor Wimpey PLC	226,220	479,246
Tesco PLC	210,965	780,497
The Sage Group PLC	57,017	555,533
The Weir Group PLC	3,948	93,893
THG PLC (A)	17,384	51,614
Unilever PLC	56,366	3,022,554
United Utilities Group PLC	65,055	926,073
Vodafone Group PLC	920,983	1,363,937
Whitbread PLC (A)	14,173	635,284
WPP PLC	76,810	1,111,833
United States - 0.0%		57,548

Carnival PLC (A)	2,856	57,548

PREFERRED SECURITIES - 0.7%		$3,629,003
(Cost $2,793,312)
Germany - 0.7%		3,629,003
Bayerische Motoren Werke AG	5,100	434,385
Henkel AG & Company KGaA	2,912	260,764
Porsche Automobil Holding SE	9,003	935,809
Sartorius AG	902	584,967
Volkswagen AG	6,300	1,413,078
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.3%		$6,759,770
(Cost $6,759,947)
Short-term funds - 1.3%		6,759,770
John Hancock Collateral Trust, 0.0370% (D)(E)	390,317	3,905,353

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,854,417	2,854,417
Total investments (Multifactor Developed International ETF) (Cost $448,698,426) - 100.1%		$529,198,255
Other assets and liabilities, net - (0.1%)		(692,255)
Total net assets - 100.0%		$528,506,000

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 10-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$701,933,416
(Cost $580,683,684)
Brazil - 3.7%		25,872,615
Ambev SA	286,100	862,310
Americanas SA (A)	39,718	209,265
Atacadao SA	36,100	106,564
B3 SA - Brasil Bolsa Balcao	417,800	882,739
Banco Bradesco SA	148,023	446,406
Banco BTG Pactual SA	68,648	274,616
Banco do Brasil SA	99,400	502,555
Banco Inter SA	43,034	88,404
BB Seguridade Participacoes SA	102,100	400,104
CCR SA	176,300	357,479
Centrais Eletricas Brasileiras SA	53,820	322,996
Cia de Saneamento Basico do Estado de Sao Paulo	62,700	391,527
Cia Energetica de Minas Gerais	21,000	61,916
Cia Siderurgica Nacional SA	95,400	385,526
Cosan SA	51,000	179,047
CPFL Energia SA	34,000	158,691
Energisa SA	23,700	166,577
Engie Brasil Energia SA	43,425	299,746
Equatorial Energia SA	149,900	608,429
Hapvida Participacoes e Investimentos SA (B)	98,194	201,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Hypera SA	40,200	$200,109
JBS SA	195,300	1,352,930
Klabin SA (A)	85,700	348,760
Localiza Rent a Car SA	71,185	572,056
Lojas Renner SA	92,531	529,053
Magazine Luiza SA	175,728	336,991
Natura & Company Holding SA (A)	65,900	454,765
Neoenergia SA	43,300	119,062
Notre Dame Intermedica Participacoes SA	51,400	585,214
Pagseguro Digital, Ltd., Class A (A)	13,678	495,144
Petroleo Brasileiro SA	572,900	2,812,159
Raia Drogasil SA	175,900	725,506
Rede D’Or Sao Luiz SA (B)	27,036	282,974
Rumo SA (A)	144,690	410,430
Sendas Distribuidora SA	37,700	102,259
StoneCo, Ltd., Class A (A)	11,491	389,085
Suzano SA (A)	83,265	727,184
Telefonica Brasil SA	60,000	484,513
TIM SA	220,200	438,291
TOTVS SA	13,900	80,781
Vale SA	469,500	5,964,324
Vibra Energia SA	62,900	234,104
WEG SA	125,800	825,723
XP, Inc. (A)	8,848	290,381
XP, Inc., Class A (A)	6,245	204,898
Chile - 0.3%		2,456,904
Banco de Chile	3,340,369	290,676
Banco de Credito e Inversiones SA	6,163	208,093
Banco Santander Chile	5,985,811	262,654
Cencosud SA	216,807	318,003
Colbun SA	1,318,027	91,138
Empresas CMPC SA	181,884	336,500
Empresas COPEC SA	40,447	319,063
Enel Americas SA	3,314,744	377,922
Enel Chile SA	2,920,085	119,961
Falabella SA	47,928	132,894
China - 26.1%		184,947,905
Agricultural Bank of China, Ltd., H Shares	5,053,000	1,721,348
Aier Eye Hospital Group Company, Ltd., A Shares	44,931	340,741
Airtac International Group	16,743	499,728
Alibaba Group Holding, Ltd., ADR (A)	84,797	13,986,417
Aluminum Corp. of China, Ltd., H Shares (A)	384,000	229,540
Anhui Conch Cement Company, Ltd., H Shares	276,500	1,375,560
Anhui Gujing Distillery Company, Ltd., A Shares	2,600	92,493
ANTA Sports Products, Ltd.	156,000	2,438,550
Asymchem Laboratories Tianjin Company, Ltd., Class A	800	49,782
Avary Holding Shenzhen Company, Ltd., A Shares	13,600	74,362
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Baidu, Inc., ADR (A)	34,763	$5,639,949
Bank of Beijing Company, Ltd., Class A	66,200	45,828
Bank of China, Ltd., H Shares	9,507,000	3,360,854
Bank of Communications Company, Ltd., H Shares	3,729,000	2,219,457
Bank of Hangzhou Company, Ltd., A Shares	32,600	72,747
Bank of Jiangsu Company, Ltd., Class A	86,800	85,317
Bank of Nanjing Company, Ltd., Class A	58,700	88,977
Bank of Ningbo Company, Ltd., A Shares	71,841	428,848
Bank of Shanghai Company, Ltd., A Shares	118,800	135,335
Baoshan Iron & Steel Company, Ltd., A Shares	187,300	208,687
BeiGene, Ltd., ADR (A)	2,744	981,584
Bilibili, Inc., Class Z (A)	6,460	488,711
BOE Technology Group Company, Ltd., A Shares	435,800	334,377
BYD Company, Ltd., H Shares	84,000	3,202,756
CanSino Biologics, Inc., H Shares (A)(B)(C)	3,000	77,285
Changchun High & New Technology Industry Group, Inc., A Shares	3,400	144,920
China CITIC Bank Corp., Ltd., H Shares	1,872,000	823,011
China Coal Energy Company, Ltd., H Shares	190,000	115,772
China Construction Bank Corp., H Shares	11,201,000	7,617,034
China Everbright Bank Company, Ltd., H Shares	529,000	186,329
China Feihe, Ltd. (B)	334,000	556,448
China Hongqiao Group, Ltd.	183,000	203,489
China International Capital Corp., Ltd., H Shares (B)	240,800	599,288
China Life Insurance Company, Ltd., H Shares	877,000	1,528,737
China Longyuan Power Group Corp., H Shares	303,000	708,125
China Merchants Bank Company, Ltd., H Shares	614,000	5,173,858
China Merchants Securities Company, Ltd., H Shares (B)	157,740	249,414
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	30,400	49,548
China Minsheng Banking Corp., Ltd., H Shares (C)	1,015,500	403,378
China Molybdenum Company, Ltd., H Shares	447,000	277,542
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	13,400	105,955
China Pacific Insurance Group Company, Ltd., H Shares	549,800	1,696,248
China Petroleum & Chemical Corp., H Shares	4,050,000	1,988,803
China Shenhua Energy Company, Ltd., H Shares	742,000	1,598,643
China Southern Airlines Company, Ltd., H Shares (A)	66,000	40,216
China Tourism Group Duty Free Corp., Ltd., A Shares	10,500	440,490
China Vanke Company, Ltd., H Shares	427,572	1,001,454
Chongqing Zhifei Biological Products Company, Ltd., A Shares	12,200	286,350
CITIC Securities Company, Ltd., H Shares	337,000	858,632
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Contemporary Amperex Technology Company, Ltd., A Shares	10,500	$1,048,835
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	629,199	977,076
Country Garden Holdings Company, Ltd.	1,852,222	1,740,539
Country Garden Services Holdings Company, Ltd.	192,000	1,493,241
CSC Financial Company, Ltd., H Shares (B)	131,500	139,461
CSPC Pharmaceutical Group, Ltd.	1,317,840	1,378,988
East Money Information Company, Ltd., A Shares	54,960	282,560
Ecovacs Robotics Company, Ltd., Class A	1,200	32,160
ENN Energy Holdings, Ltd.	127,900	2,214,683
Eve Energy Company, Ltd., A Shares	12,900	228,698
Flat Glass Group Company, Ltd., H Shares (C)	21,000	113,381
Focus Media Information Technology Company, Ltd., A Shares	106,900	122,948
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	92,400	533,325
Ganfeng Lithium Company, Ltd., H Shares (B)	12,400	232,568
GF Securities Company, Ltd., H Shares	225,000	382,373
Gigadevice Semiconductor Beijing, Inc., Class A	1,300	34,435
GoerTek, Inc., A Shares	36,500	248,341
Great Wall Motor Company, Ltd., H Shares	573,500	2,587,700
Guangdong Haid Group Company, Ltd., A Shares	10,500	107,719
Guangzhou Automobile Group Company, Ltd., H Shares	136,000	128,674
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,300	85,051
Guotai Junan Securities Company, Ltd., H Shares (B)	161,400	220,759
Haier Smart Home Company, Ltd., H Shares	215,600	806,520
Haitong Securities Company, Ltd., H Shares	433,600	386,274
Hangzhou First Applied Material Company, Ltd., Class A	3,400	76,136
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,800	101,186
Hansoh Pharmaceutical Group Company, Ltd. (B)	114,000	254,699
Henan Shuanghui Investment & Development Company, Ltd., A Shares	16,200	74,680
Hengli Petrochemical Company, Ltd., A Shares	65,100	224,213
Huatai Securities Company, Ltd., H Shares (B)	221,400	330,148
Huaxia Bank Company, Ltd., Class A	67,309	59,217
Huazhu Group, Ltd., ADR (A)	9,417	436,572
Iflytek Company, Ltd., A Shares	15,900	140,184
Industrial & Commercial Bank of China, Ltd., H Shares	9,222,000	5,050,195
Industrial Bank Company, Ltd., A Shares	197,500	574,973
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	149,700	65,735
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	40,800	274,155
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Innovent Biologics, Inc. (A)(B)	49,000	$439,668
JA Solar Technology Company, Ltd., Class A	3,600	51,334
JD.com, Inc., ADR (A)	54,072	4,232,756
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,600	84,675
Jiangsu Hengrui Medicine Company, Ltd., A Shares	32,551	250,467
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	9,490	276,100
KE Holdings, Inc., ADR (A)	10,806	196,885
Kweichow Moutai Company, Ltd., A Shares	5,600	1,597,995
LB Group Company, Ltd., Class A	8,200	36,379
Lenovo Group, Ltd.	1,170,000	1,272,418
Lens Technology Company, Ltd., A Shares	59,600	198,099
Li Auto, Inc., ADR (A)	18,618	607,505
Li Ning Company, Ltd.	197,000	2,190,563
Longfor Group Holdings, Ltd. (B)	324,000	1,574,382
LONGi Green Energy Technology Company, Ltd., A Shares	40,640	620,399
Luxshare Precision Industry Company, Ltd., A Shares	47,700	288,020
Luzhou Laojiao Company, Ltd., A Shares	10,300	368,507
Mango Excellent Media Company, Ltd., A Shares	11,415	70,085
Meituan, Class B (A)(B)	172,900	5,992,228
Metallurgical Corp. of China, Ltd., H Shares	272,000	75,526
Midea Group Company, Ltd., A Shares	50,700	544,847
Muyuan Foods Company, Ltd., A Shares	34,360	306,643
NARI Technology Company, Ltd., A Shares	40,100	243,947
NAURA Technology Group Company, Ltd., Class A	1,800	104,425
NetEase, Inc., ADR	56,902	5,553,066
New China Life Insurance Company, Ltd., H Shares	164,300	476,275
NIO, Inc., ADR (A)	102,098	4,023,682
Oppein Home Group, Inc., Class A	1,000	19,891
Orient Securities Company, Ltd., H Shares (B)	36,000	29,572
Pharmaron Beijing Company, Ltd., H Shares (B)	14,600	318,124
PICC Property & Casualty Company, Ltd., H Shares	1,232,000	1,152,963
Pinduoduo, Inc., ADR (A)	21,940	1,950,905
Ping An Bank Company, Ltd., A Shares	204,500	623,154
Ping An Insurance Group Company of China, Ltd., H Shares	872,000	6,266,164
Poly Developments and Holdings Group Company, Ltd., A Shares	142,500	279,687
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,405,000	1,022,271
Rongsheng Petrochemical Company, Ltd., A Shares	56,250	151,540
Sanan Optoelectronics Company, Ltd., A Shares	28,000	147,016
Sangfor Technologies, Inc., A Shares	1,500	47,539
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sany Heavy Industry Company, Ltd., A Shares	67,900	$243,618
Seazen Holdings Company, Ltd., A Shares	21,800	116,643
SF Holding Company, Ltd., A Shares	25,000	252,489
Shaanxi Coal Industry Company, Ltd., A Shares	78,300	153,069
Shandong Gold Mining Company, Ltd., H Shares (B)	68,470	124,458
Shanghai Baosight Software Company, Ltd., Class A	3,300	36,098
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (C)	51,000	240,608
Shanghai International Airport Company, Ltd., A Shares (A)	17,300	142,741
Shanghai Pudong Development Bank Company, Ltd., Class A	172,800	241,406
Shanghai Putailai New Energy Technology Company, Ltd., Class A	2,200	61,122
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	7,845	369,613
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	173,600	43,963
Shenzhen Inovance Technology Company, Ltd., A Shares	16,750	170,738
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	3,000	53,561
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	6,800	399,639
Shenzhou International Group Holdings, Ltd.	122,100	2,633,789
Silergy Corp.	5,000	823,489
Smoore International Holdings, Ltd. (B)	190,000	911,037
Sunac China Holdings, Ltd.	569,000	1,225,913
Sungrow Power Supply Company, Ltd., A Shares	11,300	289,771
Sunny Optical Technology Group Company, Ltd.	93,100	2,515,683
TBEA Company, Ltd., Class A	17,600	74,286
TCL Technology Group Corp., A Shares	120,600	114,206
Tencent Holdings, Ltd.	332,800	20,577,937
Tencent Music Entertainment Group, ADR (A)	30,553	240,147
The People’s Insurance Company Group of China, Ltd., H Shares	1,043,000	325,810
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	11,100	90,822
Tongwei Company, Ltd., A Shares	36,500	326,426
Trip.com Group, Ltd., ADR (A)	55,513	1,585,451
Tsingtao Brewery Company, Ltd., H Shares	24,000	208,714
Unigroup Guoxin Microelectronics Company, Ltd., Class A	2,100	66,502
Walvax Biotechnology Company, Ltd., Class A	5,200	44,692
Wanhua Chemical Group Company, Ltd., A Shares	33,400	550,482
Weichai Power Company, Ltd., H Shares	554,000	995,613
Will Semiconductor Company, Ltd., A Shares	6,200	257,716
Wingtech Technology Company, Ltd., A Shares	6,300	108,057
Wuliangye Yibin Company, Ltd., A Shares	21,100	713,884
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
WuXi AppTec Company, Ltd., H Shares (B)	38,180	$816,209
WuXi Biologics Cayman, Inc. (A)(B)	230,000	3,500,685
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,700	72,362
Xinyi Solar Holdings, Ltd.	626,006	1,310,106
XPeng, Inc., ADR (A)	13,647	636,360
Yanzhou Coal Mining Company, Ltd., H Shares (C)	140,000	207,686
Yonyou Network Technology Company, Ltd., A Shares	13,800	68,576
Yum China Holdings, Inc.	61,610	3,516,699
Yunnan Baiyao Group Company, Ltd., A Shares	7,000	98,011
Yunnan Energy New Material Company, Ltd., A Shares	5,000	227,947
Zai Lab, Ltd. (A)	2,850	297,675
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	4,800	309,724
Zhejiang Chint Electrics Company, Ltd., Class A	7,100	66,836
Zhejiang Huayou Cobalt Company, Ltd., A Shares	7,900	137,092
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	4,500	53,732
Zhejiang NHU Company, Ltd., A Shares	24,240	102,804
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	9,900	36,696
Zhongsheng Group Holdings, Ltd.	28,500	257,740
Zijin Mining Group Company, Ltd., H Shares	1,040,000	1,449,226
ZTO Express Cayman, Inc., ADR	93,574	2,744,525
Hong Kong - 2.0%		14,355,991
Alibaba Health Information Technology, Ltd. (A)	366,000	462,496
China Gas Holdings, Ltd.	468,400	1,171,745
China Mengniu Dairy Company, Ltd. (A)	453,000	2,885,462
China Resources Beer Holdings Company, Ltd.	244,000	2,023,126
China Resources Gas Group, Ltd.	86,000	462,113
China Resources Land, Ltd.	676,000	2,633,072
Futu Holdings, Ltd., ADR (A)(C)	4,331	231,795
Geely Automobile Holdings, Ltd.	911,000	3,167,810
Sino Biopharmaceutical, Ltd.	1,780,500	1,318,372
India - 17.1%		121,237,937
ABB India, Ltd.	2,802	78,401
ACC, Ltd.	15,876	495,269
Adani Enterprises, Ltd.	19,718	374,973
Adani Green Energy, Ltd. (A)	24,145	372,423
Adani Ports & Special Economic Zone, Ltd.	75,912	704,567
Adani Total Gas, Ltd.	25,179	487,902
Adani Transmission, Ltd. (A)	25,731	615,121
Alkem Laboratories, Ltd.	3,337	160,385
Ambuja Cements, Ltd.	119,096	642,548
Apollo Hospitals Enterprise, Ltd.	9,840	563,103
Ashok Leyland, Ltd.	149,349	284,612
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Asian Paints, Ltd.	42,471	$1,762,789
Astral, Ltd.	4,673	136,294
AU Small Finance Bank, Ltd. (A)(B)	13,269	216,539
Aurobindo Pharma, Ltd.	61,776	571,262
Avenue Supermarts, Ltd. (A)(B)	9,248	570,827
Axis Bank, Ltd. (A)	242,439	2,412,046
Bajaj Auto, Ltd.	7,399	367,068
Bajaj Finance, Ltd.	16,917	1,676,072
Bajaj Finserv, Ltd.	2,611	622,752
Bajaj Holdings & Investment, Ltd.	4,497	288,805
Balkrishna Industries, Ltd.	4,230	138,795
Bandhan Bank, Ltd. (B)	128,735	500,714
Bank of Baroda (A)	111,586	145,441
Berger Paints India, Ltd.	32,259	319,612
Bharat Electronics, Ltd.	211,071	585,453
Bharat Petroleum Corp., Ltd.	210,131	1,176,635
Bharti Airtel, Ltd. (A)	277,247	2,539,167
Biocon, Ltd. (A)	32,513	152,619
Bosch, Ltd.	840	190,365
Britannia Industries, Ltd.	13,359	654,737
Cadila Healthcare, Ltd.	49,931	336,002
Cholamandalam Investment and Finance Company, Ltd.	57,045	475,367
Cipla, Ltd.	101,894	1,238,274
Coal India, Ltd.	274,780	604,374
Colgate-Palmolive India, Ltd.	15,523	319,037
Container Corp. of India, Ltd.	27,745	243,580
Dabur India, Ltd.	91,041	715,380
Dalmia Bharat, Ltd.	4,465	119,971
Divi’s Laboratories, Ltd.	14,646	1,010,807
DLF, Ltd.	73,991	394,750
Dr. Reddy’s Laboratories, Ltd.	11,296	699,321
Eicher Motors, Ltd.	13,240	439,911
GAIL India, Ltd.	235,546	467,121
Godrej Consumer Products, Ltd. (A)	64,757	830,204
Godrej Properties, Ltd. (A)	8,115	242,752
Grasim Industries, Ltd.	44,624	1,029,112
Gujarat Gas, Ltd.	18,437	153,885
Havells India, Ltd.	33,037	559,343
HCL Technologies, Ltd.	131,199	2,006,148
HDFC Asset Management Company, Ltd. (B)	5,376	190,153
HDFC Bank, Ltd.	339,389	7,196,939
HDFC Life Insurance Company, Ltd. (B)	50,786	462,987
Hero MotoCorp, Ltd.	24,583	873,260
Hindalco Industries, Ltd.	245,736	1,522,369
Hindustan Aeronautics, Ltd.	17,095	300,436
Hindustan Petroleum Corp., Ltd.	162,516	675,837
Hindustan Unilever, Ltd.	88,399	2,820,268
Honeywell Automation India, Ltd.	230	129,505
Housing Development Finance Corp., Ltd.	166,322	6,311,379
ICICI Bank, Ltd.	428,589	4,616,069
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
ICICI Lombard General Insurance Company, Ltd. (B)	21,804	$433,802
ICICI Prudential Life Insurance Company, Ltd. (B)	24,942	206,181
Indian Oil Corp., Ltd.	477,432	816,109
Indian Railway Catering	13,740	154,646
Indraprastha Gas, Ltd.	23,948	152,167
Indus Towers, Ltd.	190,386	691,562
Info Edge India, Ltd.	4,675	380,836
Infosys, Ltd.	326,334	7,282,252
InterGlobe Aviation, Ltd. (A)(B)	6,179	178,898
ITC, Ltd.	421,602	1,258,085
Jindal Steel & Power, Ltd. (A)	59,397	330,771
JSW Energy, Ltd.	23,114	106,061
JSW Steel, Ltd.	271,215	2,435,751
Jubilant Foodworks, Ltd.	6,446	318,163
Kansai Nerolac Paints, Ltd.	13,183	95,913
Kotak Mahindra Bank, Ltd.	69,992	1,908,671
L&T Technology Services, Ltd. (B)	1,252	79,051
Larsen & Toubro Infotech, Ltd. (B)	4,788	429,685
Larsen & Toubro, Ltd.	74,733	1,772,484
Lupin, Ltd.	28,389	351,444
Mahindra & Mahindra, Ltd.	119,088	1,407,467
Marico, Ltd.	74,788	566,793
Maruti Suzuki India, Ltd.	9,824	978,192
Max Financial Services, Ltd. (A)	11,798	153,026
Max Healthcare Institute, Ltd. (A)	5,968	26,393
Mindtree, Ltd.	2,145	129,334
Motherson Sumi Systems, Ltd.	183,923	550,802
Mphasis, Ltd.	4,327	186,934
MRF, Ltd.	202	208,795
Muthoot Finance, Ltd.	22,691	446,616
Nestle India, Ltd.	3,813	965,710
NMDC, Ltd.	127,401	243,211
NTPC, Ltd.	949,926	1,688,475
Oil & Natural Gas Corp., Ltd.	466,416	934,311
Oracle Financial Services Software, Ltd.	1,019	59,944
Petronet LNG, Ltd.	165,751	509,109
PI Industries, Ltd.	4,708	188,619
Pidilite Industries, Ltd.	17,913	555,693
Piramal Enterprises, Ltd.	14,861	516,991
Power Finance Corp., Ltd.	209,403	371,930
Power Grid Corp. of India, Ltd.	719,377	1,784,002
Procter & Gamble Hygiene & Health Care, Ltd.	1,321	255,004
Punjab National Bank (A)	234,640	132,233
Reliance Industries, Ltd.	260,244	8,827,574
SBI Cards & Payment Services, Ltd. (A)	4,953	70,424
SBI Life Insurance Company, Ltd. (B)	24,556	375,483
Shree Cement, Ltd.	1,174	448,395
Shriram Transport Finance Company, Ltd.	20,548	397,603
Siemens, Ltd.	8,498	249,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
SRF, Ltd.	7,735	$219,299
State Bank of India	211,616	1,424,315
Steel Authority of India, Ltd.	143,796	221,989
Sun Pharmaceutical Industries, Ltd.	128,780	1,368,953
Tata Communications, Ltd.	5,982	104,571
Tata Consultancy Services, Ltd.	88,817	4,037,500
Tata Consumer Products, Ltd.	59,570	645,967
Tata Motors, Ltd. (A)	322,055	2,083,560
Tata Power Company, Ltd.	88,154	254,463
Tata Steel, Ltd.	123,649	2,175,793
Tech Mahindra, Ltd.	112,159	2,216,781
Titan Company, Ltd.	39,733	1,270,819
Torrent Pharmaceuticals, Ltd.	5,523	211,682
UltraTech Cement, Ltd.	9,509	971,075
United Breweries, Ltd.	6,772	149,627
United Spirits, Ltd. (A)	28,088	356,739
UPL, Ltd.	116,537	1,160,215
Varun Beverages, Ltd.	6,857	77,744
Vedanta, Ltd.	354,040	1,436,845
Wipro, Ltd.	167,350	1,447,080
Indonesia - 2.0%		14,339,895
Aneka Tambang Tbk	529,600	87,472
Astra International Tbk PT	2,372,000	1,008,738
Bank Central Asia Tbk PT	4,546,000	2,398,542
Bank Jago Tbk PT (A)	98,500	107,764
Bank Mandiri Persero Tbk PT	2,199,400	1,113,866
Bank Negara Indonesia Persero Tbk PT	1,282,700	633,767
Bank Rakyat Indonesia Persero Tbk PT	9,263,850	2,778,992
Bank Syariah Indonesia Tbk PT (A)	1,064,400	158,524
Barito Pacific Tbk PT	2,853,600	188,327
Charoen Pokphand Indonesia Tbk PT	1,199,200	524,795
Elang Mahkota Teknologi Tbk PT (A)	1,896,300	257,659
Gudang Garam Tbk PT	83,000	196,259
Indah Kiat Pulp & Paper Tbk PT	266,600	159,480
Indocement Tunggal Prakarsa Tbk PT	219,300	183,040
Indofood CBP Sukses Makmur Tbk PT	337,600	209,697
Indofood Sukses Makmur Tbk PT	747,800	335,171
Kalbe Farma Tbk PT	2,864,800	323,535
Mayora Indah Tbk PT	661,000	109,642
Merdeka Copper Gold Tbk PT (A)	1,077,300	240,287
Sarana Menara Nusantara Tbk PT	2,725,300	223,141
Semen Indonesia Persero Tbk PT	492,700	316,469
Telkom Indonesia Persero Tbk PT	7,380,500	1,979,594
Tower Bersama Infrastructure Tbk PT	466,600	96,828
United Tractors Tbk PT	368,900	613,206
Vale Indonesia Tbk PT	277,800	95,100
Malaysia - 1.9%		13,201,741
Axiata Group BHD	332,795	317,445
CIMB Group Holdings BHD	632,748	797,620
Dialog Group BHD	423,000	289,082
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
DiGi.Com BHD	339,800	$347,103
Fraser & Neave Holdings BHD	11,300	73,842
Genting BHD	363,300	454,454
Genting Malaysia BHD	426,400	326,416
HAP Seng Consolidated BHD	67,100	127,038
Hartalega Holdings BHD	236,300	334,392
Hong Leong Bank BHD	72,200	328,134
Hong Leong Financial Group BHD	44,000	194,871
IHH Healthcare BHD	208,000	328,500
IOI Corp. BHD	212,800	201,957
Kuala Lumpur Kepong BHD	44,175	230,636
Malayan Banking BHD	630,016	1,224,735
Maxis BHD	226,300	255,209
MISC BHD	162,000	276,585
Nestle Malaysia BHD	5,700	185,136
Petronas Chemicals Group BHD	167,500	351,503
Petronas Dagangan BHD	51,400	252,718
Petronas Gas BHD	66,300	268,018
PPB Group BHD	93,400	410,049
Press Metal Aluminium Holdings BHD	393,000	527,670
Public Bank BHD	1,992,100	2,006,051
RHB Bank BHD	305,196	411,252
Sime Darby BHD	463,300	253,970
Sime Darby Plantation BHD	226,238	219,081
Telekom Malaysia BHD	212,200	296,701
Tenaga Nasional BHD	586,600	1,368,403
Top Glove Corp. BHD	556,600	365,601
Westports Holdings BHD	164,500	177,569
Mexico - 2.4%		16,946,730
America Movil SAB de CV, Series L	2,723,188	2,429,832
Arca Continental SAB de CV	61,564	375,534
Cemex SAB de CV (A)	2,353,288	1,521,280
Coca-Cola Femsa SAB de CV	65,152	350,989
El Puerto de Liverpool SAB de CV, Series C1	21,656	96,394
Fibra Uno Administracion SA de CV	277,740	276,888
Fomento Economico Mexicano SAB de CV	153,548	1,267,446
Grupo Aeroportuario del Pacifico SAB de CV, Series B (A)	35,728	452,187
Grupo Aeroportuario del Sureste SAB de CV, Series B	19,499	394,754
Grupo Bimbo SAB de CV, Series A	254,500	758,185
Grupo Carso SAB de CV, Series A1	55,404	187,413
Grupo Elektra SAB de CV	4,121	316,954
Grupo Financiero Banorte SAB de CV, Series O	298,104	1,888,490
Grupo Financiero Inbursa SAB de CV, Series O (A)	383,240	384,676
Grupo Mexico SAB de CV, Series B	501,608	2,202,944
Grupo Televisa SAB	445,352	903,148
Industrias Penoles SAB de CV (A)	15,843	202,690
Kimberly-Clark de Mexico SAB de CV, Class A	175,400	277,833
Orbia Advance Corp. SAB de CV	197,200	516,446
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	613,640	$2,142,647
Philippines - 1.1%		7,448,805
Aboitiz Equity Ventures, Inc.	278,210	267,117
Aboitiz Power Corp.	444,800	283,680
AC Energy Corp.	248,000	60,315
Ayala Corp.	30,120	515,643
Ayala Land, Inc.	721,200	502,165
Bank of the Philippine Islands	394,900	681,146
BDO Unibank, Inc.	263,260	648,097
Globe Telecom, Inc.	5,265	312,913
International Container Terminal Services, Inc.	103,230	368,605
JG Summit Holdings, Inc.	368,233	439,747
Jollibee Foods Corp.	42,570	198,621
Manila Electric Company	46,760	266,219
Metropolitan Bank & Trust Company	339,252	321,014
PLDT, Inc.	18,715	609,602
San Miguel Corp.	81,599	189,227
SM Investments Corp.	32,035	613,247
SM Prime Holdings, Inc.	1,147,100	753,204
Universal Robina Corp.	152,780	418,243
Poland - 1.0%		7,248,873
Allegro.eu SA (A)(B)	23,045	260,818
Bank Polska Kasa Opieki SA	20,462	676,224
CD Projekt SA	5,439	237,225
Cyfrowy Polsat SA	35,507	317,783
Dino Polska SA (A)(B)	5,650	505,101
ING Bank Slaski SA (A)	3,316	226,243
KGHM Polska Miedz SA	17,676	680,145
LPP SA	181	650,604
mBank SA (A)	554	78,445
PGE Polska Grupa Energetyczna SA (A)	119,642	294,345
Polski Koncern Naftowy ORLEN SA	54,755	1,181,999
Polskie Gornictwo Naftowe i Gazownictwo SA	253,934	383,196
Powszechna Kasa Oszczednosci Bank Polski SA (A)	86,542	1,059,348
Powszechny Zaklad Ubezpieczen SA	37,404	374,354
Santander Bank Polska SA	3,476	323,043
Romania - 0.0%		136,576
NEPI Rockcastle PLC	20,273	136,576
Russia - 3.3%		23,540,129
Gazprom PJSC, ADR	545,582	5,349,977
Lukoil PJSC, ADR	56,432	5,756,064
MMC Norilsk Nickel PJSC, ADR	93,194	2,916,040
Novatek PJSC, GDR	5,898	1,495,143
Novolipetsk Steel OJSC, GDR	6,243	197,154
Polyus PJSC, GDR	6,556	649,700
Polyus PJSC, GDR (London Stock Exchange)	150	14,865
Rosneft Oil Company PJSC, GDR	218,862	1,950,060
Sberbank of Russia PJSC, ADR	260,296	5,211,126
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia - 2.9%		$20,527,720
Advanced Petrochemical Company	5,766	114,370
Al Rajhi Bank	99,556	3,678,707
Alinma Bank	96,657	648,091
Almarai Company JSC	24,921	351,468
Bank AlBilad (A)	25,974	292,224
Bank Al-Jazira	21,999	112,608
Banque Saudi Fransi	53,521	602,859
Bupa Arabia for Cooperative Insurance Company	2,565	98,883
Dr Sulaiman Al Habib Medical Services Group Company	9,242	408,522
Etihad Etisalat Company	68,287	550,716
Jarir Marketing Company	6,830	369,278
Mouwasat Medical Services Company	2,537	121,612
National Petrochemical Company	10,295	132,019
Riyad Bank	115,598	910,694
SABIC Agri-Nutrients Company	27,045	1,182,484
Sahara International Petrochemical Company	34,842	407,786
Saudi Arabian Mining Company (A)	36,570	795,572
Saudi Basic Industries Corp.	72,177	2,482,293
Saudi Electricity Company	93,058	707,071
Saudi Industrial Investment Group	12,070	121,797
Saudi Kayan Petrochemical Company (A)	111,249	603,863
Saudi Telecom Company	49,269	1,536,824
The Saudi British Bank	22,838	201,839
The Saudi National Bank	191,935	3,372,128
The Savola Group	21,366	208,482
Yanbu National Petrochemical Company	25,410	515,530
South Africa - 4.2%		30,008,878
Absa Group, Ltd.	141,252	1,301,005
African Rainbow Minerals, Ltd.	13,892	186,016
Anglo American Platinum, Ltd.	6,432	653,102
AngloGold Ashanti, Ltd.	65,734	1,233,723
Aspen Pharmacare Holdings, Ltd.	40,219	643,636
Bid Corp., Ltd.	33,704	726,942
Capitec Bank Holdings, Ltd.	11,108	1,247,297
Clicks Group, Ltd.	31,381	575,676
Discovery, Ltd. (A)	83,140	765,380
Exxaro Resources, Ltd.	32,930	362,338
FirstRand, Ltd.	725,797	2,769,966
Gold Fields, Ltd.	175,445	1,654,146
Impala Platinum Holdings, Ltd.	118,527	1,543,892
Investec, Ltd.	14,893	68,586
Kumba Iron Ore, Ltd.	6,597	201,469
MTN Group, Ltd. (A)	330,495	2,978,369
Naspers, Ltd., N Shares	22,466	3,828,295
Nedbank Group, Ltd.	69,705	797,526
Northam Platinum Holdings, Ltd. (A)	38,508	579,520
Old Mutual, Ltd. (C)	624,238	620,364
Pepkor Holdings, Ltd. (A)(B)	33,223	52,523
Sanlam, Ltd.	419,095	1,730,145
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Sasol, Ltd. (A)	67,494	$1,139,450
Shoprite Holdings, Ltd.	70,296	839,343
Sibanye Stillwater, Ltd.	289,029	1,014,264
Standard Bank Group, Ltd.	157,135	1,400,052
The Bidvest Group, Ltd.	9,631	121,268
Vodacom Group, Ltd.	86,826	774,465
Woolworths Holdings, Ltd.	56,424	200,120
South Korea - 13.0%		92,187,558
Alteogen, Inc. (A)	1,630	97,642
Amorepacific Corp.	2,600	403,834
AMOREPACIFIC Group	3,824	162,313
Celltrion Healthcare Company, Ltd. (A)	6,156	426,187
Celltrion Pharm, Inc. (A)	998	96,764
Celltrion, Inc. (A)	9,074	1,556,918
CJ CheilJedang Corp.	1,759	572,008
CJ Logistics Corp. (A)	626	76,070
Coway Company, Ltd.	9,764	663,439
Doosan Heavy Industries and Construction Company, Ltd. (A)	8,157	170,323
Ecopro BM Company, Ltd.	319	111,898
E-MART, Inc.	3,374	485,073
GS Holdings Corp.	8,552	309,205
Hana Financial Group, Inc.	47,613	1,833,542
Hanjin Kal Corp. (A)	1,420	66,592
Hankook Tire & Technology Company, Ltd.	14,333	507,184
Hanmi Pharm Company, Ltd.	573	129,453
Hanmi Science Company, Ltd.	996	48,583
Hanon Systems	22,433	276,441
Hanwha Solutions Corp. (A)	17,201	601,310
HLB, Inc. (A)	3,294	118,675
HMM Company, Ltd. (A)(C)	32,107	732,234
HYBE Company, Ltd. (A)	431	123,559
Hyundai Engineering & Construction Company, Ltd.	12,331	530,785
Hyundai Glovis Company, Ltd.	4,028	577,374
Hyundai Heavy Industries Holdings Company, Ltd.	7,410	400,763
Hyundai Mobis Company, Ltd.	7,255	1,564,554
Hyundai Motor Company	15,320	2,726,935
Hyundai Steel Company	12,382	470,994
Industrial Bank of Korea	50,192	474,624
Kakao Corp.	18,762	2,015,002
Kakao Games Corp. (A)	1,188	81,128
Kangwon Land, Inc. (A)	9,954	236,807
KB Financial Group, Inc.	52,154	2,526,136
Kia Corp.	31,141	2,267,853
Korea Electric Power Corp.	40,002	773,647
Korea Investment Holdings Company, Ltd.	7,236	538,729
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,692	589,856
Korea Zinc Company, Ltd.	1,651	758,707
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Korean Air Lines Company, Ltd. (A)	14,493	$377,658
KT&G Corp.	12,971	900,217
Kumho Petrochemical Company, Ltd.	2,268	333,829
LG Chem, Ltd.	3,454	2,471,049
LG Corp.	20,670	1,613,199
LG Display Company, Ltd. (A)(C)	42,732	720,397
LG Electronics, Inc.	19,944	2,056,610
LG Household & Health Care, Ltd.	1,174	1,176,461
LG Innotek Company, Ltd.	1,477	264,800
LG Uplus Corp.	64,643	793,827
Lotte Chemical Corp.	2,865	550,419
Lotte Corp.	6,898	193,029
Macquarie Korea Infrastructure Fund	15,627	183,210
Mirae Asset Securities Company, Ltd.	56,726	421,361
NAVER Corp.	8,115	2,826,413
NCSoft Corp.	1,697	910,546
Netmarble Corp. (B)	2,678	283,029
Orion Corp.	2,961	299,001
Pearl Abyss Corp. (A)	1,074	95,493
POSCO	8,665	2,194,891
POSCO Chemical Company, Ltd.	2,057	256,124
S-1 Corp.	2,534	180,636
Samsung Biologics Company, Ltd. (A)(B)	907	676,049
Samsung C&T Corp.	10,806	1,054,199
Samsung Card Company, Ltd.	4,158	121,870
Samsung Electro-Mechanics Company, Ltd.	6,929	942,802
Samsung Electronics Company, Ltd.	424,689	25,367,586
Samsung Fire & Marine Insurance Company, Ltd.	5,737	1,134,095
Samsung Heavy Industries Company, Ltd. (A)(C)	102,588	560,106
Samsung Life Insurance Company, Ltd.	13,026	750,203
Samsung SDI Company, Ltd.	3,674	2,307,746
Samsung SDS Company, Ltd.	3,503	458,653
Seegene, Inc.	4,062	184,929
Shin Poong Pharmaceutical Company, Ltd.	1,053	46,678
Shinhan Financial Group Company, Ltd.	63,643	2,083,218
SK Biopharmaceuticals Company, Ltd. (A)	1,331	107,751
SK Bioscience Company, Ltd. (A)	908	178,717
SK Hynix, Inc.	63,074	5,559,558
SK IE Technology Company, Ltd. (A)(B)	1,363	194,206
SK Innovation Company, Ltd. (A)	6,300	1,307,390
SK Telecom Company, Ltd.	4,787	1,249,372
SK, Inc.	4,748	987,347
SKC Company, Ltd.	618	94,137
S-Oil Corp.	6,912	606,290
Woori Financial Group, Inc.	74,733	847,385
Yuhan Corp.	3,159	161,931
Taiwan - 15.7%		111,266,168
Accton Technology Corp.	60,000	525,379
Advantech Company, Ltd.	42,989	561,160
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
ASE Technology Holding Company, Ltd.	501,000	$1,798,004
Asia Cement Corp.	425,000	677,041
ASMedia Technology, Inc.	3,000	175,306
Asustek Computer, Inc.	109,000	1,383,642
AU Optronics Corp.	1,493,000	1,030,822
Catcher Technology Company, Ltd.	123,000	712,120
Cathay Financial Holding Company, Ltd.	1,050,359	2,194,504
Chailease Holding Company, Ltd.	251,806	2,408,630
Chang Hwa Commercial Bank, Ltd.	1,082,712	638,527
Cheng Shin Rubber Industry Company, Ltd.	395,000	484,366
China Development Financial Holding Corp.	2,622,000	1,338,886
China Life Insurance Company, Ltd.	390,449	407,178
China Steel Corp.	1,539,000	1,859,518
Chunghwa Telecom Company, Ltd.	354,000	1,406,656
Compal Electronics, Inc.	720,000	633,044
CTBC Financial Holding Company, Ltd.	2,470,000	2,060,665
Delta Electronics, Inc.	134,000	1,180,574
E.Sun Financial Holding Company, Ltd.	1,761,510	1,681,791
Eclat Textile Company, Ltd.	24,000	523,869
eMemory Technology, Inc.	3,000	248,126
Evergreen Marine Corp. Taiwan, Ltd.	360,000	1,288,095
Far Eastern New Century Corp.	701,000	733,556
Far EasTone Telecommunications Company, Ltd.	317,000	697,643
Feng TAY Enterprise Company, Ltd.	97,680	758,721
First Financial Holding Company, Ltd.	1,835,354	1,511,394
Formosa Chemicals & Fibre Corp.	489,000	1,415,556
Formosa Petrochemical Corp.	204,000	733,589
Formosa Plastics Corp.	518,000	2,002,445
Fubon Financial Holding Company, Ltd.	1,160,883	3,072,477
Giant Manufacturing Company, Ltd.	16,000	185,555
Globalwafers Company, Ltd.	38,000	1,038,531
Hiwin Technologies Corp.	26,962	299,594
Hon Hai Precision Industry Company, Ltd.	1,166,800	4,489,548
Hotai Motor Company, Ltd.	42,000	924,322
Hua Nan Financial Holdings Company, Ltd.	1,777,067	1,300,441
Innolux Corp.	1,563,000	938,637
Inventec Corp.	453,000	432,499
Largan Precision Company, Ltd.	11,000	818,814
Lite-On Technology Corp.	398,000	877,336
MediaTek, Inc.	147,000	4,826,258
Mega Financial Holding Company, Ltd.	1,376,000	1,652,675
Micro-Star International Company, Ltd.	70,000	352,410
momo.com, Inc.	5,600	360,465
Nan Ya Plastics Corp.	688,000	2,105,428
Nan Ya Printed Circuit Board Corp.	22,000	388,047
Nanya Technology Corp.	199,000	475,880
Nien Made Enterprise Company, Ltd.	6,000	82,421
Novatek Microelectronics Corp.	81,000	1,210,259
Oneness Biotech Company, Ltd. (A)	14,000	131,902
Pegatron Corp.	389,000	951,220
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Pou Chen Corp.	465,000	$570,203
President Chain Store Corp.	93,000	939,749
Quanta Computer, Inc.	402,000	1,127,569
Realtek Semiconductor Corp.	58,000	1,040,761
Shin Kong Financial Holding Company, Ltd.	2,326,140	820,592
Sino-American Silicon Products, Inc.	52,000	354,352
SinoPac Financial Holdings Company, Ltd.	2,013,000	1,024,289
Taishin Financial Holding Company, Ltd.	2,251,390	1,477,529
Taiwan Cement Corp.	819,164	1,421,316
Taiwan Cooperative Financial Holding Company, Ltd.	1,676,159	1,362,216
Taiwan High Speed Rail Corp.	327,000	341,599
Taiwan Mobile Company, Ltd.	215,000	758,455
Taiwan Semiconductor Manufacturing Company, Ltd.	1,322,000	28,048,258
The Shanghai Commercial & Savings Bank, Ltd.	246,000	389,234
Unimicron Technology Corp.	140,000	956,542
Uni-President Enterprises Corp.	798,000	1,911,171
United Microelectronics Corp.	1,126,000	2,348,491
Vanguard International Semiconductor Corp.	141,000	732,672
Walsin Technology Corp. (A)	42,000	228,060
Wan Hai Lines, Ltd.	51,000	293,435
Win Semiconductors Corp.	45,000	578,510
Winbond Electronics Corp.	312,000	295,075
Wiwynn Corp.	16,000	511,498
Yageo Corp.	64,000	998,831
Yang Ming Marine Transport Corp. (A)	129,000	447,651
Yuanta Financial Holding Company, Ltd.	2,215,360	1,967,722
Zhen Ding Technology Holding, Ltd.	97,000	334,862
Thailand - 2.0%		13,812,921
Advanced Info Service PCL, NVDR	128,000	729,059
Airports of Thailand PCL, NVDR	281,400	546,984
Asset World Corp. PCL, NVDR (A)	430,000	59,091
B Grimm Power PCL, NVDR	72,300	92,602
Bangkok Bank PCL, NVDR	66,600	245,868
Bangkok Dusit Medical Services PCL, NVDR	267,900	189,728
Bangkok Expressway & Metro PCL, NVDR	744,200	201,847
Bank of Ayudhya PCL, NVDR	121,200	118,707
Berli Jucker PCL, NVDR	179,900	182,977
BTS Group Holdings PCL, NVDR	887,700	255,482
Bumrungrad Hospital PCL, NVDR	39,500	173,201
Carabao Group PCL, NVDR	36,300	135,650
Central Pattana PCL, NVDR	157,200	280,693
Central Retail Corp. PCL, NVDR	333,300	349,045
Charoen Pokphand Foods PCL, NVDR	742,700	565,153
CP ALL PCL, NVDR	519,600	1,002,167
Delta Electronics Thailand PCL, NVDR	29,900	374,848
Electricity Generating PCL, NVDR	36,500	196,346
Energy Absolute PCL, NVDR	223,200	440,582
Global Power Synergy PCL, NVDR	85,586	201,182
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Gulf Energy Development PCL, NVDR	332,040	$432,780
Home Product Center PCL, NVDR	473,300	208,248
Indorama Ventures PCL, NVDR	274,100	346,936
Intouch Holdings PCL, NVDR	95,000	215,437
Kasikornbank PCL, NVDR	79,900	339,513
Krung Thai Bank PCL, NVDR	546,200	189,296
Krungthai Card PCL, NVDR	101,100	175,952
Land & Houses PCL, NVDR	481,300	122,564
Minor International PCL, NVDR (A)	316,429	312,305
Muangthai Capital PCL, NVDR	80,700	147,136
Osotspa PCL, NVDR	98,200	96,920
PTT Exploration & Production PCL, NVDR	306,700	1,086,032
PTT Global Chemical PCL, NVDR	207,500	392,394
PTT Oil & Retail Business PCL, NVDR	112,200	92,986
PTT PCL, NVDR	1,133,400	1,297,949
SCG Packaging PCL, NVDR	39,200	75,901
Thai Beverage PCL	1,014,900	534,356
Thai Oil PCL, NVDR	142,900	240,087
The Siam Cement PCL, NVDR	36,400	433,301
The Siam Commercial Bank PCL, NVDR	103,300	392,249
TMBThanachart Bank PCL, NVDR	2,250,689	78,680
True Corp. PCL, NVDR	2,130,600	260,687
Turkey - 0.3%		2,139,314
Akbank T.A.S.	357,852	218,095
Aselsan Elektronik Sanayi Ve Ticaret AS	42,052	71,857
BIM Birlesik Magazalar AS	55,726	360,199
Enka Insaat ve Sanayi AS	153,763	175,909
Eregli Demir ve Celik Fabrikalari TAS	129,243	264,665
Ford Otomotiv Sanayi AS	8,660	167,163
KOC Holding AS	87,193	213,830
Turkcell Iletisim Hizmetleri AS	123,962	197,124
Turkiye Garanti Bankasi AS	251,491	257,634
Turkiye Is Bankasi AS, Class C	174,255	102,032
Turkiye Petrol Rafinerileri AS (A)	7,621	110,806
United States - 0.0%		256,756

Parade Technologies, Ltd.	4,000	256,756

PREFERRED SECURITIES - 1.3%		$9,056,143
(Cost $13,370,258)
Brazil - 1.2%		8,464,647
Alpargatas SA	4,700	32,209
Banco Bradesco SA	457,598	1,615,434
Banco Inter SA (B)	61,766	134,007
Banco Pan SA	6,100	14,382
Braskem SA, A Shares (A)	25,600	247,326
Centrais Eletricas Brasileiras SA, B Shares	30,660	184,058
Cia Energetica de Minas Gerais	111,700	255,224
Gerdau SA	180,800	862,785
Itau Unibanco Holding SA	383,250	1,584,807
Petroleo Brasileiro SA	709,500	3,429,816
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA, A Shares	44,500	$104,599
Chile - 0.1%		564,097
Sociedad Quimica y Minera de Chile SA, B Shares	10,359	564,097
South Korea - 0.0%		27,399

Hyundai Engineering & Construction Company, Ltd.	202	27,399

RIGHTS - 0.0%		$39,880
(Cost $0)
Bharti Airtel, Ltd. (Strike Price: INR 133.75) (A)(D)	19,803	39,880

WARRANTS - 0.0%		$9,701
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	174,660	4,901
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	87,330	2,918
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 1.34) (A)	43,665	1,882

SHORT-TERM INVESTMENTS - 0.0%		$6,720
(Cost $6,720)
Short-term funds - 0.0%		6,720
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	6,720	6,720
Total investments (Multifactor Emerging Markets ETF) (Cost $594,060,662) - 100.3%		$711,045,860
Other assets and liabilities, net - (0.3%)		(1,832,948)
Total net assets - 100.0%		$709,212,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
INR	Indian Rupee
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-21.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 10-31-21.
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR ENERGY ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$21,826,322
(Cost $20,619,890)
Energy – 99.8%		21,826,322
Energy equipment and services – 11.7%
Baker Hughes Company	20,827	522,341
Halliburton Company	32,108	802,379
Schlumberger NV	38,378	1,238,074
Oil, gas and consumable fuels – 88.1%
APA Corp.	9,107	238,694
Cheniere Energy, Inc. (A)	7,185	742,929
Chevron Corp.	11,120	1,273,129
ConocoPhillips	19,380	1,443,616
Continental Resources, Inc.	3,493	170,493
Coterra Energy, Inc.	30,147	642,734
Devon Energy Corp.	16,158	647,613
Diamondback Energy, Inc.	6,958	745,828
EOG Resources, Inc.	15,940	1,473,816
EQT Corp. (A)	11,679	232,529
Exxon Mobil Corp.	19,738	1,272,509
Hess Corp.	10,434	861,535
HollyFrontier Corp.	6,078	205,436
Kinder Morgan, Inc.	49,597	830,750
Marathon Oil Corp.	44,224	721,736
Marathon Petroleum Corp.	18,156	1,197,025
New Fortress Energy, Inc. (B)	1,536	46,080
Occidental Petroleum Corp.	27,916	936,023
ONEOK, Inc.	13,660	869,049
Ovintiv, Inc.	12,795	480,068
Phillips 66	10,087	754,306
Pioneer Natural Resources Company	5,391	1,008,009
Targa Resources Corp.	8,647	472,731
The Williams Companies, Inc.	41,305	1,160,257
Valero Energy Corp.	10,819	836,633

SHORT-TERM INVESTMENTS – 0.3%		$72,764
(Cost $72,764)
Short-term funds – 0.3%		72,764
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	72,764	72,764
Total investments (Multifactor Energy ETF) (Cost $20,692,654) 100.1%		$21,899,086
Other assets and liabilities, net (0.1%)		(28,417)
Total net assets 100.0%		$21,870,669

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
MULTIFACTOR FINANCIALS ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$41,093,717
(Cost $31,786,748)
Consumer discretionary – 0.1%		26,712
Auto components – 0.1%
QuantumScape Corp. (A)(B)	923	26,712
Financials – 86.2%		35,454,894
Banks – 27.2%
Bank of America Corp.	27,168	1,298,087
Bank OZK	940	41,990
BOK Financial Corp.	379	38,343
Citigroup, Inc.	10,932	756,057
Citizens Financial Group, Inc.	6,383	302,427
Comerica, Inc.	2,097	178,434
Commerce Bancshares, Inc.	1,572	110,842
Cullen/Frost Bankers, Inc.	767	99,327
East West Bancorp, Inc.	2,017	160,311
Fifth Third Bancorp	11,270	490,583
First Citizens BancShares, Inc., Class A	72	58,601
First Financial Bankshares, Inc.	1,643	83,333
First Horizon Corp.	8,374	142,107
First Republic Bank	1,891	409,080
Huntington Bancshares, Inc.	18,247	287,208
JPMorgan Chase & Co.	9,765	1,658,976
KeyCorp	15,508	360,871
M&T Bank Corp.	1,760	258,931
People’s United Financial, Inc.	5,344	91,596
Pinnacle Financial Partners, Inc.	817	78,898
Popular, Inc.	1,130	92,027
Prosperity Bancshares, Inc.	1,168	87,962
Regions Financial Corp.	15,165	359,107
Signature Bank	746	222,174
SVB Financial Group (A)	710	509,354
Synovus Financial Corp.	1,929	89,872
The PNC Financial Services Group, Inc.	2,659	561,129
Truist Financial Corp.	8,695	551,872
U.S. Bancorp	8,485	512,239
Wells Fargo & Company	18,404	941,549
Western Alliance Bancorp	1,393	161,713
Zions Bancorp NA	2,666	167,931
Capital markets – 23.9%
Affiliated Managers Group, Inc.	447	75,042
Ameriprise Financial, Inc.	1,406	424,795
Apollo Global Management, Inc.	2,531	194,760
Ares Management Corp., Class A	1,431	121,263
BlackRock, Inc.	564	532,111
Cboe Global Markets, Inc.	1,339	176,668
CME Group, Inc.	1,722	379,787
FactSet Research Systems, Inc.	515	228,603
Franklin Resources, Inc.	4,219	132,856
Houlihan Lokey, Inc.	440	49,315
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Interactive Brokers Group, Inc., Class A	938	$66,457
Intercontinental Exchange, Inc.	2,990	413,995
Invesco, Ltd.	5,999	152,435
Janus Henderson Group PLC	2,114	98,301
Jefferies Financial Group, Inc.	3,221	138,503
KKR & Company, Inc.	3,724	296,691
LPL Financial Holdings, Inc.	1,174	192,559
MarketAxess Holdings, Inc.	435	177,771
Moody’s Corp.	1,037	419,104
Morgan Stanley	6,638	682,254
Morningstar, Inc.	303	95,975
MSCI, Inc.	433	287,893
Nasdaq, Inc.	1,464	307,250
Northern Trust Corp.	2,859	351,771
Raymond James Financial, Inc.	2,628	259,095
S&P Global, Inc.	1,009	478,427
SEI Investments Company	2,007	126,521
State Street Corp.	4,540	447,417
Stifel Financial Corp.	1,163	84,748
T. Rowe Price Group, Inc.	1,628	353,081
The Bank of New York Mellon Corp.	6,362	376,630
The Blackstone Group, Inc.	2,734	378,440
The Charles Schwab Corp.	6,136	503,336
The Goldman Sachs Group, Inc.	1,863	770,071
Tradeweb Markets, Inc., Class A	761	67,805
Consumer finance – 6.5%
Ally Financial, Inc.	7,247	345,972
American Express Company	2,818	489,712
Capital One Financial Corp.	3,985	601,855
Credit Acceptance Corp. (A)	161	96,312
Discover Financial Services	4,209	476,964
OneMain Holdings, Inc.	1,446	76,363
SLM Corp.	4,421	81,125
Synchrony Financial	9,079	421,720
Upstart Holdings, Inc. (A)	221	71,171
Diversified financial services – 4.8%
Berkshire Hathaway, Inc., Class B (A)	5,531	1,587,452
Equitable Holdings, Inc.	7,608	254,868
Voya Financial, Inc.	2,105	146,866
Insurance – 23.6%
Aflac, Inc.	8,315	446,265
Alleghany Corp. (A)	184	119,854
American Financial Group, Inc.	1,084	147,467
American International Group, Inc.	6,839	404,117
Aon PLC, Class A	1,517	485,319
Arch Capital Group, Ltd. (A)	5,228	218,635
Arthur J. Gallagher & Company	2,379	398,887
Assurant, Inc.	786	126,790
Athene Holding, Ltd., Class A (A)	2,448	213,000
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Brown & Brown, Inc.	3,213	$202,772
Chubb, Ltd.	2,477	483,956
Cincinnati Financial Corp.	1,757	213,370
CNA Financial Corp.	446	20,008
Erie Indemnity Company, Class A	372	76,561
Everest Re Group, Ltd.	550	143,825
Fidelity National Financial, Inc.	4,898	234,663
First American Financial Corp.	1,779	130,116
Globe Life, Inc.	1,459	129,880
Lincoln National Corp.	2,682	193,506
Loews Corp.	3,385	189,797
Markel Corp. (A)	156	204,848
Marsh & McLennan Companies, Inc.	3,379	563,617
MetLife, Inc.	4,585	287,938
Old Republic International Corp.	4,956	128,013
Primerica, Inc.	588	98,925
Principal Financial Group, Inc.	3,873	259,840
Prudential Financial, Inc.	5,192	571,380
Reinsurance Group of America, Inc.	924	109,106
RenaissanceRe Holdings, Ltd.	556	78,841
The Allstate Corp.	5,175	639,992
The Hartford Financial Services Group, Inc.	6,578	479,734
The Progressive Corp.	3,913	371,265
The Travelers Companies, Inc.	4,513	726,051
Unum Group	3,157	80,409
W.R. Berkley Corp.	1,879	149,568
Willis Towers Watson PLC	1,542	373,596
Thrifts and mortgage finance – 0.2%
New York Community Bancorp, Inc.	6,271	77,949
Rocket Companies, Inc., Class A (B)	546	8,998
TFS Financial Corp.	565	10,995
Industrials – 1.8%		733,027
Professional services – 1.8%
Dun & Bradstreet Holdings, Inc. (A)	1,601	30,163
Equifax, Inc.	1,522	422,248
TransUnion	2,434	280,616
Information technology – 11.8%		4,879,084
IT services – 11.8%
Affirm Holdings, Inc. (A)	618	100,425
Euronet Worldwide, Inc. (A)	584	65,519
Fidelity National Information Services, Inc.	1,998	221,259
Fiserv, Inc. (A)	1,897	186,836
FleetCor Technologies, Inc. (A)	1,133	280,316
Global Payments, Inc.	1,499	214,342
Jack Henry & Associates, Inc.	918	152,829
Mastercard, Inc., Class A	3,258	1,093,124
PayPal Holdings, Inc. (A)	3,769	876,632
Shift4 Payments, Inc., Class A (A)	254	16,035
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Square, Inc., Class A (A)	991	$252,210
The Western Union Company	4,842	88,221
Visa, Inc., Class A	5,917	1,253,043
WEX, Inc. (A)	523	78,293

SHORT-TERM INVESTMENTS – 0.2%		$74,947
(Cost $74,947)
Short-term funds – 0.2%		74,947
John Hancock Collateral Trust, 0.0370% (C)(D)	797	7,979

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	66,968	66,968
Total investments (Multifactor Financials ETF) (Cost $31,861,695) 100.1%		$41,168,664
Other assets and liabilities, net (0.1%)		(35,693)
Total net assets 100.0%		$41,132,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$52,099,033
(Cost $41,983,752)
Consumer discretionary – 0.6%		305,671
Diversified consumer services – 0.6%
Service Corp. International	4,463	305,671
Health care – 99.4%		51,793,362
Biotechnology – 15.6%
AbbVie, Inc.	10,047	1,152,089
Acceleron Pharma, Inc. (A)	606	105,553
Alnylam Pharmaceuticals, Inc. (A)	1,371	218,757
Amgen, Inc.	3,654	756,268
Arrowhead Pharmaceuticals, Inc. (A)	1,087	69,372
Beam Therapeutics, Inc. (A)	442	39,236
Biogen, Inc. (A)	1,741	464,290
Biohaven Pharmaceutical Holding Company, Ltd. (A)	466	66,321
BioMarin Pharmaceutical, Inc. (A)	3,114	246,722
Blueprint Medicines Corp. (A)	861	96,854
Bridgebio Pharma, Inc. (A)	1,249	61,676
CRISPR Therapeutics AG (A)	1,026	93,705
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	1,012	$48,930
Exact Sciences Corp. (A)	1,729	164,635
Exelixis, Inc. (A)	6,576	141,450
Fate Therapeutics, Inc. (A)	862	46,376
Gilead Sciences, Inc.	11,513	746,963
Halozyme Therapeutics, Inc. (A)	2,255	85,848
Horizon Therapeutics PLC (A)	3,668	439,830
Incyte Corp. (A)	2,512	168,254
Intellia Therapeutics, Inc. (A)	537	71,410
Invitae Corp. (A)(B)	1,516	40,174
Ionis Pharmaceuticals, Inc. (A)	1,675	53,382
Mirati Therapeutics, Inc. (A)	401	75,797
Moderna, Inc. (A)	1,959	676,266
Natera, Inc. (A)	801	91,771
Neurocrine Biosciences, Inc. (A)	1,132	119,324
Novavax, Inc. (A)	681	101,353
Regeneron Pharmaceuticals, Inc. (A)	1,147	734,011
Sarepta Therapeutics, Inc. (A)	820	64,887
Seagen, Inc. (A)	1,636	288,476
Twist Bioscience Corp. (A)	352	41,818
Ultragenyx Pharmaceutical, Inc. (A)	626	52,534
United Therapeutics Corp. (A)	1,011	192,858
Vertex Pharmaceuticals, Inc. (A)	1,561	288,676
Vir Biotechnology, Inc. (A)	833	31,429
Health care equipment and supplies – 25.0%
Abbott Laboratories	9,814	1,264,926
ABIOMED, Inc. (A)	589	195,572
Align Technology, Inc. (A)	495	309,063
Baxter International, Inc.	5,039	397,879
Becton, Dickinson and Company	2,771	663,904
Boston Scientific Corp. (A)	12,120	522,736
Danaher Corp.	3,828	1,193,456
Dentsply Sirona, Inc.	4,444	254,241
DexCom, Inc. (A)	564	351,490
Edwards Lifesciences Corp. (A)	4,943	592,270
Envista Holdings Corp. (A)	2,730	106,743
Globus Medical, Inc., Class A (A)	1,384	106,803
Hill-Rom Holdings, Inc.	1,580	244,742
Hologic, Inc. (A)	6,776	496,749
IDEXX Laboratories, Inc. (A)	786	523,586
Insulet Corp. (A)	779	241,506
Integra LifeSciences Holdings Corp. (A)	1,224	81,347
Intuitive Surgical, Inc. (A)	1,516	547,473
Masimo Corp. (A)	825	233,921
Medtronic PLC	7,799	934,788
Novocure, Ltd. (A)	812	83,287
Penumbra, Inc. (A)	387	107,025
Quidel Corp. (A)	734	97,453
ResMed, Inc.	2,652	697,237
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Shockwave Medical, Inc. (A)	269	$57,485
STAAR Surgical Company (A)	378	44,778
STERIS PLC	1,713	400,397
Stryker Corp.	1,652	439,548
Tandem Diabetes Care, Inc. (A)	558	76,072
Teleflex, Inc.	847	302,328
The Cooper Companies, Inc.	967	403,162
West Pharmaceutical Services, Inc.	1,204	517,576
Zimmer Biomet Holdings, Inc.	3,703	529,973
Health care providers and services – 22.4%
Acadia Healthcare Company, Inc. (A)	1,290	79,980
agilon health, Inc. (A)	505	12,373
Amedisys, Inc. (A)	525	88,904
AmerisourceBergen Corp.	2,572	313,835
Anthem, Inc.	1,830	796,288
Cardinal Health, Inc.	6,129	293,027
Centene Corp. (A)	8,508	606,110
Chemed Corp.	310	149,498
Cigna Corp.	3,521	752,121
CVS Health Corp.	9,750	870,480
DaVita, Inc. (A)	1,771	182,838
Encompass Health Corp.	2,513	159,726
Guardant Health, Inc. (A)	1,055	123,213
HCA Healthcare, Inc.	1,912	478,880
HealthEquity, Inc. (A)	1,030	68,165
Henry Schein, Inc. (A)	3,352	255,925
Humana, Inc.	1,617	748,930
Laboratory Corp. of America Holdings (A)	2,590	743,382
LHC Group, Inc. (A)	441	59,354
McKesson Corp.	2,311	480,411
Molina Healthcare, Inc. (A)	1,404	415,191
Oak Street Health, Inc. (A)(B)	202	9,540
Quest Diagnostics, Inc.	3,732	547,783
R1 RCM, Inc. (A)	3,120	67,704
Signify Health, Inc., Class A (A)	324	5,207
Tenet Healthcare Corp. (A)	1,697	121,607
UnitedHealth Group, Inc.	6,483	2,985,227
Universal Health Services, Inc., Class B	2,094	259,865
Health care technology – 2.7%
Cerner Corp.	7,034	522,556
Change Healthcare, Inc. (A)	4,124	88,790
Doximity, Inc., Class A (A)	378	26,263
Inovalon Holdings, Inc., Class A (A)	867	35,365
Inspire Medical Systems, Inc. (A)	245	66,047
Omnicell, Inc. (A)	551	98,161
Teladoc Health, Inc. (A)	1,925	287,961
Veeva Systems, Inc., Class A (A)	907	287,528
Life sciences tools and services – 13.6%
10X Genomics, Inc., Class A (A)	754	121,598
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Agilent Technologies, Inc.	2,747	$432,625
Avantor, Inc. (A)	10,258	414,218
Bio-Rad Laboratories, Inc., Class A (A)	428	340,123
Bio-Techne Corp.	635	332,518
Bruker Corp.	2,291	183,967
Charles River Laboratories International, Inc. (A)	807	362,085
Illumina, Inc. (A)	1,017	422,116
IQVIA Holdings, Inc. (A)	1,940	507,155
Maravai LifeSciences Holdings, Inc., Class A (A)	1,298	54,892
Medpace Holdings, Inc. (A)	400	90,620
Mettler-Toledo International, Inc. (A)	414	613,084
NeoGenomics, Inc. (A)	1,695	77,970
Pacific Biosciences of California, Inc. (A)	1,741	46,102
PerkinElmer, Inc.	2,675	473,181
PPD, Inc. (A)	1,789	84,387
Repligen Corp. (A)	627	182,144
Sotera Health Company (A)	1,801	44,485
Syneos Health, Inc. (A)	1,743	162,692
Thermo Fisher Scientific, Inc.	2,729	1,727,648
Waters Corp. (A)	1,042	382,987
Pharmaceuticals – 20.1%
Bristol-Myers Squibb Company	17,594	1,027,490
Catalent, Inc. (A)	3,159	435,500
Elanco Animal Health, Inc. (A)	7,494	246,403
Eli Lilly & Company	4,897	1,247,560
Jazz Pharmaceuticals PLC (A)	1,350	179,604
Johnson & Johnson	18,183	2,961,643
Merck & Company, Inc.	16,524	1,454,938
Organon & Company	3,326	122,231
Perrigo Company PLC	2,480	111,972
Pfizer, Inc.	38,160	1,669,118
Royalty Pharma PLC, Class A	4,204	166,184
Viatris, Inc.	16,596	221,557
Zoetis, Inc.	2,995	647,519

SHORT-TERM INVESTMENTS – 0.1%		$74,352
(Cost $74,352)
Short-term funds – 0.1%		74,352
John Hancock Collateral Trust, 0.0370% (C)(D)	669	6,693

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	67,659	67,659
Total investments (Multifactor Healthcare ETF) (Cost $42,058,104) 100.1%		$52,173,385
Other assets and liabilities, net (0.1%)		(50,380)
Total net assets 100.0%		$52,123,005

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$16,812,023
(Cost $15,726,128)
Consumer discretionary – 9.0%		1,513,398
Auto components – 2.9%
Aptiv PLC (A)	1,316	227,523
Autoliv, Inc.	529	51,234
BorgWarner, Inc.	1,660	74,816
Gentex Corp.	1,595	56,447
Lear Corp.	414	71,146
Distributors – 0.7%
Pool Corp.	236	121,578
Hotels, restaurants and leisure – 0.4%
Aramark	1,711	62,417
Household durables – 5.0%
D.R. Horton, Inc.	2,447	218,444
Leggett & Platt, Inc.	1,263	59,172
Lennar Corp., A Shares	1,867	186,569
Lennar Corp., B Shares	87	7,141
Mohawk Industries, Inc. (A)	345	61,137
NVR, Inc. (A)	26	127,265
PulteGroup, Inc.	1,889	90,823
Toll Brothers, Inc.	748	45,007
TopBuild Corp. (A)	205	52,679
Industrials – 79.8%		13,431,313
Aerospace and defense – 10.0%
Axon Enterprise, Inc. (A)	259	46,610
BWX Technologies, Inc.	571	32,399
General Dynamics Corp.	794	160,984
HEICO Corp.	200	27,878
HEICO Corp., Class A	353	44,365
Howmet Aerospace, Inc.	1,951	57,925
Huntington Ingalls Industries, Inc.	320	64,874
L3Harris Technologies, Inc.	561	129,333
Lockheed Martin Corp.	503	167,157
Northrop Grumman Corp.	538	192,184
Raytheon Technologies Corp.	3,239	287,818
Textron, Inc.	1,578	116,535
The Boeing Company (A)	908	187,983
TransDigm Group, Inc. (A)	247	154,084
Virgin Galactic Holdings, Inc. (A)	480	9,000
Air freight and logistics – 4.8%
C.H. Robinson Worldwide, Inc.	873	84,672
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	1,114	$137,312
FedEx Corp.	876	206,324
GXO Logistics, Inc. (A)	719	63,847
United Parcel Service, Inc., Class B	1,483	316,576
Airlines – 0.8%
Alaska Air Group, Inc. (A)	273	14,414
American Airlines Group, Inc. (A)	867	16,646
Delta Air Lines, Inc. (A)	805	31,500
Southwest Airlines Company (A)	1,040	49,171
United Airlines Holdings, Inc. (A)	708	32,667
Building products – 5.9%
A.O. Smith Corp.	863	63,059
Advanced Drainage Systems, Inc.	277	31,246
Builders FirstSource, Inc. (A)	1,259	73,362
Carlisle Companies, Inc.	385	85,824
Carrier Global Corp.	3,586	187,297
Johnson Controls International PLC	2,392	175,501
Lennox International, Inc.	185	55,367
Masco Corp.	1,442	94,523
Trane Technologies PLC	758	137,145
Trex Company, Inc. (A)	614	65,330
Zurn Water Solutions Corp.	704	25,541
Commercial services and supplies – 4.7%
ADT, Inc.	1,480	12,358
Cintas Corp.	410	177,571
IAA, Inc. (A)	762	45,453
MSA Safety, Inc.	196	29,994
Republic Services, Inc.	1,463	196,920
Stericycle, Inc. (A)	548	36,672
Tetra Tech, Inc.	302	53,049
Waste Management, Inc.	1,449	232,173
Construction and engineering – 1.9%
AECOM (A)	1,027	70,216
EMCOR Group, Inc.	463	56,250
MasTec, Inc. (A)	411	36,632
Quanta Services, Inc.	1,000	121,280
WillScot Mobile Mini Holdings Corp. (A)	1,204	41,839
Electrical equipment – 7.5%
Acuity Brands, Inc.	146	29,993
AMETEK, Inc.	1,577	208,795
Eaton Corp. PLC	1,224	201,666
Emerson Electric Company	2,105	204,206
Generac Holdings, Inc. (A)	333	166,020
Hubbell, Inc.	399	79,549
nVent Electric PLC	595	21,093
Regal Rexnord Corp.	395	60,170
Rockwell Automation, Inc.	680	217,192
Shoals Technologies Group, Inc., Class A (A)	317	9,824
Sunrun, Inc. (A)	1,003	57,853
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Industrial conglomerates – 4.6%
3M Company	1,451	$259,265
General Electric Company	2,061	216,137
Honeywell International, Inc.	1,379	301,477
Machinery – 20.8%
AGCO Corp.	460	56,217
Caterpillar, Inc.	1,378	281,126
Chart Industries, Inc. (A)	110	19,527
Colfax Corp. (A)	731	37,734
Crane Company	188	19,417
Cummins, Inc.	1,045	250,633
Deere & Company	683	233,798
Donaldson Company, Inc.	886	53,169
Dover Corp.	947	160,119
Fortive Corp.	1,960	148,392
Graco, Inc.	1,127	84,728
IDEX Corp.	475	105,721
Illinois Tool Works, Inc.	913	208,045
Ingersoll Rand, Inc. (A)	2,295	123,379
ITT, Inc.	714	67,166
Lincoln Electric Holdings, Inc.	458	65,219
Nordson Corp.	323	82,110
Oshkosh Corp.	560	59,920
Otis Worldwide Corp.	2,004	160,941
PACCAR, Inc.	2,504	224,408
Parker-Hannifin Corp.	841	249,432
Pentair PLC	1,138	84,178
Snap-on, Inc.	406	82,511
Stanley Black & Decker, Inc.	1,039	186,739
The Middleby Corp. (A)	421	76,807
The Timken Company	462	32,779
The Toro Company	676	64,538
Wabtec Corp.	1,072	97,263
Watts Water Technologies, Inc., Class A	104	19,762
Woodward, Inc.	368	41,566
Xylem, Inc.	998	130,329
Professional services – 4.8%
ASGN, Inc. (A)	194	23,214
CACI International, Inc., Class A (A)	170	48,899
Clarivate PLC (A)	1,461	34,260
Exponent, Inc.	199	22,845
IHS Markit, Ltd.	1,007	131,635
Jacobs Engineering Group, Inc.	847	118,936
Leidos Holdings, Inc.	907	90,682
ManpowerGroup, Inc.	420	40,593
Robert Half International, Inc.	843	95,318
TriNet Group, Inc. (A)	384	38,880
Verisk Analytics, Inc.	745	156,651
Road and rail – 10.0%
AMERCO	75	55,274
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
CSX Corp.	7,486	$270,769
J.B. Hunt Transport Services, Inc.	707	139,413
Kansas City Southern	489	151,712
Knight-Swift Transportation Holdings, Inc.	1,024	58,051
Landstar System, Inc.	302	53,095
Norfolk Southern Corp.	869	254,660
Old Dominion Freight Line, Inc.	644	219,829
Saia, Inc. (A)	145	45,333
TuSimple Holdings, Inc., Class A (A)	76	2,973
Union Pacific Corp.	1,517	366,204
XPO Logistics, Inc. (A)	787	67,525
Trading companies and distributors – 4.0%
Fastenal Company	3,081	175,863
United Rentals, Inc. (A)	738	279,783
W.W. Grainger, Inc.	281	130,134
Watsco, Inc.	184	53,283
WESCO International, Inc. (A)	214	27,726
Information technology – 10.9%		1,835,608
Electronic equipment, instruments and components – 2.3%
Arrow Electronics, Inc. (A)	552	63,894
CDW Corp.	844	157,533
SYNNEX Corp.	230	24,150
Teledyne Technologies, Inc. (A)	256	115,000
Vontier Corp.	1,124	38,025
IT services – 7.5%
Accenture PLC, Class A	1,324	475,035
Automatic Data Processing, Inc.	940	211,021
Broadridge Financial Solutions, Inc.	693	123,638
Gartner, Inc. (A)	286	94,926
Genpact, Ltd.	1,193	58,875
Globant SA (A)	95	30,323
MAXIMUS, Inc.	382	32,306
Paychex, Inc.	1,884	232,260
Semiconductors and semiconductor equipment – 0.8%
Enphase Energy, Inc. (A)	562	130,176
Software – 0.3%
Black Knight, Inc. (A)	691	48,446
Materials – 0.2%		31,704
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	538	31,704
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.4%		$71,383
(Cost $71,383)
Short-term funds – 0.4%		71,383
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	71,383	$71,383
Total investments (Multifactor Industrials ETF) (Cost $15,797,511) 100.3%		$16,883,406
Other assets and liabilities, net (0.3%)		(54,526)
Total net assets 100.0%		$16,828,880

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-21.
MULTIFACTOR LARGE CAP ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$781,809,017
(Cost $579,868,072)
Communication services – 8.0%		62,459,418
Diversified telecommunication services – 0.9%
AT&T, Inc.	109,011	2,753,618
Lumen Technologies, Inc.	58,194	690,181
Verizon Communications, Inc.	68,843	3,647,991
Entertainment – 1.5%
Activision Blizzard, Inc.	14,647	1,145,249
Electronic Arts, Inc.	7,309	1,025,087
Liberty Media Corp.-Liberty Formula One, Series A (A)	826	43,076
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,806	379,775
Live Nation Entertainment, Inc. (A)	4,195	424,324
Netflix, Inc. (A)	4,587	3,166,452
Playtika Holding Corp. (A)	915	25,876
Roku, Inc. (A)	1,574	479,913
Spotify Technology SA (A)	997	288,532
Take-Two Interactive Software, Inc. (A)	3,224	583,544
The Walt Disney Company (A)	22,042	3,726,641
Warner Music Group Corp., Class A	1,859	92,002
Zynga, Inc., Class A (A)	18,543	136,847
Interactive media and services – 4.0%
Alphabet, Inc., Class A (A)	5,227	15,476,729
Alphabet, Inc., Class C (A)	968	2,870,517
Bumble, Inc., Class A (A)	335	17,594
Facebook, Inc., Class A (A)	31,558	10,211,222
Match Group, Inc. (A)	5,515	831,552
Pinterest, Inc., Class A (A)	6,273	280,027
Snap, Inc., Class A (A)	9,883	519,648
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Twitter, Inc. (A)	11,367	$608,589
Zillow Group, Inc., Class A (A)	783	82,779
Zillow Group, Inc., Class C (A)	2,068	214,307
ZoomInfo Technologies, Inc., Class A (A)	1,583	106,409
Media – 1.5%
Altice USA, Inc., Class A (A)	8,602	140,213
Cable One, Inc.	171	292,617
Charter Communications, Inc., Class A (A)	2,039	1,376,101
Comcast Corp., Class A	75,313	3,873,348
Discovery, Inc., Series A (A)(B)	10,774	252,543
Discovery, Inc., Series C (A)	9,690	218,606
DISH Network Corp., Class A (A)	9,742	400,104
Fox Corp., Class A	11,817	469,608
Fox Corp., Class B	4,539	167,761
Liberty Broadband Corp., Series A (A)	451	72,507
Liberty Broadband Corp., Series C (A)	6,321	1,026,846
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	4,618	229,884
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,502	172,719
News Corp., Class A	13,622	311,944
News Corp., Class B	3,927	88,593
Omnicom Group, Inc.	11,710	797,217
Sirius XM Holdings, Inc. (B)	33,361	203,168
The Interpublic Group of Companies, Inc.	21,144	773,236
The New York Times Company, Class A	2,814	153,616
ViacomCBS, Inc., Class A	239	9,304
ViacomCBS, Inc., Class B	15,505	561,591
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	9,036	1,039,411
Consumer discretionary – 11.8%		92,417,416
Auto components – 0.4%
Aptiv PLC (A)	6,795	1,174,788
Autoliv, Inc.	3,614	350,016
BorgWarner, Inc.	9,198	414,554
Gentex Corp.	9,581	339,072
Lear Corp.	3,229	554,904
QuantumScape Corp. (A)(B)	721	20,866
Automobiles – 1.2%
Ford Motor Company (A)	72,262	1,234,235
General Motors Company (A)	25,740	1,401,028
Tesla, Inc. (A)	6,138	6,837,732
Distributors – 0.3%
Genuine Parts Company	6,332	830,189
LKQ Corp. (A)	10,468	576,577
Pool Corp.	1,291	665,072
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,708	283,528
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Chegg, Inc. (A)	1,931	$114,779
Service Corp. International	8,498	582,028
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	641	109,393
Aramark	9,889	360,751
Booking Holdings, Inc. (A)	470	1,137,767
Caesars Entertainment, Inc. (A)	4,327	473,633
Carnival Corp. (A)	18,329	406,171
Chipotle Mexican Grill, Inc. (A)	570	1,014,047
Churchill Downs, Inc.	555	127,650
Darden Restaurants, Inc.	5,120	737,997
Domino’s Pizza, Inc.	1,191	582,363
DraftKings, Inc., Class A (A)	5,313	247,533
Expedia Group, Inc. (A)	4,305	707,785
Hilton Worldwide Holdings, Inc. (A)	7,692	1,107,263
Hyatt Hotels Corp., Class A (A)	1,289	109,823
Las Vegas Sands Corp. (A)	8,577	332,873
Marriott International, Inc., Class A (A)	6,065	970,521
McDonald’s Corp.	9,412	2,311,117
MGM Resorts International	17,840	841,334
Norwegian Cruise Line Holdings, Ltd. (A)	6,139	157,895
Penn National Gaming, Inc. (A)	3,623	259,407
Royal Caribbean Cruises, Ltd. (A)	6,442	543,898
Starbucks Corp.	15,737	1,669,224
Vail Resorts, Inc.	1,518	523,270
Wynn Resorts, Ltd. (A)	3,011	270,388
Yum! Brands, Inc.	7,475	933,927
Household durables – 0.8%
D.R. Horton, Inc.	13,768	1,229,069
Garmin, Ltd.	5,481	787,072
Lennar Corp., A Shares	9,644	963,725
Lennar Corp., B Shares	470	38,578
Mohawk Industries, Inc. (A)	2,539	449,936
Newell Brands, Inc.	13,962	319,590
NVR, Inc. (A)	186	910,433
PulteGroup, Inc.	10,828	520,610
Tempur Sealy International, Inc.	2,215	98,501
Whirlpool Corp.	3,359	708,178
Internet and direct marketing retail – 2.7%
Amazon.com, Inc. (A)	5,375	18,126,811
Chewy, Inc., Class A (A)(B)	1,207	91,491
DoorDash, Inc., Class A (A)	732	142,594
eBay, Inc.	19,388	1,487,447
Etsy, Inc. (A)	2,877	721,235
Wayfair, Inc., Class A (A)(B)	1,109	276,252
Leisure products – 0.1%
Hasbro, Inc.	5,609	537,118
Peloton Interactive, Inc., Class A (A)	3,551	324,703
YETI Holdings, Inc. (A)	949	93,315
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail – 0.8%
Dollar General Corp.	6,486	$1,436,779
Dollar Tree, Inc. (A)	9,516	1,025,444
Kohl’s Corp.	2,790	135,399
Target Corp.	13,159	3,416,340
Specialty retail – 2.7%
Advance Auto Parts, Inc.	2,672	602,589
AutoZone, Inc. (A)	722	1,288,654
Bath & Body Works, Inc.	5,006	345,865
Best Buy Company, Inc.	13,813	1,688,501
Burlington Stores, Inc. (A)	2,025	559,487
CarMax, Inc. (A)	7,442	1,018,959
Carvana Company (A)	688	208,588
Dick’s Sporting Goods, Inc.	990	122,968
Five Below, Inc. (A)	1,464	288,847
Floor & Decor Holdings, Inc., Class A (A)	2,751	373,916
Lithia Motors, Inc.	713	227,604
Lowe’s Companies, Inc.	11,695	2,734,525
O’Reilly Automotive, Inc. (A)	2,142	1,333,009
RH (A)	433	285,620
Ross Stores, Inc.	10,409	1,178,299
The Gap, Inc.	11,640	264,112
The Home Depot, Inc.	12,092	4,495,080
The TJX Companies, Inc.	22,144	1,450,211
Tractor Supply Company	6,479	1,407,044
Ulta Beauty, Inc. (A)	2,521	926,115
Williams-Sonoma, Inc.	2,846	528,588
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	1,448	77,092
Crocs, Inc. (A)	687	110,916
Deckers Outdoor Corp. (A)	763	301,622
Levi Strauss & Company, Class A	1,752	45,867
Lululemon Athletica, Inc. (A)	2,510	1,169,685
NIKE, Inc., Class B	18,261	3,054,883
Ralph Lauren Corp.	705	89,655
Tapestry, Inc.	5,050	196,849
Under Armour, Inc., Class A (A)	2,976	65,353
Under Armour, Inc., Class C (A)	2,998	56,602
VF Corp.	10,487	764,293
Consumer staples – 5.2%		40,387,947
Beverages – 1.1%
Brown-Forman Corp., Class A	2,041	130,685
Brown-Forman Corp., Class B	6,250	424,313
Constellation Brands, Inc., Class A	4,124	894,124
Keurig Dr. Pepper, Inc.	9,606	346,681
Molson Coors Beverage Company, Class B	7,018	309,424
Monster Beverage Corp. (A)	7,627	648,295
PepsiCo, Inc.	19,138	3,092,701
The Coca-Cola Company	49,062	2,765,625
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing – 1.3%
Albertsons Companies, Inc., Class A (B)	2,740	$84,803
Casey’s General Stores, Inc.	990	189,625
Costco Wholesale Corp.	6,245	3,069,667
Sysco Corp.	12,229	940,410
The Kroger Company	41,373	1,655,747
U.S. Foods Holding Corp. (A)	7,794	270,218
Walgreens Boots Alliance, Inc.	15,182	713,858
Walmart, Inc.	22,635	3,382,122
Food products – 1.3%
Archer-Daniels-Midland Company	18,842	1,210,410
Beyond Meat, Inc. (A)(B)	591	58,497
Bunge, Ltd.	6,088	563,992
Campbell Soup Company	8,578	342,691
Conagra Brands, Inc.	17,873	575,511
Darling Ingredients, Inc. (A)	2,599	219,667
General Mills, Inc.	16,689	1,031,380
Hormel Foods Corp.	9,556	404,410
Kellogg Company	9,913	607,667
Lamb Weston Holdings, Inc.	5,189	292,919
McCormick & Company, Inc.	9,890	793,475
Mondelez International, Inc., Class A	22,938	1,393,254
The Hershey Company	4,598	806,259
The J.M. Smucker Company	4,009	492,546
The Kraft Heinz Company	12,206	438,073
Tyson Foods, Inc., Class A	8,928	713,972
Household products – 1.0%
Church & Dwight Company, Inc.	8,291	724,302
Colgate-Palmolive Company	12,039	917,251
Kimberly-Clark Corp.	5,797	750,654
The Clorox Company	5,307	865,094
The Procter & Gamble Company	32,185	4,602,133
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	2,977	965,530
Tobacco – 0.4%
Altria Group, Inc.	26,120	1,152,153
Philip Morris International, Inc.	16,372	1,547,809
Energy – 2.8%		22,314,953
Energy equipment and services – 0.2%
Baker Hughes Company	13,679	343,069
Halliburton Company	23,522	587,815
Schlumberger NV	31,000	1,000,060
Oil, gas and consumable fuels – 2.6%
Cheniere Energy, Inc. (A)	5,895	609,543
Chevron Corp.	27,283	3,123,631
ConocoPhillips	24,077	1,793,496
Continental Resources, Inc.	3,196	155,997
Devon Energy Corp.	8,036	322,083
Diamondback Energy, Inc.	5,291	567,142
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	15,037	$1,390,321
Exxon Mobil Corp.	56,565	3,646,746
Hess Corp.	9,623	794,571
Kinder Morgan, Inc.	46,950	786,413
Marathon Oil Corp.	20,400	332,928
Marathon Petroleum Corp.	19,548	1,288,800
Occidental Petroleum Corp.	23,095	774,375
ONEOK, Inc.	13,953	887,690
Phillips 66	8,848	661,653
Pioneer Natural Resources Company	4,642	867,961
Targa Resources Corp.	2,172	118,743
Texas Pacific Land Corp.	107	136,283
The Williams Companies, Inc.	34,659	973,571
Valero Energy Corp.	14,898	1,152,062
Financials – 13.3%		103,938,387
Banks – 4.3%
Bank of America Corp.	93,977	4,490,221
Citigroup, Inc.	34,862	2,411,056
Citizens Financial Group, Inc.	17,831	844,833
Comerica, Inc.	6,717	571,550
Commerce Bancshares, Inc.	3,820	269,348
East West Bancorp, Inc.	5,201	413,375
Fifth Third Bancorp	35,712	1,554,543
First Citizens BancShares, Inc., Class A	46	37,439
First Horizon Corp.	12,481	211,803
First Republic Bank	5,420	1,172,509
Huntington Bancshares, Inc.	42,212	664,417
JPMorgan Chase & Co.	42,402	7,203,676
KeyCorp	41,228	959,376
M&T Bank Corp.	5,186	762,964
Regions Financial Corp.	50,984	1,207,301
Signature Bank	1,862	554,541
SVB Financial Group (A)	1,944	1,394,626
The PNC Financial Services Group, Inc.	8,052	1,699,214
Truist Financial Corp.	27,756	1,761,673
U.S. Bancorp	25,451	1,536,477
Wells Fargo & Company	64,234	3,286,211
Western Alliance Bancorp	1,617	187,718
Zions Bancorp NA	7,585	477,779
Capital markets – 3.8%
Ameriprise Financial, Inc.	5,455	1,648,119
Apollo Global Management, Inc.	4,027	309,878
Ares Management Corp., Class A	2,619	221,934
BlackRock, Inc.	1,590	1,500,101
Cboe Global Markets, Inc.	3,422	451,499
CME Group, Inc.	4,414	973,508
FactSet Research Systems, Inc.	1,446	641,865
Franklin Resources, Inc.	11,982	377,313
Intercontinental Exchange, Inc.	9,746	1,349,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Invesco, Ltd.	8,214	$208,718
Jefferies Financial Group, Inc.	1,715	73,745
KKR & Company, Inc.	9,216	734,239
LPL Financial Holdings, Inc.	2,970	487,139
MarketAxess Holdings, Inc.	1,217	497,351
Moody’s Corp.	3,545	1,432,712
Morgan Stanley	25,414	2,612,051
Morningstar, Inc.	675	213,806
MSCI, Inc.	1,603	1,065,803
Nasdaq, Inc.	4,253	892,577
Northern Trust Corp.	8,548	1,051,746
Raymond James Financial, Inc.	7,437	733,214
S&P Global, Inc.	4,138	1,962,074
SEI Investments Company	6,249	393,937
State Street Corp.	12,274	1,209,603
T. Rowe Price Group, Inc.	6,140	1,331,643
The Bank of New York Mellon Corp.	24,416	1,445,427
The Blackstone Group, Inc.	7,312	1,012,127
The Charles Schwab Corp.	24,244	1,988,735
The Goldman Sachs Group, Inc.	5,437	2,247,384
Tradeweb Markets, Inc., Class A	1,611	143,540
Consumer finance – 1.0%
Ally Financial, Inc.	22,924	1,094,392
American Express Company	11,127	1,933,650
Capital One Financial Corp.	13,207	1,994,653
Credit Acceptance Corp. (A)	74	44,268
Discover Financial Services	13,463	1,525,627
Synchrony Financial	24,928	1,157,906
Upstart Holdings, Inc. (A)	252	81,154
Diversified financial services – 0.9%
Berkshire Hathaway, Inc., Class B (A)	22,010	6,317,090
Equitable Holdings, Inc.	14,996	502,366
Voya Financial, Inc.	5,705	398,038
Insurance – 3.3%
Aflac, Inc.	21,992	1,180,311
Alleghany Corp. (A)	535	348,488
American Financial Group, Inc.	3,081	419,139
American International Group, Inc.	20,587	1,216,486
Aon PLC, Class A	5,721	1,830,262
Arch Capital Group, Ltd. (A)	14,068	588,324
Arthur J. Gallagher & Company	6,754	1,132,443
Assurant, Inc.	1,626	262,290
Athene Holding, Ltd., Class A (A)	5,563	484,037
Brown & Brown, Inc.	8,567	540,663
Chubb, Ltd.	6,054	1,182,831
Cincinnati Financial Corp.	5,817	706,416
CNA Financial Corp.	1,402	62,894
Erie Indemnity Company, Class A	878	180,701
Everest Re Group, Ltd.	1,707	446,381
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Fidelity National Financial, Inc.	12,121	$580,717
Globe Life, Inc.	4,600	409,492
Lincoln National Corp.	9,096	656,276
Loews Corp.	11,335	635,553
Markel Corp. (A)	437	573,838
Marsh & McLennan Companies, Inc.	9,545	1,592,106
MetLife, Inc.	14,478	909,218
Principal Financial Group, Inc.	12,892	864,924
Prudential Financial, Inc.	11,888	1,308,274
Reinsurance Group of America, Inc.	2,851	336,646
RenaissanceRe Holdings, Ltd.	1,009	143,076
The Allstate Corp.	11,917	1,473,775
The Hartford Financial Services Group, Inc.	19,033	1,388,077
The Progressive Corp.	13,660	1,296,061
The Travelers Companies, Inc.	10,716	1,723,990
W.R. Berkley Corp.	6,242	496,863
Willis Towers Watson PLC	4,205	1,018,787
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	973	16,035
Health care – 12.8%		100,450,237
Biotechnology – 1.7%
AbbVie, Inc.	21,660	2,483,752
Acceleron Pharma, Inc. (A)	617	107,469
Alnylam Pharmaceuticals, Inc. (A)	2,144	342,097
Amgen, Inc.	9,232	1,910,747
Biogen, Inc. (A)	4,022	1,072,587
Biohaven Pharmaceutical Holding Company, Ltd. (A)	352	50,097
BioMarin Pharmaceutical, Inc. (A)	4,929	390,525
Bridgebio Pharma, Inc. (A)	557	27,505
CRISPR Therapeutics AG (A)	1,094	99,915
Exact Sciences Corp. (A)	2,676	254,809
Gilead Sciences, Inc.	21,970	1,425,414
Horizon Therapeutics PLC (A)	5,373	644,276
Incyte Corp. (A)	4,074	272,877
Intellia Therapeutics, Inc. (A)	389	51,729
Mirati Therapeutics, Inc. (A)	487	92,053
Moderna, Inc. (A)	3,464	1,195,807
Natera, Inc. (A)	732	83,865
Neurocrine Biosciences, Inc. (A)	1,740	183,413
Novavax, Inc. (A)	914	136,031
Regeneron Pharmaceuticals, Inc. (A)	1,567	1,002,786
Seagen, Inc. (A)	2,679	472,388
United Therapeutics Corp. (A)	360	68,674
Vertex Pharmaceuticals, Inc. (A)	3,510	649,104
Health care equipment and supplies – 3.3%
Abbott Laboratories	24,393	3,144,014
ABIOMED, Inc. (A)	1,062	352,626
Align Technology, Inc. (A)	1,039	648,720
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Baxter International, Inc.	10,109	$798,207
Becton, Dickinson and Company	4,345	1,041,019
Boston Scientific Corp. (A)	22,235	958,996
Danaher Corp.	8,659	2,699,616
Dentsply Sirona, Inc.	8,006	458,023
DexCom, Inc. (A)	1,377	858,160
Edwards Lifesciences Corp. (A)	11,149	1,335,873
Globus Medical, Inc., Class A (A)	393	30,328
Hill-Rom Holdings, Inc.	2,348	363,705
Hologic, Inc. (A)	12,421	910,584
IDEXX Laboratories, Inc. (A)	2,172	1,446,856
Insulet Corp. (A)	1,199	371,714
Intuitive Surgical, Inc. (A)	4,042	1,459,687
Masimo Corp. (A)	1,242	352,157
Medtronic PLC	16,832	2,017,484
Novocure, Ltd. (A)	1,248	128,007
Penumbra, Inc. (A)	512	141,594
ResMed, Inc.	5,218	1,371,864
STERIS PLC	3,152	736,748
Stryker Corp.	4,521	1,202,902
Teleflex, Inc.	1,433	511,495
The Cooper Companies, Inc.	1,715	715,018
West Pharmaceutical Services, Inc.	2,246	965,510
Zimmer Biomet Holdings, Inc.	7,127	1,020,016
Health care providers and services – 3.1%
agilon health, Inc. (A)	475	11,638
AmerisourceBergen Corp.	5,911	721,260
Anthem, Inc.	5,015	2,182,177
Cardinal Health, Inc.	11,844	566,262
Centene Corp. (A)	15,109	1,076,365
Cigna Corp.	8,073	1,724,474
CVS Health Corp.	22,535	2,011,925
DaVita, Inc. (A)	4,061	419,258
Encompass Health Corp.	3,262	207,333
Guardant Health, Inc. (A)	1,554	181,492
HCA Healthcare, Inc.	4,552	1,140,094
Henry Schein, Inc. (A)	7,248	553,385
Humana, Inc.	3,395	1,572,428
Laboratory Corp. of America Holdings (A)	5,187	1,488,773
McKesson Corp.	6,198	1,288,440
Molina Healthcare, Inc. (A)	2,486	735,160
Oak Street Health, Inc. (A)(B)	257	12,138
Quest Diagnostics, Inc.	8,659	1,270,968
UnitedHealth Group, Inc.	14,399	6,630,308
Universal Health Services, Inc., Class B	4,914	609,827
Health care technology – 0.2%
Cerner Corp.	12,557	932,860
Doximity, Inc., Class A (A)	166	11,534
Teladoc Health, Inc. (A)	2,036	304,565
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	2,021	$640,677
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	940	151,594
Agilent Technologies, Inc.	7,264	1,144,007
Avantor, Inc. (A)	14,015	565,926
Bio-Rad Laboratories, Inc., Class A (A)	705	560,249
Bio-Techne Corp.	969	507,417
Bruker Corp.	3,123	250,777
Charles River Laboratories International, Inc. (A)	1,573	705,774
Illumina, Inc. (A)	2,545	1,056,328
IQVIA Holdings, Inc. (A)	5,154	1,347,359
Maravai LifeSciences Holdings, Inc., Class A (A)	651	27,531
Mettler-Toledo International, Inc. (A)	1,019	1,509,017
PerkinElmer, Inc.	4,481	792,644
PPD, Inc. (A)	2,181	102,878
Repligen Corp. (A)	764	221,942
Syneos Health, Inc. (A)	2,268	211,695
Thermo Fisher Scientific, Inc.	5,557	3,517,970
Waters Corp. (A)	2,492	915,935
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	30,567	1,785,113
Catalent, Inc. (A)	5,240	722,386
Elanco Animal Health, Inc. (A)	13,018	428,032
Eli Lilly & Company	11,212	2,856,369
Jazz Pharmaceuticals PLC (A)	2,198	292,422
Johnson & Johnson	36,815	5,996,427
Merck & Company, Inc.	36,893	3,248,429
Organon & Company	4,301	158,062
Pfizer, Inc.	84,777	3,708,146
Royalty Pharma PLC, Class A	4,146	163,891
Viatris, Inc.	29,252	390,514
Zoetis, Inc.	8,137	1,759,219
Industrials – 11.1%		86,756,466
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (A)	629	113,195
General Dynamics Corp.	4,592	931,028
HEICO Corp.	1,058	147,475
HEICO Corp., Class A	1,927	242,185
Howmet Aerospace, Inc.	14,979	444,727
Huntington Ingalls Industries, Inc.	1,758	356,399
L3Harris Technologies, Inc.	3,969	915,013
Lockheed Martin Corp.	3,532	1,173,754
Northrop Grumman Corp.	2,945	1,052,013
Raytheon Technologies Corp.	25,898	2,301,296
Textron, Inc.	10,589	781,998
The Boeing Company (A)	6,359	1,316,504
TransDigm Group, Inc. (A)	1,315	820,323
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	5,944	$576,509
Expeditors International of Washington, Inc.	6,973	859,492
FedEx Corp.	4,934	1,162,105
GXO Logistics, Inc. (A)	3,843	341,258
United Parcel Service, Inc., Class B	8,682	1,853,347
Airlines – 0.1%
American Airlines Group, Inc. (A)	5,451	104,659
Delta Air Lines, Inc. (A)	4,643	181,681
Southwest Airlines Company (A)	6,914	326,894
United Airlines Holdings, Inc. (A)	4,082	188,343
Building products – 1.0%
A.O. Smith Corp.	4,610	336,853
Advanced Drainage Systems, Inc.	486	54,821
Allegion PLC	4,714	604,806
Builders FirstSource, Inc. (A)	3,703	215,774
Carlisle Companies, Inc.	2,580	575,134
Carrier Global Corp.	25,625	1,338,394
Fortune Brands Home & Security, Inc.	5,666	574,532
Johnson Controls International PLC	18,315	1,343,772
Lennox International, Inc.	1,279	382,779
Masco Corp.	9,675	634,196
Owens Corning	4,950	462,380
Trane Technologies PLC	5,699	1,031,120
Trex Company, Inc. (A)	2,539	270,150
Commercial services and supplies – 0.7%
Cintas Corp.	2,135	924,669
Copart, Inc. (A)	8,225	1,277,260
Republic Services, Inc.	11,500	1,547,900
Rollins, Inc.	7,635	268,981
Waste Management, Inc.	10,902	1,746,827
Construction and engineering – 0.1%
AECOM (A)	4,081	279,018
Quanta Services, Inc.	4,376	530,721
Electrical equipment – 0.9%
AMETEK, Inc.	8,706	1,152,674
Eaton Corp. PLC	9,117	1,502,117
Emerson Electric Company	13,107	1,271,510
Generac Holdings, Inc. (A)	1,275	635,664
Hubbell, Inc.	2,059	410,503
Plug Power, Inc. (A)	7,605	291,043
Rockwell Automation, Inc.	5,108	1,631,495
Sensata Technologies Holding PLC (A)	6,277	345,863
Sunrun, Inc. (A)	2,634	151,929
Industrial conglomerates – 0.8%
3M Company	8,620	1,540,222
General Electric Company	12,510	1,311,924
Honeywell International, Inc.	10,221	2,234,515
Roper Technologies, Inc.	2,201	1,073,802
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 2.5%
AGCO Corp.	1,144	$139,808
Caterpillar, Inc.	9,634	1,965,432
Cummins, Inc.	5,884	1,411,219
Deere & Company	5,177	1,772,139
Donaldson Company, Inc.	4,980	298,850
Dover Corp.	6,893	1,165,468
Fortive Corp.	10,186	771,182
Graco, Inc.	5,213	391,913
IDEX Corp.	2,722	605,836
Illinois Tool Works, Inc.	6,655	1,516,475
Ingersoll Rand, Inc. (A)	11,397	612,703
ITT, Inc.	732	68,859
Lincoln Electric Holdings, Inc.	2,195	312,568
Nordson Corp.	1,680	427,073
Otis Worldwide Corp.	10,024	805,027
PACCAR, Inc.	16,140	1,446,467
Parker-Hannifin Corp.	5,748	1,704,799
Pentair PLC	6,321	467,564
Snap-on, Inc.	2,322	471,900
Stanley Black & Decker, Inc.	6,446	1,158,540
The Middleby Corp. (A)	1,045	190,650
The Toro Company	3,612	344,838
Wabtec Corp.	5,575	505,820
Woodward, Inc.	1,086	122,664
Xylem, Inc.	5,950	777,011
Professional services – 1.0%
Booz Allen Hamilton Holding Corp.	4,549	395,126
Clarivate PLC (A)	3,345	78,440
CoStar Group, Inc. (A)	9,610	826,941
Dun & Bradstreet Holdings, Inc. (A)	2,501	47,119
Equifax, Inc.	4,439	1,231,512
IHS Markit, Ltd.	8,034	1,050,204
Jacobs Engineering Group, Inc.	4,687	658,149
Leidos Holdings, Inc.	5,315	531,394
Nielsen Holdings PLC	12,073	244,478
Robert Half International, Inc.	4,970	561,958
TransUnion	6,646	766,217
Verisk Analytics, Inc.	5,499	1,156,275
Road and rail – 1.5%
AMERCO	374	275,634
CSX Corp.	46,520	1,682,628
J.B. Hunt Transport Services, Inc.	4,712	929,159
Kansas City Southern	3,631	1,126,518
Knight-Swift Transportation Holdings, Inc.	3,734	211,680
Lyft, Inc., Class A (A)	4,228	193,938
Norfolk Southern Corp.	6,788	1,989,223
Old Dominion Freight Line, Inc.	3,585	1,223,740
TuSimple Holdings, Inc., Class A (A)	362	14,161
Uber Technologies, Inc. (A)	14,777	647,528
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
Union Pacific Corp.	11,598	$2,799,757
XPO Logistics, Inc. (A)	4,140	355,212
Trading companies and distributors – 0.5%
Fastenal Company	21,209	1,210,610
SiteOne Landscape Supply, Inc. (A)	435	102,208
United Rentals, Inc. (A)	4,153	1,574,444
W.W. Grainger, Inc.	2,126	984,572
Watsco, Inc.	999	289,290
Information technology – 24.5%		191,798,247
Communications equipment – 0.9%
Arista Networks, Inc. (A)	1,704	698,112
Ciena Corp. (A)	4,440	241,048
Cisco Systems, Inc.	65,462	3,663,908
F5 Networks, Inc. (A)	2,512	530,409
Juniper Networks, Inc.	15,411	454,933
Motorola Solutions, Inc.	5,490	1,364,759
Ubiquiti, Inc.	285	87,076
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	21,692	1,665,295
Arrow Electronics, Inc. (A)	4,404	509,763
CDW Corp.	5,208	972,073
Cognex Corp.	4,707	412,286
Corning, Inc.	33,779	1,201,519
Flex, Ltd. (A)	29,586	500,003
IPG Photonics Corp. (A)	1,117	177,614
Jabil, Inc.	1,776	106,489
Keysight Technologies, Inc. (A)	7,251	1,305,325
TE Connectivity, Ltd.	8,547	1,247,862
Teledyne Technologies, Inc. (A)	1,171	526,037
Trimble, Inc. (A)	8,658	756,449
Zebra Technologies Corp., Class A (A)	1,858	992,079
IT services – 4.5%
Accenture PLC, Class A	9,433	3,384,466
Affirm Holdings, Inc. (A)	789	128,213
Akamai Technologies, Inc. (A)	6,683	704,789
Amdocs, Ltd.	6,531	508,373
Automatic Data Processing, Inc.	6,593	1,480,063
Broadridge Financial Solutions, Inc.	4,262	760,383
Cloudflare, Inc., Class A (A)	3,181	619,404
Cognizant Technology Solutions Corp., Class A	16,902	1,319,877
Concentrix Corp.	507	90,084
DXC Technology Company (A)	2,022	65,857
EPAM Systems, Inc. (A)	1,480	996,395
Fidelity National Information Services, Inc.	8,308	920,028
Fiserv, Inc. (A)	7,561	744,683
FleetCor Technologies, Inc. (A)	3,160	781,816
Gartner, Inc. (A)	3,472	1,152,392
Genpact, Ltd.	6,331	312,435
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Global Payments, Inc.	5,851	$836,634
Globant SA (A)	316	100,864
GoDaddy, Inc., Class A (A)	3,829	264,852
IBM Corp.	15,708	1,965,071
Jack Henry & Associates, Inc.	2,871	477,964
Mastercard, Inc., Class A	11,884	3,987,320
MongoDB, Inc. (A)	869	453,001
Okta, Inc. (A)	2,156	532,920
Paychex, Inc.	11,616	1,432,020
PayPal Holdings, Inc. (A)	13,138	3,055,767
Snowflake, Inc., Class A (A)	686	242,734
Square, Inc., Class A (A)	3,119	793,786
The Western Union Company	17,175	312,929
Twilio, Inc., Class A (A)	2,612	761,032
VeriSign, Inc. (A)	3,320	739,264
Visa, Inc., Class A	22,466	4,757,625
WEX, Inc. (A)	1,199	179,490
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (A)	13,839	1,663,863
Analog Devices, Inc.	9,211	1,598,016
Applied Materials, Inc.	16,771	2,291,757
Broadcom, Inc.	5,744	3,053,912
Enphase Energy, Inc. (A)	2,343	542,709
Entegris, Inc.	4,242	597,189
First Solar, Inc. (A)	2,483	296,942
Intel Corp.	68,835	3,372,915
KLA Corp.	4,938	1,840,689
Lam Research Corp.	3,179	1,791,589
Lattice Semiconductor Corp. (A)	1,064	73,884
Marvell Technology, Inc.	21,155	1,449,118
Microchip Technology, Inc.	17,775	1,316,950
Micron Technology, Inc.	19,284	1,332,524
MKS Instruments, Inc.	1,278	191,764
Monolithic Power Systems, Inc.	1,090	572,751
NVIDIA Corp.	23,965	6,127,132
NXP Semiconductors NV	1,128	226,570
ON Semiconductor Corp. (A)	15,890	763,832
Qorvo, Inc. (A)	4,374	735,838
QUALCOMM, Inc.	18,264	2,429,843
Skyworks Solutions, Inc.	7,285	1,217,542
SolarEdge Technologies, Inc. (A)	999	354,325
Teradyne, Inc.	7,029	971,689
Texas Instruments, Inc.	14,808	2,776,204
Universal Display Corp.	1,032	189,062
Wolfspeed, Inc. (A)	2,589	310,965
Xilinx, Inc.	8,031	1,445,580
Software – 8.6%
Adobe, Inc. (A)	5,050	3,284,318
Anaplan, Inc. (A)	1,888	123,116
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
ANSYS, Inc. (A)	2,848	$1,081,044
Appian Corp. (A)(B)	199	19,783
Asana, Inc., Class A (A)	405	54,999
Aspen Technology, Inc. (A)	2,208	345,972
Atlassian Corp. PLC, Class A (A)	1,579	723,387
Autodesk, Inc. (A)	3,423	1,087,179
Avalara, Inc. (A)	1,804	324,071
Bentley Systems, Inc., Class B	1,123	66,425
Bill.com Holdings, Inc. (A)	1,174	345,520
Black Knight, Inc. (A)	4,314	302,455
Cadence Design Systems, Inc. (A)	7,145	1,236,871
Ceridian HCM Holding, Inc. (A)	3,444	431,361
Citrix Systems, Inc.	5,141	487,007
Coupa Software, Inc. (A)	1,067	242,956
Crowdstrike Holdings, Inc., Class A (A)	1,585	446,653
Datadog, Inc., Class A (A)	2,621	437,838
DocuSign, Inc. (A)	1,708	475,319
Dolby Laboratories, Inc., Class A	2,118	187,125
Dropbox, Inc., Class A (A)	7,551	230,230
Dynatrace, Inc. (A)	2,637	197,775
Elastic NV (A)	1,097	190,340
Fair Isaac Corp. (A)	853	339,665
Five9, Inc. (A)	858	135,573
Fortinet, Inc. (A)	3,185	1,071,243
Guidewire Software, Inc. (A)	2,596	326,395
HubSpot, Inc. (A)	824	667,630
Intuit, Inc.	3,911	2,448,247
Manhattan Associates, Inc. (A)	1,280	232,371
McAfee Corp., Class A	693	14,809
Microsoft Corp.	100,132	33,205,762
NortonLifeLock, Inc.	22,132	563,259
Nuance Communications, Inc. (A)	7,131	392,562
Oracle Corp.	27,531	2,641,324
Palantir Technologies, Inc., Class A (A)	5,099	131,962
Palo Alto Networks, Inc. (A)	1,890	962,180
Paycom Software, Inc. (A)	1,341	734,667
Paylocity Holding Corp. (A)	791	241,366
Pegasystems, Inc.	832	98,775
PTC, Inc. (A)	3,052	388,672
Qualtrics International, Inc., Class A (A)	976	45,208
RingCentral, Inc., Class A (A)	1,288	313,989
salesforce.com, Inc. (A)	9,922	2,973,524
SentinelOne, Inc., Class A (A)	246	16,334
ServiceNow, Inc. (A)	1,885	1,315,278
Smartsheet, Inc., Class A (A)	2,637	181,979
Splunk, Inc. (A)	3,400	560,388
SS&C Technologies Holdings, Inc.	8,319	661,111
Synopsys, Inc. (A)	3,908	1,302,067
The Trade Desk, Inc., Class A (A)	7,905	592,164
Tyler Technologies, Inc. (A)	1,234	670,333
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Unity Software, Inc. (A)	1,198	$181,269
VMware, Inc., Class A (A)(B)	1,409	213,745
Workday, Inc., Class A (A)	2,361	684,643
Zendesk, Inc. (A)	2,157	219,583
Zoom Video Communications, Inc., Class A (A)	1,040	285,636
Zscaler, Inc. (A)	1,108	353,297
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	183,753	27,526,199
Dell Technologies, Inc., Class C (A)	3,950	434,461
Hewlett Packard Enterprise Company	44,802	656,349
HP, Inc.	33,835	1,026,216
NetApp, Inc.	11,252	1,004,804
Seagate Technology Holdings PLC	12,866	1,145,975
Western Digital Corp. (A)	13,478	704,765
Materials – 3.8%		29,686,541
Chemicals – 2.2%
Air Products & Chemicals, Inc.	4,311	1,292,481
Albemarle Corp.	4,005	1,003,132
Celanese Corp.	5,592	903,164
CF Industries Holdings, Inc.	10,891	618,609
Corteva, Inc.	22,664	977,952
Dow, Inc.	15,583	872,181
DuPont de Nemours, Inc.	12,516	871,114
Eastman Chemical Company	6,968	724,881
Ecolab, Inc.	4,912	1,091,545
FMC Corp.	5,072	461,603
International Flavors & Fragrances, Inc.	6,102	899,740
Linde PLC	5,975	1,907,220
LyondellBasell Industries NV, Class A	9,645	895,249
PPG Industries, Inc.	8,811	1,414,782
RPM International, Inc.	5,283	460,678
The Mosaic Company	12,638	525,362
The Scotts Miracle-Gro Company	1,031	153,062
The Sherwin-Williams Company	5,561	1,760,668
Westlake Chemical Corp.	1,418	138,028
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,246	882,319
Vulcan Materials Company	4,557	866,377
Containers and packaging – 0.8%
Amcor PLC	51,753	624,659
AptarGroup, Inc.	2,242	270,789
Avery Dennison Corp.	3,120	679,286
Ball Corp.	13,070	1,195,644
Berry Global Group, Inc. (A)	5,564	364,665
Crown Holdings, Inc.	5,430	564,666
International Paper Company	20,308	1,008,698
Packaging Corp. of America	4,344	596,735
Sealed Air Corp.	1,199	71,125
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Westrock Company	10,123	$486,916
Metals and mining – 0.6%
Alcoa Corp.	2,151	98,838
Cleveland-Cliffs, Inc. (A)	5,298	127,735
Freeport-McMoRan, Inc.	30,030	1,132,732
Newmont Corp.	17,803	961,362
Nucor Corp.	13,624	1,521,120
Reliance Steel & Aluminum Company	3,004	439,065
Southern Copper Corp.	2,233	133,958
Steel Dynamics, Inc.	9,634	636,615
Paper and forest products – 0.0%
Sylvamo Corp. (A)	1,839	51,786
Real estate – 3.2%		25,363,694
Equity real estate investment trusts – 2.9%
Alexandria Real Estate Equities, Inc.	3,211	655,494
American Homes 4 Rent, Class A	6,505	264,103
American Tower Corp.	5,137	1,448,480
Americold Realty Trust	3,514	103,558
AvalonBay Communities, Inc.	3,555	841,397
Boston Properties, Inc.	4,074	462,969
Camden Property Trust	2,457	400,737
Crown Castle International Corp.	5,460	984,438
CubeSmart	3,968	218,280
CyrusOne, Inc.	2,205	180,854
Digital Realty Trust, Inc.	4,993	787,945
Duke Realty Corp.	9,605	540,185
Equinix, Inc.	1,147	960,119
Equity LifeStyle Properties, Inc.	4,289	362,463
Equity Residential	8,301	717,206
Essex Property Trust, Inc.	1,724	586,039
Extra Space Storage, Inc.	3,255	642,439
Federal Realty Investment Trust	1,932	232,516
Gaming and Leisure Properties, Inc.	5,341	258,985
Healthpeak Properties, Inc.	12,598	447,355
Host Hotels & Resorts, Inc. (A)	18,875	317,666
Invitation Homes, Inc.	12,657	522,101
Iron Mountain, Inc.	7,352	335,545
Kilroy Realty Corp.	2,686	180,983
Kimco Realty Corp.	6,091	137,657
Lamar Advertising Company, Class A	2,132	241,342
Life Storage, Inc.	454	60,750
Medical Properties Trust, Inc.	11,758	250,798
MGM Growth Properties LLC, Class A	3,035	119,518
Mid-America Apartment Communities, Inc.	2,891	590,371
National Retail Properties, Inc.	4,162	188,788
Omega Healthcare Investors, Inc.	5,237	153,758
Prologis, Inc.	9,307	1,349,143
Public Storage	1,992	661,703
Realty Income Corp.	8,239	588,512
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Regency Centers Corp.	3,976	$279,950
Rexford Industrial Realty, Inc.	1,041	69,955
SBA Communications Corp.	2,298	793,568
Simon Property Group, Inc.	5,976	875,962
STORE Capital Corp.	4,831	165,848
Sun Communities, Inc.	2,482	486,422
UDR, Inc.	7,295	405,091
Ventas, Inc.	9,263	494,366
VEREIT, Inc.	5,404	271,821
VICI Properties, Inc.	11,820	346,917
Vornado Realty Trust	4,655	198,443
Welltower, Inc.	9,249	743,620
Weyerhaeuser Company	25,402	907,359
WP Carey, Inc.	4,058	312,912
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (A)	15,726	1,636,762
Jones Lang LaSalle, Inc. (A)	2,248	580,501
Utilities – 3.4%		26,235,711
Electric utilities – 1.9%
Alliant Energy Corp.	9,092	514,334
American Electric Power Company, Inc.	13,538	1,146,804
Avangrid, Inc.	1,835	96,705
Duke Energy Corp.	13,675	1,394,987
Edison International	16,213	1,020,284
Entergy Corp.	10,164	1,047,095
Evergy, Inc.	10,100	643,875
Eversource Energy	11,962	1,015,574
Exelon Corp.	27,616	1,468,895
FirstEnergy Corp.	19,258	742,011
NextEra Energy, Inc.	19,475	1,661,802
NRG Energy, Inc.	8,365	333,680
Pinnacle West Capital Corp.	5,263	339,411
PPL Corp.	35,751	1,029,629
The Southern Company	20,268	1,263,102
Xcel Energy, Inc.	14,833	958,063
Gas utilities – 0.1%
Atmos Energy Corp.	4,119	379,442
UGI Corp.	9,364	406,491
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	2,106	87,209
The AES Corp.	30,336	762,344
Vistra Corp.	13,271	259,979
Multi-utilities – 1.1%
Ameren Corp.	11,627	980,040
CenterPoint Energy, Inc.	23,070	600,743
CMS Energy Corp.	10,932	659,746
Consolidated Edison, Inc.	14,266	1,075,656
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	9,875	$749,809
DTE Energy Company	8,506	964,155
NiSource, Inc.	18,314	451,806
Public Service Enterprise Group, Inc.	19,834	1,265,409
Sempra Energy	5,857	747,529
WEC Energy Group, Inc.	10,182	916,991
Water utilities – 0.2%
American Water Works Company, Inc.	5,705	993,697
Essential Utilities, Inc.	5,490	258,414

SHORT-TERM INVESTMENTS – 0.2%		$1,081,714
(Cost $1,081,741)
Short-term funds – 0.2%		1,081,714
John Hancock Collateral Trust, 0.0370% (C)(D)	72,878	729,191

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	352,523	352,523
Total investments (Multifactor Large Cap ETF) (Cost $580,949,813) 100.1%		$782,890,731
Other assets and liabilities, net (0.1%)		(521,845)
Total net assets 100.0%		$782,368,886

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$19,363,076
(Cost $16,216,850)
Industrials – 2.3%		448,914
Building products – 1.9%
Owens Corning	3,348	312,737
The AZEK Company, Inc. (A)	1,582	58,044
Machinery – 0.4%
RBC Bearings, Inc. (A)	334	78,133
Materials – 96.8%		18,741,920
Chemicals – 51.5%
Air Products & Chemicals, Inc.	2,186	655,385
Albemarle Corp.	1,696	424,797
Ashland Global Holdings, Inc.	1,471	141,231
Axalta Coating Systems, Ltd. (A)	6,019	187,733
Celanese Corp.	2,541	410,397
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	5,953	$338,130
Dow, Inc.	11,299	632,405
DuPont de Nemours, Inc.	11,109	773,186
Eastman Chemical Company	2,978	309,801
Ecolab, Inc.	2,136	474,662
FMC Corp.	2,833	257,831
Huntsman Corp.	5,775	188,150
International Flavors & Fragrances, Inc.	5,152	759,662
Linde PLC	3,337	1,065,170
LyondellBasell Industries NV, Class A	8,718	809,205
Olin Corp.	4,162	237,151
PPG Industries, Inc.	5,263	845,080
RPM International, Inc.	2,780	242,416
The Mosaic Company	7,767	322,874
The Sherwin-Williams Company	2,527	800,073
Westlake Chemical Corp.	968	94,225
Construction materials – 5.9%
Eagle Materials, Inc.	902	133,821
Martin Marietta Materials, Inc.	1,253	492,229
Vulcan Materials Company	2,672	508,001
Containers and packaging – 20.8%
Amcor PLC	41,197	497,248
AptarGroup, Inc.	1,416	171,024
Ardagh Metal Packaging SA (A)	797	7,850
Avery Dennison Corp.	1,796	391,025
Ball Corp.	6,940	634,871
Berry Global Group, Inc. (A)	4,741	310,725
Crown Holdings, Inc.	2,854	296,787
Graphic Packaging Holding Company	10,012	199,539
International Paper Company	10,389	516,022
Packaging Corp. of America	2,547	349,881
Sealed Air Corp.	3,412	202,400
Sonoco Products Company	2,822	163,535
Westrock Company	5,832	280,519
Metals and mining – 18.5%
Alcoa Corp.	5,351	245,878
Cleveland-Cliffs, Inc. (A)(B)	13,097	315,769
Freeport-McMoRan, Inc.	14,580	549,958
Newmont Corp.	9,757	526,878
Nucor Corp.	8,596	959,743
Reliance Steel & Aluminum Company	1,567	229,033
Royal Gold, Inc.	1,253	124,072
Southern Copper Corp.	1,197	71,808
Steel Dynamics, Inc.	6,626	437,846
U.S. Steel Corp.	4,900	129,311
Paper and forest products – 0.1%
Sylvamo Corp. (A)	944	26,583
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Utilities – 0.9%		$172,242
Multi-utilities – 0.9%
MDU Resources Group, Inc.	5,605	172,242

SHORT-TERM INVESTMENTS – 0.3%		$63,880
(Cost $63,880)
Short-term funds – 0.3%		63,880
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	63,880	63,880
Total investments (Multifactor Materials ETF) (Cost $16,280,730) 100.3%		$19,426,956
Other assets and liabilities, net (0.3%)		(51,514)
Total net assets 100.0%		$19,375,442

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$19,794,965
(Cost $17,707,981)
Communication services – 97.4%		19,287,747
Diversified telecommunication services – 13.2%
AT&T, Inc.	45,724	1,154,988
Iridium Communications, Inc. (A)	3,369	136,613
Lumen Technologies, Inc.	37,950	450,087
Verizon Communications, Inc.	16,381	868,029
Entertainment – 27.5%
Activision Blizzard, Inc.	7,327	572,898
Electronic Arts, Inc.	5,346	749,777
Liberty Media Corp.-Liberty Formula One, Series A (A)	747	38,956
Liberty Media Corp.-Liberty Formula One, Series C (A)	4,290	239,382
Live Nation Entertainment, Inc. (A)	2,432	245,997
Netflix, Inc. (A)	2,203	1,520,751
Playtika Holding Corp. (A)	3,539	100,083
Spotify Technology SA (A)	834	241,360
Take-Two Interactive Software, Inc. (A)	1,718	310,958
The Walt Disney Company (A)	6,916	1,169,288
Warner Music Group Corp., Class A	2,376	117,588
Zynga, Inc., Class A (A)	19,550	144,279
Interactive media and services – 22.0%
Alphabet, Inc., Class A (A)	225	666,207
Alphabet, Inc., Class C (A)	207	613,840
Angi, Inc. (A)	1,609	20,161
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Bumble, Inc., Class A (A)	1,384	$72,688
Facebook, Inc., Class A (A)	3,305	1,069,399
Match Group, Inc. (A)	4,697	708,214
Pinterest, Inc., Class A (A)	7,269	324,488
Snap, Inc., Class A (A)	4,645	244,234
Twitter, Inc. (A)	7,863	420,985
Vimeo, Inc. (A)	2,182	73,599
Zillow Group, Inc., Class A (A)	313	33,090
Zillow Group, Inc., Class C (A)	969	100,417
Media – 30.7%
Altice USA, Inc., Class A (A)	4,202	68,493
Cable One, Inc.	214	366,199
Charter Communications, Inc., Class A (A)	843	568,932
Comcast Corp., Class A	20,661	1,062,595
Discovery, Inc., Series A (A)(B)	3,713	87,033
Discovery, Inc., Series C (A)	6,880	155,213
DISH Network Corp., Class A (A)	6,405	263,053
Fox Corp., Class A	6,909	274,564
Fox Corp., Class B	3,396	125,516
Liberty Broadband Corp., Series A (A)	553	88,906
Liberty Broadband Corp., Series C (A)	3,039	493,686
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	1,769	88,061
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,567	175,924
News Corp., Class A	8,460	193,734
News Corp., Class B	2,967	66,936
Nexstar Media Group, Inc., Class A	1,636	245,285
Omnicom Group, Inc.	7,314	497,937
Sirius XM Holdings, Inc.	16,675	101,551
The Interpublic Group of Companies, Inc.	13,418	490,696
The New York Times Company, Class A	3,171	173,105
ViacomCBS, Inc., Class A	185	7,202
ViacomCBS, Inc., Class B	13,580	491,868
Wireless telecommunication services – 4.0%
T-Mobile US, Inc. (A)	6,893	792,902
Industrials – 1.7%		322,943
Professional services – 1.7%
Nielsen Holdings PLC	12,732	257,823
Upwork, Inc. (A)	1,382	65,120
Information technology – 0.9%		184,275
Software – 0.9%
Dynatrace, Inc. (A)	2,457	184,275
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$30,964
(Cost $30,964)
Short-term funds – 0.1%		30,964
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	30,964	$30,964
Total investments (Multifactor Media and Communications ETF) (Cost $17,738,945) 100.1%		$19,825,929
Other assets and liabilities, net (0.1%)		(24,309)
Total net assets 100.0%		$19,801,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
MULTIFACTOR MID CAP ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$2,482,663,564
(Cost $1,844,754,130)
Communication services – 3.1%		77,983,736
Diversified telecommunication services – 0.3%
Lumen Technologies, Inc.	610,470	7,240,171
Entertainment – 0.6%
Liberty Media Corp.-Liberty Formula One, Series A (A)	8,023	418,399
Liberty Media Corp.-Liberty Formula One, Series C (A)	81,553	4,550,657
Live Nation Entertainment, Inc. (A)	25,188	2,547,766
Playtika Holding Corp. (A)	22,429	634,292
Take-Two Interactive Software, Inc. (A)	25,383	4,594,323
Warner Music Group Corp., Class A	17,978	889,731
Zynga, Inc., Class A (A)	255,735	1,887,324
Interactive media and services – 0.2%
Bumble, Inc., Class A (A)	5,159	270,951
Vimeo, Inc. (A)	33,260	1,121,860
Ziff Davis, Inc. (A)	12,822	1,644,678
ZoomInfo Technologies, Inc., Class A (A)	18,669	1,254,930
Media – 2.0%
Altice USA, Inc., Class A (A)	60,023	978,375
Cable One, Inc.	2,020	3,456,644
Discovery, Inc., Series A (A)(B)	42,269	990,785
Discovery, Inc., Series C (A)	92,611	2,089,304
DISH Network Corp., Class A (A)	78,303	3,215,904
Fox Corp., Class A	84,762	3,368,442
Fox Corp., Class B	39,205	1,449,017
Liberty Broadband Corp., Series A (A)	5,554	892,917
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series C (A)	35,246	$5,725,713
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	26,817	1,334,950
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	39,582	1,952,184
News Corp., Class A	163,405	3,741,975
News Corp., Class B	49,792	1,123,308
Nexstar Media Group, Inc., Class A	23,060	3,457,386
Omnicom Group, Inc.	71,904	4,895,224
Sirius XM Holdings, Inc. (B)	125,566	764,697
The Interpublic Group of Companies, Inc.	170,796	6,246,010
The New York Times Company, Class A	44,785	2,444,813
ViacomCBS, Inc., Class A	817	31,806
ViacomCBS, Inc., Class B	76,455	2,769,200
Consumer discretionary – 13.6%		338,912,005
Auto components – 0.8%
Autoliv, Inc.	42,309	4,097,627
BorgWarner, Inc.	108,740	4,900,912
Fox Factory Holding Corp. (A)	11,400	1,834,830
Gentex Corp.	109,643	3,880,266
Lear Corp.	29,564	5,080,573
QuantumScape Corp. (A)(B)	16,442	475,831
Automobiles – 0.2%
Harley-Davidson, Inc.	77,963	2,844,870
Thor Industries, Inc.	25,448	2,594,678
Distributors – 0.8%
Genuine Parts Company	41,611	5,455,618
LKQ Corp. (A)	130,173	7,169,929
Pool Corp.	12,401	6,388,499
Diversified consumer services – 0.5%
Bright Horizons Family Solutions, Inc. (A)	18,566	3,081,956
Chegg, Inc. (A)	30,190	1,794,494
Service Corp. International	95,472	6,538,877
Hotels, restaurants and leisure – 2.6%
Aramark	104,329	3,805,922
Boyd Gaming Corp. (A)	29,470	1,879,597
Caesars Entertainment, Inc. (A)	38,707	4,236,868
Carnival Corp. (A)	88,484	1,960,805
Choice Hotels International, Inc.	11,287	1,587,178
Churchill Downs, Inc.	10,639	2,446,970
Darden Restaurants, Inc.	36,439	5,252,317
Domino’s Pizza, Inc.	9,092	4,445,715
DraftKings, Inc., Class A (A)	36,158	1,684,601
Expedia Group, Inc. (A)	24,327	3,999,602
Hyatt Hotels Corp., Class A (A)	15,135	1,289,502
Marriott Vacations Worldwide Corp.	15,929	2,504,357
MGM Resorts International	110,135	5,193,967
Norwegian Cruise Line Holdings, Ltd. (A)	111,456	2,866,648
Penn National Gaming, Inc. (A)	42,738	3,060,041
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	22,929	$1,824,002
Royal Caribbean Cruises, Ltd. (A)	37,479	3,164,352
Scientific Games Corp. (A)	12,275	982,614
Texas Roadhouse, Inc.	24,281	2,156,396
Vail Resorts, Inc.	16,329	5,628,770
Wyndham Hotels & Resorts, Inc.	33,466	2,826,873
Wynn Resorts, Ltd. (A)	22,794	2,046,901
Household durables – 2.5%
D.R. Horton, Inc.	90,955	8,119,553
Garmin, Ltd.	38,009	5,458,092
Helen of Troy, Ltd. (A)	7,945	1,787,228
Leggett & Platt, Inc.	57,424	2,690,314
Lennar Corp., A Shares	67,642	6,759,465
Lennar Corp., B Shares	4,113	337,595
Mohawk Industries, Inc. (A)	21,774	3,858,571
Newell Brands, Inc.	155,930	3,569,238
NVR, Inc. (A)	1,170	5,726,916
PulteGroup, Inc.	120,218	5,780,081
Tempur Sealy International, Inc.	67,270	2,991,497
Toll Brothers, Inc.	54,946	3,306,101
TopBuild Corp. (A)	12,020	3,088,779
Whirlpool Corp.	37,653	7,938,382
Internet and direct marketing retail – 0.3%
Etsy, Inc. (A)	28,441	7,129,874
Wayfair, Inc., Class A (A)(B)	6,826	1,700,357
Leisure products – 0.7%
Brunswick Corp.	41,990	3,908,849
Hasbro, Inc.	49,589	4,748,643
Mattel, Inc. (A)	116,062	2,531,312
Peloton Interactive, Inc., Class A (A)	19,393	1,773,296
Polaris, Inc.	26,526	3,049,164
YETI Holdings, Inc. (A)	27,057	2,660,515
Multiline retail – 0.5%
Dollar Tree, Inc. (A)	67,583	7,282,744
Kohl’s Corp.	61,092	2,964,795
Macy’s, Inc.	65,085	1,722,800
Specialty retail – 3.5%
Advance Auto Parts, Inc.	32,048	7,227,465
AutoNation, Inc. (A)	37,541	4,546,966
AutoZone, Inc. (A)	3,190	5,693,640
Bath & Body Works, Inc.	55,649	3,844,789
Best Buy Company, Inc.	74,480	9,104,435
Burlington Stores, Inc. (A)	12,846	3,549,221
CarMax, Inc. (A)	53,487	7,323,440
Dick’s Sporting Goods, Inc.	32,739	4,066,511
Five Below, Inc. (A)	19,349	3,817,558
Floor & Decor Holdings, Inc., Class A (A)	34,845	4,736,132
GameStop Corp., Class A (A)	7,139	1,310,078
Lithia Motors, Inc.	11,920	3,805,102
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Penske Automotive Group, Inc.	7,602	$806,192
RH (A)	5,615	3,703,822
The Gap, Inc.	112,189	2,545,568
Tractor Supply Company	37,384	8,118,683
Ulta Beauty, Inc. (A)	14,934	5,486,154
Victoria’s Secret & Company (A)	18,939	955,851
Williams-Sonoma, Inc.	38,207	7,096,186
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	62,285	3,316,053
Columbia Sportswear Company	13,773	1,430,188
Crocs, Inc. (A)	10,460	1,688,767
Deckers Outdoor Corp. (A)	12,040	4,759,532
Hanesbrands, Inc.	166,104	2,830,412
Levi Strauss & Company, Class A	26,848	702,881
PVH Corp. (A)	28,468	3,112,406
Ralph Lauren Corp.	17,842	2,268,967
Skechers USA, Inc., Class A (A)	56,144	2,594,414
Tapestry, Inc.	105,505	4,112,585
Under Armour, Inc., Class A (A)	59,096	1,297,748
Under Armour, Inc., Class C (A)	63,196	1,193,140
Consumer staples – 3.1%		75,600,659
Beverages – 0.2%
Molson Coors Beverage Company, Class B	51,616	2,275,749
The Boston Beer Company, Inc., Class A (A)	2,593	1,277,001
Food and staples retailing – 0.7%
Albertsons Companies, Inc., Class A (B)	37,361	1,156,323
BJ’s Wholesale Club Holdings, Inc. (A)	40,417	2,361,969
Casey’s General Stores, Inc.	15,815	3,029,205
Performance Food Group Company (A)	46,567	2,106,225
The Kroger Company	120,387	4,817,888
U.S. Foods Holding Corp. (A)	91,016	3,155,525
Food products – 1.7%
Beyond Meat, Inc. (A)(B)	8,637	854,890
Bunge, Ltd.	64,392	5,965,275
Campbell Soup Company	46,490	1,857,276
Conagra Brands, Inc.	115,591	3,722,030
Darling Ingredients, Inc. (A)	65,136	5,505,295
Hormel Foods Corp.	38,575	1,632,494
Ingredion, Inc.	30,725	2,925,942
Lamb Weston Holdings, Inc.	49,957	2,820,073
McCormick & Company, Inc.	51,672	4,145,645
Pilgrim’s Pride Corp. (A)	22,476	632,924
Post Holdings, Inc. (A)	29,309	2,974,277
The J.M. Smucker Company	36,082	4,433,035
Tyson Foods, Inc., Class A	68,126	5,448,036
Household products – 0.4%
Church & Dwight Company, Inc.	54,956	4,800,956
Reynolds Consumer Products, Inc.	15,386	415,114
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
The Clorox Company	29,095	$4,742,776
Personal products – 0.1%
Coty, Inc., Class A (A)	83,517	708,224
Herbalife Nutrition, Ltd. (A)	39,580	1,836,512
Energy – 3.4%		84,133,198
Energy equipment and services – 0.3%
Baker Hughes Company	144,416	3,621,953
Halliburton Company	165,802	4,143,392
Oil, gas and consumable fuels – 3.1%
APA Corp.	97,011	2,542,658
Cheniere Energy, Inc. (A)	45,344	4,688,570
Continental Resources, Inc.	26,905	1,313,233
Coterra Energy, Inc.	219,175	4,672,811
Devon Energy Corp.	113,891	4,564,751
Diamondback Energy, Inc.	58,567	6,277,797
EQT Corp. (A)	65,348	1,301,079
Hess Corp.	56,337	4,651,746
Marathon Oil Corp.	342,973	5,597,319
New Fortress Energy, Inc. (B)	11,459	343,770
Occidental Petroleum Corp.	216,254	7,250,997
ONEOK, Inc.	92,356	5,875,689
Ovintiv, Inc.	112,140	4,207,493
Phillips 66	40,535	3,031,207
Pioneer Natural Resources Company	29,095	5,440,183
Targa Resources Corp.	77,968	4,262,511
Texas Pacific Land Corp.	2,110	2,687,444
The Williams Companies, Inc.	135,667	3,810,886
Valero Energy Corp.	49,757	3,847,709
Financials – 13.5%		335,650,906
Banks – 4.4%
BOK Financial Corp.	10,974	1,110,240
Citizens Financial Group, Inc.	134,816	6,387,582
Comerica, Inc.	49,553	4,216,465
Commerce Bancshares, Inc.	44,775	3,157,085
Cullen/Frost Bankers, Inc.	21,555	2,791,373
East West Bancorp, Inc.	63,123	5,017,016
Fifth Third Bancorp	222,274	9,675,587
First Citizens BancShares, Inc., Class A	1,935	1,574,897
First Financial Bankshares, Inc.	42,892	2,175,482
First Horizon Corp.	234,171	3,973,882
First Republic Bank	39,930	8,638,057
Huntington Bancshares, Inc.	412,781	6,497,173
KeyCorp	281,960	6,561,209
M&T Bank Corp.	30,152	4,435,962
People’s United Financial, Inc.	169,076	2,897,963
Pinnacle Financial Partners, Inc.	17,079	1,649,319
Prosperity Bancshares, Inc.	34,623	2,607,458
Regions Financial Corp.	303,992	7,198,531
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Signature Bank	22,287	$6,637,514
SVB Financial Group (A)	14,515	10,413,061
Synovus Financial Corp.	48,629	2,265,625
Western Alliance Bancorp	29,626	3,439,282
Zions Bancorp NA	75,835	4,776,847
Capital markets – 3.4%
Affiliated Managers Group, Inc.	11,779	1,977,459
Ameriprise Financial, Inc.	32,921	9,946,422
Apollo Global Management, Inc.	35,026	2,695,251
Ares Management Corp., Class A	28,406	2,407,124
Cboe Global Markets, Inc.	37,722	4,977,041
FactSet Research Systems, Inc.	12,583	5,585,468
Franklin Resources, Inc.	87,125	2,743,566
Interactive Brokers Group, Inc., Class A	21,651	1,533,973
Invesco, Ltd.	158,409	4,025,173
Janus Henderson Group PLC	27,326	1,270,659
Jefferies Financial Group, Inc.	95,122	4,090,246
LPL Financial Holdings, Inc.	27,832	4,565,005
MarketAxess Holdings, Inc.	11,405	4,660,881
Morningstar, Inc.	7,815	2,475,401
Nasdaq, Inc.	33,690	7,070,520
Northern Trust Corp.	51,069	6,283,530
Raymond James Financial, Inc.	54,853	5,407,957
SEI Investments Company	52,746	3,325,108
State Street Corp.	61,838	6,094,135
Stifel Financial Corp.	37,145	2,706,756
Tradeweb Markets, Inc., Class A	13,010	1,159,191
Consumer finance – 0.8%
Ally Financial, Inc.	154,173	7,360,219
Credit Acceptance Corp. (A)	4,097	2,450,866
OneMain Holdings, Inc.	40,133	2,119,424
Synchrony Financial	156,543	7,271,422
Upstart Holdings, Inc. (A)	2,815	906,543
Diversified financial services – 0.4%
Equitable Holdings, Inc.	187,760	6,289,960
Voya Financial, Inc.	65,441	4,565,819
Insurance – 4.4%
Alleghany Corp. (A)	4,692	3,056,275
American Financial Group, Inc.	33,169	4,512,311
Arch Capital Group, Ltd. (A)	90,021	3,764,678
Arthur J. Gallagher & Company	49,234	8,255,065
Assurant, Inc.	24,084	3,884,990
Athene Holding, Ltd., Class A (A)	71,309	6,204,596
Brown & Brown, Inc.	79,344	5,007,400
Cincinnati Financial Corp.	38,418	4,665,482
CNA Financial Corp.	9,227	413,923
Erie Indemnity Company, Class A	8,626	1,775,317
Everest Re Group, Ltd.	14,977	3,916,486
Fidelity National Financial, Inc.	122,146	5,852,015
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
First American Financial Corp.	52,778	$3,860,183
Globe Life, Inc.	41,302	3,676,704
Lincoln National Corp.	62,790	4,530,299
Loews Corp.	83,730	4,694,741
Markel Corp. (A)	3,229	4,240,097
Old Republic International Corp.	129,384	3,341,989
Primerica, Inc.	16,580	2,789,419
Principal Financial Group, Inc.	79,864	5,358,076
Reinsurance Group of America, Inc.	31,233	3,687,993
RenaissanceRe Holdings, Ltd.	17,246	2,445,483
The Hartford Financial Services Group, Inc.	120,323	8,775,156
W.R. Berkley Corp.	49,781	3,962,568
Willis Towers Watson PLC	27,142	6,575,964
Thrifts and mortgage finance – 0.1%
New York Community Bancorp, Inc.	188,332	2,340,967
Health care – 12.3%		304,817,670
Biotechnology – 2.2%
Acceleron Pharma, Inc. (A)	14,939	2,602,075
Alnylam Pharmaceuticals, Inc. (A)	20,994	3,349,803
Arrowhead Pharmaceuticals, Inc. (A)	21,207	1,353,431
Beam Therapeutics, Inc. (A)	4,647	412,514
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,541	788,595
BioMarin Pharmaceutical, Inc. (A)	53,072	4,204,895
Bridgebio Pharma, Inc. (A)	19,935	984,390
CRISPR Therapeutics AG (A)	17,985	1,642,570
Denali Therapeutics, Inc. (A)	20,030	968,451
Exact Sciences Corp. (A)	31,039	2,955,534
Exelixis, Inc. (A)	147,965	3,182,727
Fate Therapeutics, Inc. (A)	14,643	787,793
Halozyme Therapeutics, Inc. (A)	29,735	1,132,011
Horizon Therapeutics PLC (A)	73,744	8,842,643
Incyte Corp. (A)	27,608	1,849,184
Intellia Therapeutics, Inc. (A)	6,309	838,971
Invitae Corp. (A)(B)	32,723	867,160
Mirati Therapeutics, Inc. (A)	8,037	1,519,154
Natera, Inc. (A)	15,410	1,765,524
Neurocrine Biosciences, Inc. (A)	31,202	3,289,003
Novavax, Inc. (A)	8,556	1,273,389
Sarepta Therapeutics, Inc. (A)	12,580	995,455
Seagen, Inc. (A)	17,421	3,071,845
Ultragenyx Pharmaceutical, Inc. (A)	15,006	1,259,304
United Therapeutics Corp. (A)	20,421	3,895,510
Vir Biotechnology, Inc. (A)	15,594	588,362
Health care equipment and supplies – 3.3%
ABIOMED, Inc. (A)	10,020	3,327,041
Dentsply Sirona, Inc.	98,701	5,646,684
Envista Holdings Corp. (A)	57,008	2,229,013
Globus Medical, Inc., Class A (A)	33,229	2,564,282
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Hill-Rom Holdings, Inc.	39,028	$6,045,437
Hologic, Inc. (A)	93,774	6,874,572
Insulet Corp. (A)	12,138	3,763,023
Integra LifeSciences Holdings Corp. (A)	28,762	1,911,523
Masimo Corp. (A)	18,576	5,267,039
Novocure, Ltd. (A)	18,005	1,846,773
Penumbra, Inc. (A)	9,321	2,577,723
ResMed, Inc.	37,738	9,921,698
Shockwave Medical, Inc. (A)	3,165	676,361
STAAR Surgical Company (A)	5,431	643,356
STERIS PLC	28,457	6,651,539
Tandem Diabetes Care, Inc. (A)	13,189	1,798,056
Teleflex, Inc.	13,089	4,671,988
The Cooper Companies, Inc.	14,682	6,121,219
West Pharmaceutical Services, Inc.	19,325	8,307,431
Health care providers and services – 2.6%
agilon health, Inc. (A)	5,612	137,494
Amedisys, Inc. (A)	11,893	2,013,961
AmerisourceBergen Corp.	36,565	4,461,661
Cardinal Health, Inc.	117,502	5,617,771
Chemed Corp.	6,438	3,104,726
DaVita, Inc. (A)	41,917	4,327,511
Encompass Health Corp.	54,567	3,468,279
Guardant Health, Inc. (A)	18,167	2,121,724
Henry Schein, Inc. (A)	69,362	5,295,789
Laboratory Corp. of America Holdings (A)	35,097	10,073,541
LHC Group, Inc. (A)	9,191	1,237,017
Molina Healthcare, Inc. (A)	32,411	9,584,581
Oak Street Health, Inc. (A)(B)	3,798	179,380
Quest Diagnostics, Inc.	51,735	7,593,663
Tenet Healthcare Corp. (A)	18,281	1,310,016
Universal Health Services, Inc., Class B	41,273	5,121,979
Health care technology – 0.6%
Cerner Corp.	93,508	6,946,709
Change Healthcare, Inc. (A)	110,188	2,372,348
Doximity, Inc., Class A (A)	3,105	215,735
Inovalon Holdings, Inc., Class A (A)	16,148	658,677
Inspire Medical Systems, Inc. (A)	3,677	991,246
Omnicell, Inc. (A)	8,073	1,438,205
Teladoc Health, Inc. (A)	17,018	2,545,723
Life sciences tools and services – 2.8%
10X Genomics, Inc., Class A (A)	8,863	1,429,336
Avantor, Inc. (A)	122,360	4,940,897
Bio-Rad Laboratories, Inc., Class A (A)	7,435	5,908,446
Bio-Techne Corp.	12,117	6,345,067
Bruker Corp.	48,406	3,887,002
Charles River Laboratories International, Inc. (A)	16,769	7,523,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Maravai LifeSciences Holdings, Inc., Class A (A)	15,527	$656,637
Medpace Holdings, Inc. (A)	12,007	2,720,186
Mettler-Toledo International, Inc. (A)	6,432	9,525,020
NeoGenomics, Inc. (A)	33,083	1,521,818
Pacific Biosciences of California, Inc. (A)	25,694	680,377
PerkinElmer, Inc.	41,525	7,345,357
PPD, Inc. (A)	24,924	1,175,665
Repligen Corp. (A)	15,253	4,430,997
Sotera Health Company (A)	25,694	634,642
Syneos Health, Inc. (A)	44,201	4,125,721
Waters Corp. (A)	15,243	5,602,565
Pharmaceuticals – 0.8%
Catalent, Inc. (A)	62,190	8,573,513
Elanco Animal Health, Inc. (A)	114,318	3,758,776
Jazz Pharmaceuticals PLC (A)	29,600	3,937,984
Organon & Company	34,303	1,260,635
Viatris, Inc.	206,017	2,750,327
Industrials – 16.0%		398,342,166
Aerospace and defense – 0.8%
Axon Enterprise, Inc. (A)	12,489	2,247,520
HEICO Corp.	9,056	1,262,316
HEICO Corp., Class A	14,494	1,821,606
Howmet Aerospace, Inc.	136,310	4,047,044
Huntington Ingalls Industries, Inc.	17,132	3,473,170
Textron, Inc.	85,475	6,312,329
Virgin Galactic Holdings, Inc. (A)	27,565	516,844
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	48,673	4,720,794
Expeditors International of Washington, Inc.	53,143	6,550,406
GXO Logistics, Inc. (A)	44,562	3,957,106
Airlines – 0.1%
Alaska Air Group, Inc. (A)	16,663	879,806
American Airlines Group, Inc. (A)	42,649	818,861
Delta Air Lines, Inc. (A)	9,205	360,192
Southwest Airlines Company (A)	13,687	647,121
United Airlines Holdings, Inc. (A)	25,337	1,169,049
Building products – 1.8%
A.O. Smith Corp.	51,789	3,784,222
Advanced Drainage Systems, Inc.	14,708	1,659,062
Allegion PLC	36,155	4,638,687
Builders FirstSource, Inc. (A)	75,165	4,379,865
Carlisle Companies, Inc.	25,462	5,675,989
Fortune Brands Home & Security, Inc.	66,196	6,712,274
Lennox International, Inc.	10,196	3,051,459
Masco Corp.	80,666	5,287,656
Owens Corning	53,612	5,007,897
The AZEK Company, Inc. (A)	18,695	685,920
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Trex Company, Inc. (A)	36,143	$3,845,615
Zurn Water Solutions Corp.	22,153	803,711
Commercial services and supplies – 1.2%
ADT, Inc.	82,345	687,581
Copart, Inc. (A)	56,542	8,780,407
IAA, Inc. (A)	45,074	2,688,664
MSA Safety, Inc.	11,327	1,733,371
Republic Services, Inc.	67,340	9,063,964
Rollins, Inc.	60,714	2,138,954
Stericycle, Inc. (A)	31,667	2,119,156
Tetra Tech, Inc.	15,723	2,761,902
Construction and engineering – 0.8%
AECOM (A)	55,102	3,767,324
EMCOR Group, Inc.	23,009	2,795,363
MasTec, Inc. (A)	23,080	2,057,120
Quanta Services, Inc.	71,128	8,626,404
WillScot Mobile Mini Holdings Corp. (A)	59,065	2,052,509
Electrical equipment – 1.9%
Acuity Brands, Inc.	6,689	1,374,121
AMETEK, Inc.	62,796	8,314,190
Generac Holdings, Inc. (A)	16,170	8,061,715
Hubbell, Inc.	27,809	5,544,280
Plug Power, Inc. (A)	132,025	5,052,597
Regal Rexnord Corp.	9,745	1,484,456
Rockwell Automation, Inc.	32,098	10,252,101
Sensata Technologies Holding PLC (A)	88,400	4,870,840
Sunrun, Inc. (A)	47,145	2,719,324
Machinery – 4.0%
AGCO Corp.	32,376	3,956,671
Chart Industries, Inc. (A)	4,894	868,783
Colfax Corp. (A)	24,412	1,260,147
Donaldson Company, Inc.	57,467	3,448,595
Dover Corp.	46,544	7,869,660
Fortive Corp.	53,907	4,081,299
Graco, Inc.	61,325	4,610,414
IDEX Corp.	19,130	4,257,764
Ingersoll Rand, Inc. (A)	80,073	4,304,724
ITT, Inc.	35,834	3,370,904
Lincoln Electric Holdings, Inc.	24,289	3,458,754
Nordson Corp.	19,940	5,068,947
Oshkosh Corp.	32,918	3,522,226
Parker-Hannifin Corp.	35,293	10,467,551
Pentair PLC	63,367	4,687,257
Snap-on, Inc.	23,987	4,874,878
Stanley Black & Decker, Inc.	39,690	7,133,484
The Middleby Corp. (A)	23,702	4,324,193
The Toro Company	41,995	4,009,263
Wabtec Corp.	54,938	4,984,525
Woodward, Inc.	22,447	2,535,389
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	42,637	$5,567,966
Professional services – 2.0%
Booz Allen Hamilton Holding Corp.	42,935	3,729,334
CACI International, Inc., Class A (A)	9,057	2,605,155
Clarivate PLC (A)	42,108	987,433
Dun & Bradstreet Holdings, Inc. (A)	44,852	845,012
Equifax, Inc.	24,718	6,857,515
Jacobs Engineering Group, Inc.	37,815	5,309,982
Leidos Holdings, Inc.	51,947	5,193,661
ManpowerGroup, Inc.	11,108	1,073,588
Nielsen Holdings PLC	169,252	3,427,353
Robert Half International, Inc.	52,865	5,977,446
TransUnion	40,164	4,630,508
TriNet Group, Inc. (A)	15,474	1,566,743
Verisk Analytics, Inc.	33,374	7,017,551
Road and rail – 1.5%
AMERCO	4,611	3,398,261
J.B. Hunt Transport Services, Inc.	26,530	5,231,451
Kansas City Southern	20,087	6,231,992
Knight-Swift Transportation Holdings, Inc.	57,558	3,262,963
Landstar System, Inc.	15,423	2,711,518
Lyft, Inc., Class A (A)	31,773	1,457,428
Old Dominion Freight Line, Inc.	26,865	9,170,368
Saia, Inc. (A)	5,683	1,776,733
TuSimple Holdings, Inc., Class A (A)	4,316	168,842
XPO Logistics, Inc. (A)	47,014	4,033,801
Trading companies and distributors – 1.3%
Fastenal Company	141,637	8,084,640
SiteOne Landscape Supply, Inc. (A)	14,398	3,382,954
United Rentals, Inc. (A)	28,403	10,767,861
W.W. Grainger, Inc.	13,887	6,431,209
Watsco, Inc.	10,652	3,084,606
Information technology – 18.5%		458,474,457
Communications equipment – 1.3%
Arista Networks, Inc. (A)	16,347	6,697,202
Ciena Corp. (A)	82,084	4,456,340
F5 Networks, Inc. (A)	29,271	6,180,572
Juniper Networks, Inc.	143,196	4,227,146
Lumentum Holdings, Inc. (A)	34,730	2,868,003
Motorola Solutions, Inc.	34,400	8,551,496
Ubiquiti, Inc.	1,664	508,402
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	43,186	4,998,780
CDW Corp.	41,159	7,682,327
Cognex Corp.	59,712	5,230,174
Coherent, Inc. (A)	6,284	1,598,650
Corning, Inc.	123,011	4,375,501
Flex, Ltd. (A)	304,544	5,146,794
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
II-VI, Inc. (A)	50,593	$3,061,382
IPG Photonics Corp. (A)	13,862	2,204,197
Jabil, Inc.	93,720	5,619,451
Keysight Technologies, Inc. (A)	55,234	9,943,225
Littelfuse, Inc.	11,551	3,402,347
SYNNEX Corp.	10,182	1,069,110
Teledyne Technologies, Inc. (A)	13,051	5,862,770
Trimble, Inc. (A)	81,743	7,141,886
Zebra Technologies Corp., Class A (A)	15,871	8,474,320
IT services – 3.5%
Affirm Holdings, Inc. (A)	7,258	1,179,425
Akamai Technologies, Inc. (A)	60,640	6,395,094
Amdocs, Ltd.	67,072	5,220,884
Broadridge Financial Solutions, Inc.	35,176	6,275,750
Cloudflare, Inc., Class A (A)	28,132	5,477,863
Concentrix Corp.	25,881	4,598,536
DigitalOcean Holdings, Inc. (A)	2,337	228,068
DXC Technology Company (A)	96,306	3,136,686
EPAM Systems, Inc. (A)	14,741	9,924,231
Euronet Worldwide, Inc. (A)	17,855	2,003,152
FleetCor Technologies, Inc. (A)	19,201	4,750,519
Gartner, Inc. (A)	23,749	7,882,531
Genpact, Ltd.	80,015	3,948,740
Globant SA (A)	5,400	1,723,626
GoDaddy, Inc., Class A (A)	44,103	3,050,605
Jack Henry & Associates, Inc.	23,483	3,909,450
MongoDB, Inc. (A)	7,623	3,973,794
Okta, Inc. (A)	12,816	3,167,859
Shift4 Payments, Inc., Class A (A)	7,025	443,488
The Western Union Company	142,197	2,590,829
VeriSign, Inc. (A)	21,119	4,702,568
WEX, Inc. (A)	15,571	2,330,979
Semiconductors and semiconductor equipment – 3.7%
Amkor Technology, Inc.	46,336	1,015,685
Brooks Automation, Inc.	24,885	2,897,858
Enphase Energy, Inc. (A)	29,670	6,872,462
Entegris, Inc.	53,425	7,521,172
First Solar, Inc. (A)	42,531	5,086,282
Lattice Semiconductor Corp. (A)	37,700	2,617,888
MKS Instruments, Inc.	29,006	4,352,350
Monolithic Power Systems, Inc.	12,245	6,434,258
ON Semiconductor Corp. (A)	171,093	8,224,441
Power Integrations, Inc.	12,506	1,290,744
Qorvo, Inc. (A)	46,481	7,819,499
Silicon Laboratories, Inc. (A)	15,945	3,009,778
Skyworks Solutions, Inc.	54,113	9,043,906
SolarEdge Technologies, Inc. (A)	15,584	5,527,333
Synaptics, Inc. (A)	9,434	1,835,573
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	69,147	$9,558,881
Universal Display Corp.	16,882	3,092,782
Wolfspeed, Inc. (A)	42,768	5,136,864
Software – 5.9%
Anaplan, Inc. (A)	24,112	1,572,344
ANSYS, Inc. (A)	24,798	9,412,825
Appian Corp. (A)(B)	8,015	796,771
Asana, Inc., Class A (A)	6,630	900,354
Aspen Technology, Inc. (A)	28,150	4,410,824
Avalara, Inc. (A)	22,832	4,101,540
Bentley Systems, Inc., Class B	19,013	1,124,619
Bill.com Holdings, Inc. (A)	17,114	5,036,821
Black Knight, Inc. (A)	40,293	2,824,942
Blackline, Inc. (A)	12,912	1,638,145
Ceridian HCM Holding, Inc. (A)	42,277	5,295,194
Citrix Systems, Inc.	30,271	2,867,572
Consensus Cloud Solutions, Inc. (A)	4,273	270,609
Coupa Software, Inc. (A)	10,725	2,442,083
Dolby Laboratories, Inc., Class A	30,967	2,735,934
Dropbox, Inc., Class A (A)	120,078	3,661,178
Duck Creek Technologies, Inc. (A)	6,290	198,135
Dynatrace, Inc. (A)	26,507	1,988,025
Elastic NV (A)	13,837	2,400,858
Everbridge, Inc. (A)	5,698	907,748
Fair Isaac Corp. (A)	9,696	3,860,947
Five9, Inc. (A)	14,621	2,310,264
Guidewire Software, Inc. (A)	31,272	3,931,829
HubSpot, Inc. (A)	8,651	7,009,300
Manhattan Associates, Inc. (A)	21,988	3,991,702
McAfee Corp., Class A	10,309	220,303
MicroStrategy, Inc., Class A (A)(B)	1,750	1,251,355
NCino, Inc. (A)	9,880	717,881
NortonLifeLock, Inc.	145,023	3,690,835
Nuance Communications, Inc. (A)	92,761	5,106,493
Nutanix, Inc., Class A (A)	37,420	1,283,880
Palo Alto Networks, Inc. (A)	13,391	6,817,224
Paycom Software, Inc. (A)	12,560	6,880,996
Paylocity Holding Corp. (A)	13,551	4,134,952
Pegasystems, Inc.	9,404	1,116,443
PTC, Inc. (A)	38,556	4,910,107
Qualtrics International, Inc., Class A (A)	9,478	439,021
Rapid7, Inc. (A)	5,147	662,676
RingCentral, Inc., Class A (A)	10,666	2,600,157
SentinelOne, Inc., Class A (A)	2,220	147,408
Smartsheet, Inc., Class A (A)	27,210	1,877,762
Splunk, Inc. (A)	17,556	2,893,580
Sprout Social, Inc., Class A (A)	3,287	419,684
SS&C Technologies Holdings, Inc.	75,107	5,968,753
The Trade Desk, Inc., Class A (A)	70,860	5,308,123
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Tyler Technologies, Inc. (A)	11,597	$6,299,722
Varonis Systems, Inc. (A)	18,946	1,226,564
Workiva, Inc. (A)	3,673	549,297
Zendesk, Inc. (A)	21,936	2,233,085
Zscaler, Inc. (A)	11,124	3,546,999
Technology hardware, storage and peripherals – 1.0%
Hewlett Packard Enterprise Company	354,408	5,192,077
NetApp, Inc.	77,970	6,962,721
Pure Storage, Inc., Class A (A)	69,347	1,862,660
Seagate Technology Holdings PLC	66,382	5,912,645
Western Digital Corp. (A)	95,582	4,997,983
Materials – 6.4%		159,063,671
Chemicals – 2.4%
Albemarle Corp.	24,810	6,214,161
Axalta Coating Systems, Ltd. (A)	90,958	2,836,980
Celanese Corp.	33,971	5,486,656
CF Industries Holdings, Inc.	94,452	5,364,874
Corteva, Inc.	111,098	4,793,879
Eastman Chemical Company	47,026	4,892,115
FMC Corp.	43,440	3,953,474
Huntsman Corp.	98,160	3,198,053
International Flavors & Fragrances, Inc.	20,245	2,985,125
LyondellBasell Industries NV, Class A	52,721	4,893,563
Olin Corp.	36,137	2,059,086
RPM International, Inc.	52,800	4,604,160
The Mosaic Company	120,572	5,012,178
The Scotts Miracle-Gro Company	13,565	2,013,860
Westlake Chemical Corp.	15,164	1,476,064
Construction materials – 0.5%
Eagle Materials, Inc.	6,612	980,956
Martin Marietta Materials, Inc.	15,692	6,164,445
Vulcan Materials Company	33,298	6,330,616
Containers and packaging – 2.3%
Amcor PLC	388,139	4,684,838
AptarGroup, Inc.	27,696	3,345,123
Ardagh Metal Packaging SA (A)	9,227	90,886
Avery Dennison Corp.	26,274	5,720,375
Ball Corp.	80,433	7,358,011
Berry Global Group, Inc. (A)	73,135	4,793,268
Crown Holdings, Inc.	48,792	5,073,880
Graphic Packaging Holding Company	83,994	1,674,000
International Paper Company	114,026	5,663,671
Packaging Corp. of America	42,216	5,799,212
Sealed Air Corp.	62,674	3,717,822
Sonoco Products Company	57,040	3,305,468
Westrock Company	104,698	5,035,974
Metals and mining – 1.2%
Alcoa Corp.	45,184	2,076,205
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)(B)	154,092	$3,715,158
Nucor Corp.	83,977	9,376,032
Reliance Steel & Aluminum Company	31,757	4,641,603
Royal Gold, Inc.	18,347	1,816,720
Steel Dynamics, Inc.	98,962	6,539,409
U.S. Steel Corp.	41,131	1,085,447
Paper and forest products – 0.0%
Sylvamo Corp. (A)	10,310	290,324
Real estate – 5.8%		143,566,368
Equity real estate investment trusts – 5.2%
Alexandria Real Estate Equities, Inc.	21,346	4,357,572
American Campus Communities, Inc.	35,752	1,920,597
American Homes 4 Rent, Class A	71,298	2,894,699
Americold Realty Trust	49,408	1,456,054
Apartment Income REIT Corp.	38,685	2,073,903
Boston Properties, Inc.	13,485	1,532,435
Brixmor Property Group, Inc.	64,853	1,520,154
Camden Property Trust	25,414	4,145,023
CoreSite Realty Corp.	10,814	1,540,562
CubeSmart	51,676	2,842,697
CyrusOne, Inc.	29,669	2,433,451
Douglas Emmett, Inc.	43,066	1,407,397
Duke Realty Corp.	83,235	4,681,136
EastGroup Properties, Inc.	9,769	1,932,113
Equity LifeStyle Properties, Inc.	41,030	3,467,445
Essex Property Trust, Inc.	10,370	3,525,074
Extra Space Storage, Inc.	26,478	5,225,963
Federal Realty Investment Trust	19,796	2,382,449
First Industrial Realty Trust, Inc.	31,664	1,843,795
Gaming and Leisure Properties, Inc.	57,537	2,789,969
Healthcare Trust of America, Inc., Class A	56,252	1,878,254
Healthpeak Properties, Inc.	82,875	2,942,891
Host Hotels & Resorts, Inc. (A)	172,208	2,898,261
Invitation Homes, Inc.	88,284	3,641,715
Iron Mountain, Inc.	74,355	3,393,562
Kilroy Realty Corp.	29,546	1,990,809
Kimco Realty Corp.	131,226	2,965,708
Lamar Advertising Company, Class A	26,857	3,040,212
Life Storage, Inc.	19,394	2,595,111
Medical Properties Trust, Inc.	147,108	3,137,814
MGM Growth Properties LLC, Class A	37,045	1,458,832
Mid-America Apartment Communities, Inc.	19,285	3,938,190
National Retail Properties, Inc.	45,018	2,042,016
National Storage Affiliates Trust	10,416	650,583
Omega Healthcare Investors, Inc.	60,772	1,784,266
Realty Income Corp.	58,092	4,149,512
Regency Centers Corp.	42,313	2,979,258
Rexford Industrial Realty, Inc.	32,476	2,182,387
STAG Industrial, Inc.	20,641	898,503
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
STORE Capital Corp.	61,554	$2,113,149
Sun Communities, Inc.	18,692	3,663,258
UDR, Inc.	60,349	3,351,180
Ventas, Inc.	49,586	2,646,405
VEREIT, Inc.	58,534	2,944,260
VICI Properties, Inc.	83,220	2,442,507
Vornado Realty Trust	36,290	1,547,043
Weyerhaeuser Company	137,695	4,918,465
WP Carey, Inc.	37,645	2,902,806
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (A)	80,198	8,347,008
eXp World Holdings, Inc.	16,578	855,425
Jones Lang LaSalle, Inc. (A)	20,503	5,294,490
Utilities – 4.3%		106,118,728
Electric utilities – 1.8%
Alliant Energy Corp.	70,613	3,994,577
Avangrid, Inc.	12,141	639,831
Edison International	74,055	4,660,281
Entergy Corp.	53,603	5,522,181
Evergy, Inc.	90,974	5,799,593
Eversource Energy	66,942	5,683,376
FirstEnergy Corp.	134,158	5,169,108
NRG Energy, Inc.	84,685	3,378,085
OGE Energy Corp.	86,762	2,955,981
Pinnacle West Capital Corp.	43,540	2,807,895
PPL Corp.	149,782	4,313,722
Gas utilities – 0.3%
Atmos Energy Corp.	35,436	3,264,364
UGI Corp.	91,162	3,957,342
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	32,774	1,357,171
Clearway Energy, Inc., Class A	5,806	191,540
Clearway Energy, Inc., Class C	14,803	525,210
The AES Corp.	220,898	5,551,167
Vistra Corp.	138,992	2,722,853
Multi-utilities – 1.4%
Ameren Corp.	69,858	5,888,331
CenterPoint Energy, Inc.	238,185	6,202,337
CMS Energy Corp.	78,077	4,711,947
DTE Energy Company	48,514	5,499,062
MDU Resources Group, Inc.	91,927	2,824,917
NiSource, Inc.	141,249	3,484,613
WEC Energy Group, Inc.	56,795	5,114,958
Water utilities – 0.4%
American Water Works Company, Inc.	41,543	7,235,960
Essential Utilities, Inc.	56,561	2,662,326
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$7,987,330
(Cost $7,987,467)
Short-term funds – 0.3%		7,987,330
John Hancock Collateral Trust, 0.0370% (C)(D)	596,573	$5,969,075

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,018,255	2,018,255
Total investments (Multifactor Mid Cap ETF) (Cost $1,852,741,597) 100.3%		$2,490,650,894
Other assets and liabilities, net (0.3%)		(6,294,072)
Total net assets 100.0%		$2,484,356,822

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$443,448,315
(Cost $360,204,995)
Communication services – 2.2%		9,691,270
Diversified telecommunication services – 0.3%
Iridium Communications, Inc. (A)	32,853	1,332,189
Entertainment – 0.4%
Madison Square Garden Sports Corp. (A)	5,595	1,060,308
World Wrestling Entertainment, Inc., Class A	13,734	839,010
Interactive media and services – 0.9%
Angi, Inc. (A)	10,453	130,976
FuboTV, Inc. (A)(B)	15,774	470,223
TripAdvisor, Inc. (A)	26,592	876,738
Vimeo, Inc. (A)	18,328	618,203
Ziff Davis, Inc. (A)	12,807	1,642,754
Media – 0.6%
iHeartMedia, Inc., Class A (A)	14,287	276,882
Nexstar Media Group, Inc., Class A	11,179	1,676,067
TEGNA, Inc.	39,060	767,920
Consumer discretionary – 14.9%		66,227,493
Auto components – 0.9%
Adient PLC (A)	16,705	695,262
Fox Factory Holding Corp. (A)	11,697	1,882,632
The Goodyear Tire & Rubber Company (A)	46,553	890,093
Veoneer, Inc. (A)(B)	13,858	487,802
Automobiles – 0.6%
Harley-Davidson, Inc.	43,251	1,578,229
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles (continued)
Thor Industries, Inc.	12,591	$1,283,778
Diversified consumer services – 0.9%
Coursera, Inc. (A)	8,422	294,012
frontdoor, Inc. (A)	23,472	875,036
Grand Canyon Education, Inc. (A)	13,572	1,081,688
H&R Block, Inc.	31,055	716,439
Terminix Global Holdings, Inc. (A)	21,777	881,533
Hotels, restaurants and leisure – 4.0%
Boyd Gaming Corp. (A)	22,458	1,432,371
Choice Hotels International, Inc.	8,462	1,189,926
Hilton Grand Vacations, Inc. (A)	15,594	784,066
International Game Technology PLC (A)	18,396	542,498
Marriott Vacations Worldwide Corp.	9,726	1,529,122
Papa John’s International, Inc.	4,288	532,055
Planet Fitness, Inc., Class A (A)	12,636	1,005,194
Red Rock Resorts, Inc., Class A (A)	11,098	603,842
Scientific Games Corp. (A)	16,124	1,290,726
SeaWorld Entertainment, Inc. (A)	8,915	566,103
Shake Shack, Inc., Class A (A)	6,630	458,597
Six Flags Entertainment Corp. (A)	13,090	538,392
Texas Roadhouse, Inc.	17,702	1,572,115
The Wendy’s Company	55,650	1,240,995
Travel + Leisure Company	14,935	811,568
Wingstop, Inc.	8,513	1,468,237
Wyndham Hotels & Resorts, Inc.	25,447	2,149,508
Household durables – 2.0%
Helen of Troy, Ltd. (A)	6,407	1,441,255
Installed Building Products, Inc.	3,140	398,937
KB Home	24,231	972,875
Leggett & Platt, Inc.	34,001	1,592,947
LGI Homes, Inc. (A)	2,859	426,849
MDC Holdings, Inc.	9,728	476,477
Sonos, Inc. (A)	21,393	697,840
Toll Brothers, Inc.	13,426	807,842
TopBuild Corp. (A)	8,790	2,258,766
Internet and direct marketing retail – 0.6%
ContextLogic, Inc., Class A (A)(B)	54,898	279,980
Magnite, Inc. (A)	20,963	566,630
Qurate Retail, Inc., Series A	115,770	1,208,639
Revolve Group, Inc. (A)	4,738	355,540
Shutterstock, Inc.	3,149	381,501
Leisure products – 1.2%
Acushnet Holdings Corp.	4,622	235,445
Brunswick Corp.	20,091	1,870,271
Hayward Holdings, Inc. (A)	6,111	141,714
Mattel, Inc. (A)	93,237	2,033,499
Polaris, Inc.	7,752	891,092
Multiline retail – 0.6%
Dillard’s, Inc., Class A	660	152,552
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail (continued)
Macy’s, Inc.	55,243	$1,462,282
Nordstrom, Inc. (A)	19,839	569,974
Ollie’s Bargain Outlet Holdings, Inc. (A)	6,629	448,518
Specialty retail – 2.6%
Academy Sports & Outdoors, Inc. (A)	9,596	410,517
American Eagle Outfitters, Inc.	29,593	702,538
Asbury Automotive Group, Inc. (A)	2,638	516,283
AutoNation, Inc. (A)	16,405	1,986,974
Camping World Holdings, Inc., Class A	5,480	204,130
Foot Locker, Inc.	28,278	1,348,012
Leslie’s, Inc. (A)	15,669	324,035
Murphy USA, Inc.	7,476	1,218,214
National Vision Holdings, Inc. (A)	23,385	1,441,451
Penske Automotive Group, Inc.	9,372	993,901
Petco Health & Wellness Company, Inc. (A)	10,402	257,241
Rent-A-Center, Inc.	10,341	550,762
Signet Jewelers, Ltd.	6,331	564,599
Victoria’s Secret & Company (A)	12,664	639,152
Vroom, Inc. (A)	16,318	312,163
Textiles, apparel and luxury goods – 1.5%
Carter’s, Inc.	12,201	1,202,043
Columbia Sportswear Company	4,810	499,470
Hanesbrands, Inc.	88,028	1,499,997
PVH Corp. (A)	16,451	1,798,588
Skechers USA, Inc., Class A (A)	36,879	1,704,179
Consumer staples – 3.0%		13,496,944
Beverages – 0.3%
Celsius Holdings, Inc. (A)	6,131	591,764
Coca-Cola Consolidated, Inc.	625	250,875
National Beverage Corp.	6,647	374,891
Food and staples retailing – 0.6%
BJ’s Wholesale Club Holdings, Inc. (A)	16,260	950,234
Performance Food Group Company (A)	36,330	1,643,206
Food products – 1.8%
Flowers Foods, Inc.	43,424	1,074,744
Freshpet, Inc. (A)	11,631	1,813,389
Ingredion, Inc.	11,527	1,097,716
Lancaster Colony Corp.	5,761	979,370
Pilgrim’s Pride Corp. (A)	7,987	224,914
Post Holdings, Inc. (A)	10,335	1,048,796
Sanderson Farms, Inc.	3,556	673,684
Seaboard Corp.	79	304,152
The Hain Celestial Group, Inc. (A)	22,987	1,031,427
Household products – 0.0%
Reynolds Consumer Products, Inc.	7,201	194,283
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	5,262	141,127
Coty, Inc., Class A (A)	34,636	293,713
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products (continued)
Herbalife Nutrition, Ltd. (A)	17,428	$808,659
Energy – 3.1%		13,960,814
Energy equipment and services – 0.4%
ChampionX Corp. (A)	35,050	919,362
NOV, Inc. (A)	66,878	937,630
Oil, gas and consumable fuels – 2.7%
Antero Midstream Corp.	92,745	986,807
Antero Resources Corp. (A)	33,233	660,340
APA Corp.	9,931	260,292
Chesapeake Energy Corp.	12,645	805,992
Coterra Energy, Inc.	72,886	1,553,930
DT Midstream, Inc.	12,967	621,897
EQT Corp. (A)	76,987	1,532,811
Equitrans Midstream Corp.	118,938	1,226,251
HollyFrontier Corp.	27,134	917,129
Magnolia Oil & Gas Corp., Class A	18,999	396,699
Ovintiv, Inc.	42,719	1,602,817
PDC Energy, Inc.	16,471	861,598
Range Resources Corp. (A)	29,042	677,259
Financials – 16.6%		73,825,566
Banks – 7.1%
Bank OZK	32,621	1,457,180
BankUnited, Inc.	16,121	653,868
BOK Financial Corp.	8,649	875,019
CIT Group, Inc.	17,142	849,043
Community Bank System, Inc.	14,664	1,050,969
Cullen/Frost Bankers, Inc.	15,689	2,031,726
Eastern Bankshares, Inc.	23,344	484,855
First Financial Bankshares, Inc.	37,743	1,914,325
First Hawaiian, Inc.	22,928	632,584
FNB Corp.	56,146	654,101
Glacier Bancorp, Inc.	25,082	1,386,784
Hancock Whitney Corp.	11,572	572,583
Home BancShares, Inc.	26,590	631,778
Pacific Premier Bancorp, Inc.	16,387	688,090
PacWest Bancorp	20,387	967,771
People’s United Financial, Inc.	62,410	1,069,707
Pinnacle Financial Partners, Inc.	20,178	1,948,589
Popular, Inc.	22,483	1,831,016
Prosperity Bancshares, Inc.	13,298	1,001,472
ServisFirst Bancshares, Inc.	6,458	518,642
SouthState Corp.	19,200	1,499,328
Sterling Bancorp	33,995	865,173
Synovus Financial Corp.	36,965	1,722,199
UMB Financial Corp.	7,900	780,678
Umpqua Holdings Corp.	38,147	780,106
United Bankshares, Inc.	35,697	1,320,432
Valley National Bancorp	106,170	1,407,814
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	15,958	$893,010
Wintrust Financial Corp.	10,216	904,116
Capital markets – 3.6%
Affiliated Managers Group, Inc.	10,952	1,838,622
Artisan Partners Asset Management, Inc., Class A	19,278	955,032
Cohen & Steers, Inc.	6,718	637,471
Evercore, Inc., Class A	6,170	936,853
Hamilton Lane, Inc., Class A	8,801	919,793
Houlihan Lokey, Inc.	14,625	1,639,170
Interactive Brokers Group, Inc., Class A	21,035	1,490,330
Janus Henderson Group PLC	43,632	2,028,888
Lazard, Ltd., Class A	30,147	1,476,902
Moelis & Company, Class A	10,286	748,204
Open Lending Corp., Class A (A)	12,793	403,235
StepStone Group, Inc., Class A	5,197	244,155
Stifel Financial Corp.	26,783	1,951,677
Virtu Financial, Inc., Class A	23,219	577,689
Consumer finance – 0.7%
Navient Corp.	22,092	435,212
OneMain Holdings, Inc.	18,577	981,051
SLM Corp.	87,293	1,601,827
Insurance – 3.5%
Assured Guaranty, Ltd.	9,578	532,345
Axis Capital Holdings, Ltd.	23,645	1,231,195
Brighthouse Financial, Inc. (A)	14,677	737,226
BRP Group, Inc., Class A (A)	5,447	198,816
Enstar Group, Ltd. (A)	3,070	708,495
First American Financial Corp.	13,267	970,348
Goosehead Insurance, Inc., Class A	2,354	339,682
Kemper Corp.	15,321	972,577
Kinsale Capital Group, Inc.	6,604	1,235,939
Old Republic International Corp.	77,250	1,995,368
Primerica, Inc.	11,083	1,864,604
RLI Corp.	11,601	1,256,504
Selective Insurance Group, Inc.	16,125	1,263,716
The Hanover Insurance Group, Inc.	9,851	1,241,226
Unum Group	49,195	1,252,997
Mortgage real estate investment trusts – 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,186	1,400,434
Thrifts and mortgage finance – 1.4%
Essent Group, Ltd.	30,282	1,453,536
MGIC Investment Corp.	93,238	1,506,726
New York Community Bancorp, Inc.	128,027	1,591,376
PennyMac Financial Services, Inc.	4,291	266,299
Radian Group, Inc.	51,827	1,237,110
TFS Financial Corp.	15,929	309,978
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 10.2%		$45,163,458
Biotechnology – 2.7%
Alkermes PLC (A)	22,100	669,409
Allakos, Inc. (A)	8,520	856,942
Apellis Pharmaceuticals, Inc. (A)	10,143	311,796
Arrowhead Pharmaceuticals, Inc. (A)	13,677	872,866
Beam Therapeutics, Inc. (A)	5,102	452,905
Blueprint Medicines Corp. (A)	15,894	1,787,916
CareDx, Inc. (A)	6,549	333,999
Denali Therapeutics, Inc. (A)	10,069	486,836
Editas Medicine, Inc. (A)	7,954	292,071
Exelixis, Inc. (A)	33,778	726,565
Fate Therapeutics, Inc. (A)	10,609	570,764
Halozyme Therapeutics, Inc. (A)	39,167	1,491,088
ImmunityBio, Inc. (A)	10,218	80,007
Iovance Biotherapeutics, Inc. (A)	41,339	1,004,951
Kodiak Sciences, Inc. (A)	5,320	622,919
Sana Biotechnology, Inc. (A)	3,463	71,823
SpringWorks Therapeutics, Inc. (A)	4,090	274,275
Turning Point Therapeutics, Inc. (A)	4,241	176,341
Ultragenyx Pharmaceutical, Inc. (A)	8,288	695,529
Vir Biotechnology, Inc. (A)	10,616	400,542
Health care equipment and supplies – 2.5%
CONMED Corp.	5,098	745,735
Envista Holdings Corp. (A)	42,609	1,666,012
ICU Medical, Inc. (A)	6,081	1,423,745
Inari Medical, Inc. (A)	5,386	487,541
Integra LifeSciences Holdings Corp. (A)	20,806	1,382,767
LivaNova PLC (A)	8,604	660,099
Merit Medical Systems, Inc. (A)	7,147	480,707
Neogen Corp. (A)	31,660	1,339,535
Ortho Clinical Diagnostics Holdings PLC (A)	11,730	231,902
Shockwave Medical, Inc. (A)	227	48,510
STAAR Surgical Company (A)	8,533	1,010,819
Tandem Diabetes Care, Inc. (A)	11,125	1,516,671
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	15,147	939,114
AMN Healthcare Services, Inc. (A)	8,136	803,023
Apollo Medical Holdings, Inc. (A)(B)	4,791	328,806
Chemed Corp.	499	240,643
HealthEquity, Inc. (A)	21,098	1,396,266
LHC Group, Inc. (A)	3,753	505,116
Option Care Health, Inc. (A)	17,359	474,421
Premier, Inc., Class A	36,582	1,424,869
Progyny, Inc. (A)	8,758	538,004
R1 RCM, Inc. (A)	18,193	394,788
Select Medical Holdings Corp.	18,103	601,382
Signify Health, Inc., Class A (A)(B)	3,321	53,368
Surgery Partners, Inc. (A)	4,013	165,095
Tenet Healthcare Corp. (A)	26,848	1,923,928
The Ensign Group, Inc.	15,983	1,246,834
68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology – 1.2%
Certara, Inc. (A)	8,236	$340,229
Change Healthcare, Inc. (A)	68,989	1,485,333
Inovalon Holdings, Inc., Class A (A)	19,721	804,420
Inspire Medical Systems, Inc. (A)	4,619	1,245,190
Omnicell, Inc. (A)	7,485	1,333,453
Life sciences tools and services – 1.0%
Medpace Holdings, Inc. (A)	7,959	1,803,111
NeoGenomics, Inc. (A)	32,040	1,473,840
Pacific Biosciences of California, Inc. (A)	33,646	890,946
Sotera Health Company (A)	13,229	326,756
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	5,204	450,562
Perrigo Company PLC	17,727	800,374
Industrials – 17.7%		78,347,354
Aerospace and defense – 1.1%
BWX Technologies, Inc.	17,240	978,198
Curtiss-Wright Corp.	11,996	1,531,649
Hexcel Corp. (A)	14,372	815,467
Parsons Corp. (A)	6,120	211,997
Spirit AeroSystems Holdings, Inc., Class A	17,624	727,695
Virgin Galactic Holdings, Inc. (A)	22,583	423,431
Airlines – 0.1%
Alaska Air Group, Inc. (A)	4,379	231,211
JetBlue Airways Corp. (A)	24,806	348,028
Building products – 1.5%
Armstrong World Industries, Inc.	14,097	1,489,348
Resideo Technologies, Inc. (A)	24,129	595,021
Simpson Manufacturing Company, Inc.	12,271	1,301,830
The AZEK Company, Inc. (A)	18,903	693,551
UFP Industries, Inc.	17,299	1,415,577
Zurn Water Solutions Corp.	30,373	1,101,932
Commercial services and supplies – 1.8%
ADT, Inc.	24,642	205,761
Casella Waste Systems, Inc., Class A (A)	6,517	565,154
Clean Harbors, Inc. (A)	14,390	1,619,451
Driven Brands Holdings, Inc. (A)	5,437	176,539
IAA, Inc. (A)	19,296	1,151,006
MSA Safety, Inc.	10,360	1,585,391
Stericycle, Inc. (A)	16,080	1,076,074
Tetra Tech, Inc.	1,028	180,578
The Brink’s Company	8,454	582,312
UniFirst Corp.	4,153	822,128
Construction and engineering – 1.5%
API Group Corp. (A)	26,647	580,372
EMCOR Group, Inc.	14,555	1,768,287
MasTec, Inc. (A)	15,265	1,360,569
Valmont Industries, Inc.	3,757	897,773
WillScot Mobile Mini Holdings Corp. (A)	55,166	1,917,019
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 2.3%
Acuity Brands, Inc.	10,014	$2,057,176
Atkore, Inc. (A)	6,145	580,887
Bloom Energy Corp., Class A (A)	23,285	727,889
EnerSys	12,336	987,373
nVent Electric PLC	47,477	1,683,060
Regal Rexnord Corp.	18,133	2,762,189
Shoals Technologies Group, Inc., Class A (A)	17,107	530,146
Vicor Corp. (A)	6,552	993,218
Machinery – 3.6%
Allison Transmission Holdings, Inc.	31,417	1,048,071
Altra Industrial Motion Corp.	11,051	576,310
Chart Industries, Inc. (A)	6,213	1,102,932
Colfax Corp. (A)	26,169	1,350,844
Crane Company	14,010	1,446,953
Evoqua Water Technologies Corp. (A)	15,796	660,747
Flowserve Corp.	37,179	1,249,958
Franklin Electric Company, Inc.	7,242	625,564
Gates Industrial Corp. PLC (A)	12,620	207,473
John Bean Technologies Corp.	8,919	1,317,782
Oshkosh Corp.	16,673	1,784,011
RBC Bearings, Inc. (A)	7,067	1,653,183
The Timken Company	18,536	1,315,129
Watts Water Technologies, Inc., Class A	7,731	1,469,045
Marine – 0.1%
ZIM Integrated Shipping Services, Ltd.	9,116	466,922
Professional services – 2.8%
ASGN, Inc. (A)	14,230	1,702,762
CACI International, Inc., Class A (A)	3,274	941,733
Exponent, Inc.	14,405	1,653,694
FTI Consulting, Inc. (A)	9,781	1,407,682
Insperity, Inc.	4,663	582,875
KBR, Inc.	39,303	1,668,019
Korn Ferry	7,200	555,912
ManpowerGroup, Inc.	14,602	1,411,283
Science Applications International Corp.	16,200	1,454,436
TriNet Group, Inc. (A)	11,957	1,210,646
Road and rail – 1.5%
Avis Budget Group, Inc. (A)	8,020	1,389,946
Landstar System, Inc.	10,316	1,813,656
Ryder System, Inc.	8,860	752,657
Saia, Inc. (A)	7,132	2,229,748
Schneider National, Inc., Class B	16,411	409,290
Trading companies and distributors – 1.4%
Air Lease Corp.	28,790	1,153,040
Beacon Roofing Supply, Inc. (A)	7,296	385,740
Herc Holdings, Inc.	3,417	622,031
MSC Industrial Direct Company, Inc., Class A	11,151	937,465
Triton International, Ltd.	11,551	718,357
Univar Solutions, Inc. (A)	48,981	1,252,934
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
WESCO International, Inc. (A)	8,824	$1,143,237
Information technology – 14.5%		64,271,343
Communications equipment – 0.6%
Lumentum Holdings, Inc. (A)	12,996	1,073,210
ViaSat, Inc. (A)	12,065	720,160
Viavi Solutions, Inc. (A)	68,015	1,047,431
Electronic equipment, instruments and components – 2.5%
Avnet, Inc.	17,697	674,433
Coherent, Inc. (A)	4,320	1,099,008
Fabrinet (A)	4,779	458,784
II-VI, Inc. (A)	15,340	928,223
Itron, Inc. (A)	7,805	606,995
Littelfuse, Inc.	6,619	1,949,626
National Instruments Corp.	35,622	1,512,866
Novanta, Inc. (A)	9,952	1,717,317
Rogers Corp. (A)	2,514	505,616
SYNNEX Corp.	7,204	756,420
Vontier Corp.	29,350	992,911
IT services – 1.4%
Alliance Data Systems Corp.	8,724	743,721
DigitalOcean Holdings, Inc. (A)	1,600	156,144
Euronet Worldwide, Inc. (A)	7,272	815,846
ExlService Holdings, Inc. (A)	4,322	530,007
MAXIMUS, Inc.	17,420	1,473,209
Perficient, Inc. (A)	4,351	537,784
Sabre Corp. (A)	43,082	447,191
Shift4 Payments, Inc., Class A (A)	7,698	485,975
Switch, Inc., Class A	24,024	607,327
TTEC Holdings, Inc.	3,053	288,173
Semiconductors and semiconductor equipment – 4.0%
Allegro MicroSystems, Inc. (A)	8,191	273,252
Ambarella, Inc. (A)	4,811	894,028
Amkor Technology, Inc.	24,136	529,061
Brooks Automation, Inc.	20,255	2,358,695
Cirrus Logic, Inc. (A)	17,111	1,382,740
CMC Materials, Inc.	8,359	1,073,045
Diodes, Inc. (A)	7,503	720,963
Kulicke & Soffa Industries, Inc.	7,797	444,429
MACOM Technology Solutions Holdings, Inc. (A)	8,027	560,445
MaxLinear, Inc. (A)	9,082	572,166
Onto Innovation, Inc. (A)	6,273	496,884
Power Integrations, Inc.	16,031	1,654,560
Semtech Corp. (A)	17,507	1,488,620
Silicon Laboratories, Inc. (A)	11,945	2,254,738
SiTime Corp. (A)	1,545	409,255
SunPower Corp. (A)	14,522	488,811
Synaptics, Inc. (A)	10,237	1,991,813
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software – 5.3%
ACI Worldwide, Inc. (A)	32,516	$997,591
Alarm.com Holdings, Inc. (A)	14,107	1,188,656
Altair Engineering, Inc., Class A (A)	12,782	994,312
Appfolio, Inc., Class A (A)	2,199	289,586
Blackline, Inc. (A)	14,199	1,801,427
Box, Inc., Class A (A)	20,188	521,456
CDK Global, Inc.	21,753	946,691
Cerence, Inc. (A)	6,674	701,638
Consensus Cloud Solutions, Inc. (A)	4,285	271,369
Datto Holding Corp. (A)	6,356	151,908
DoubleVerify Holdings, Inc. (A)	1,912	75,581
Duck Creek Technologies, Inc. (A)	11,002	346,563
Envestnet, Inc. (A)	13,886	1,159,481
Everbridge, Inc. (A)	6,850	1,091,274
Jamf Holding Corp. (A)	9,052	431,328
JFrog, Ltd. (A)	6,688	218,631
Mandiant, Inc. (A)	67,306	1,173,817
Mimecast, Ltd. (A)	8,207	619,136
NCino, Inc. (A)	5,674	412,273
NCR Corp. (A)	22,894	905,229
Nutanix, Inc., Class A (A)	23,912	820,421
Q2 Holdings, Inc. (A)	13,889	1,089,731
Qualys, Inc. (A)	9,841	1,225,008
Rapid7, Inc. (A)	7,364	948,115
Sprout Social, Inc., Class A (A)	4,516	576,603
SPS Commerce, Inc. (A)	6,304	962,810
Teradata Corp. (A)	18,160	1,027,130
Varonis Systems, Inc. (A)	27,338	1,769,862
Workiva, Inc. (A)	4,947	739,824
Technology hardware, storage and peripherals – 0.7%
3D Systems Corp. (A)	15,076	424,540
Pure Storage, Inc., Class A (A)	71,298	1,915,064
Xerox Holdings Corp.	42,270	752,406
Materials – 5.8%		25,599,702
Chemicals – 3.4%
Amyris, Inc. (A)	24,885	368,796
Ashland Global Holdings, Inc.	16,626	1,596,262
Avient Corp.	16,270	876,628
Axalta Coating Systems, Ltd. (A)	38,587	1,203,529
Balchem Corp.	8,788	1,345,355
Diversey Holdings, Ltd. (A)	5,715	99,441
Element Solutions, Inc.	37,608	854,078
Huntsman Corp.	55,711	1,815,064
Livent Corp. (A)	20,827	587,738
NewMarket Corp.	2,432	826,904
Olin Corp.	17,259	983,418
Quaker Chemical Corp.	4,157	1,021,957
Sensient Technologies Corp.	5,530	528,668
The Chemours Company	45,636	1,278,721
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Valvoline, Inc.	51,449	$1,747,208
Construction materials – 0.5%
Eagle Materials, Inc.	11,416	1,693,678
Summit Materials, Inc., Class A (A)	15,860	565,409
Containers and packaging – 0.8%
Ardagh Metal Packaging SA (A)	13,798	135,910
Graphic Packaging Holding Company	73,310	1,461,068
Silgan Holdings, Inc.	21,801	876,400
Sonoco Products Company	17,553	1,017,196
Metals and mining – 0.7%
Arconic Corp. (A)	13,031	383,372
Commercial Metals Company	16,185	520,833
Royal Gold, Inc.	11,701	1,158,633
U.S. Steel Corp.	40,994	1,081,832
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	26,669	1,571,604
Real estate – 8.2%		36,377,949
Equity real estate investment trusts – 7.8%
Agree Realty Corp.	15,687	1,114,718
American Campus Communities, Inc.	36,687	1,970,826
Apartment Income REIT Corp.	17,249	924,719
Brixmor Property Group, Inc.	79,678	1,867,652
Broadstone Net Lease, Inc.	20,337	540,761
CoreSite Realty Corp.	5,358	763,301
Cousins Properties, Inc.	41,577	1,646,865
Douglas Emmett, Inc.	47,549	1,553,901
EastGroup Properties, Inc.	8,851	1,750,551
EPR Properties	9,845	494,317
Essential Properties Realty Trust, Inc.	15,682	467,167
First Industrial Realty Trust, Inc.	30,337	1,766,524
Healthcare Realty Trust, Inc.	37,035	1,224,377
Healthcare Trust of America, Inc., Class A	38,178	1,274,763
Highwoods Properties, Inc.	27,828	1,247,808
Hudson Pacific Properties, Inc.	42,634	1,097,826
JBG SMITH Properties	33,932	979,278
Lexington Realty Trust	35,359	515,181
National Storage Affiliates Trust	16,360	1,021,846
Outfront Media, Inc.	19,325	480,999
Park Hotels & Resorts, Inc. (A)	40,091	742,886
Physicians Realty Trust	56,182	1,068,020
PS Business Parks, Inc.	5,529	982,503
Rayonier, Inc.	37,493	1,399,614
Ryman Hospitality Properties, Inc. (A)	8,853	757,286
Safehold, Inc.	3,057	228,358
SL Green Realty Corp.	19,839	1,390,119
Spirit Realty Capital, Inc.	29,564	1,446,567
STAG Industrial, Inc.	41,411	1,802,621
Terreno Realty Corp.	18,947	1,385,594
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
The Macerich Company	26,867	$486,024
Real estate management and development – 0.4%
Cushman & Wakefield PLC (A)	21,692	398,916
eXp World Holdings, Inc.	8,133	419,663
Newmark Group, Inc., Class A	21,407	318,536
The Howard Hughes Corp. (A)	9,731	847,862
Utilities – 3.7%		16,486,422
Electric utilities – 1.4%
Hawaiian Electric Industries, Inc.	29,275	1,187,394
IDACORP, Inc.	14,387	1,500,852
OGE Energy Corp.	29,573	1,007,552
PNM Resources, Inc.	23,013	1,144,897
Portland General Electric Company	24,407	1,203,509
Gas utilities – 0.9%
National Fuel Gas Company	24,164	1,387,739
New Jersey Resources Corp.	26,304	994,554
ONE Gas, Inc.	13,479	907,137
Southwest Gas Holdings, Inc.	13,031	902,397
Independent power and renewable electricity producers – 0.8%
Atlantica Sustainable Infrastructure PLC	18,951	745,722
Clearway Energy, Inc., Class A	10,727	353,884
Clearway Energy, Inc., Class C	23,990	851,165
Ormat Technologies, Inc.	12,680	917,144
Sunnova Energy International, Inc. (A)	14,485	645,452
Multi-utilities – 0.6%
Black Hills Corp.	16,813	1,116,047
MDU Resources Group, Inc.	52,749	1,620,977

SHORT-TERM INVESTMENTS – 0.2%		$665,369
(Cost $665,374)
Short-term funds – 0.2%		665,369
John Hancock Collateral Trust, 0.0370% (C)(D)	27,217	272,324

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	393,045	393,045
Total investments (Multifactor Small Cap ETF) (Cost $360,870,369) 100.1%		$444,113,684
Other assets and liabilities, net (0.1%)		(414,544)
Total net assets 100.0%		$443,699,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

MULTIFACTOR TECHNOLOGY ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$72,460,402
(Cost $47,486,609)
Communication services – 0.3%		249,350
Interactive media and services – 0.3%
Ziff Davis, Inc. (A)	1,019	130,707
ZoomInfo Technologies, Inc., Class A (A)	1,765	118,643
Industrials – 0.8%		597,952
Electrical equipment – 0.8%
Plug Power, Inc. (A)	10,080	385,762
Sensata Technologies Holding PLC (A)	3,851	212,190
Information technology – 98.8%		71,613,100
Communications equipment – 5.1%
Arista Networks, Inc. (A)	1,121	459,262
Ciena Corp. (A)	3,550	192,730
Cisco Systems, Inc.	31,203	1,746,432
F5 Networks, Inc. (A)	1,314	277,451
Juniper Networks, Inc.	7,032	207,585
Lumentum Holdings, Inc. (A)	1,509	124,613
Motorola Solutions, Inc.	2,714	674,673
Ubiquiti, Inc.	149	45,524
Electronic equipment, instruments and components – 7.8%
Amphenol Corp., Class A	13,788	1,058,505
Cognex Corp.	3,048	266,974
Coherent, Inc. (A)	448	113,971
Corning, Inc.	15,860	564,140
Flex, Ltd. (A)	12,219	206,501
II-VI, Inc. (A)	2,319	140,323
IPG Photonics Corp. (A)	684	108,763
Jabil, Inc.	5,332	319,707
Keysight Technologies, Inc. (A)	4,548	818,731
Littelfuse, Inc.	636	187,334
National Instruments Corp.	2,869	121,846
TE Connectivity, Ltd.	3,844	561,224
Trimble, Inc. (A)	5,653	493,903
Zebra Technologies Corp., Class A (A)	1,231	657,292
IT services – 8.7%
Akamai Technologies, Inc. (A)	3,949	416,462
Amdocs, Ltd.	2,759	214,761
Cloudflare, Inc., Class A (A)	2,709	527,496
Cognizant Technology Solutions Corp., Class A	11,247	878,278
Concentrix Corp.	997	177,147
DigitalOcean Holdings, Inc. (A)	270	26,349
DXC Technology Company (A)	5,074	165,260
EPAM Systems, Inc. (A)	947	637,558
GoDaddy, Inc., Class A (A)	2,650	183,301
IBM Corp.	9,283	1,161,303
MongoDB, Inc. (A)	645	336,232
Okta, Inc. (A)	1,350	333,693
Snowflake, Inc., Class A (A)	1,109	392,409
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Switch, Inc., Class A	1,588	$40,145
Twilio, Inc., Class A (A)	1,428	416,062
VeriSign, Inc. (A)	1,759	391,677
Semiconductors and semiconductor equipment – 31.1%
Advanced Micro Devices, Inc. (A)	7,328	881,045
Amkor Technology, Inc.	2,131	46,712
Analog Devices, Inc.	3,934	682,510
Applied Materials, Inc.	7,260	992,079
Broadcom, Inc.	3,351	1,781,626
Brooks Automation, Inc.	1,364	158,838
Entegris, Inc.	3,124	439,797
First Solar, Inc. (A)	1,802	215,501
Intel Corp.	33,117	1,622,733
KLA Corp.	2,127	792,861
Lam Research Corp.	1,846	1,040,350
Lattice Semiconductor Corp. (A)	2,121	147,282
Marvell Technology, Inc.	9,195	629,858
Microchip Technology, Inc.	11,598	859,296
Micron Technology, Inc.	10,704	739,646
MKS Instruments, Inc.	1,260	189,063
Monolithic Power Systems, Inc.	774	406,706
NVIDIA Corp.	12,822	3,278,201
NXP Semiconductors NV	2,515	505,163
ON Semiconductor Corp. (A)	9,986	480,027
Power Integrations, Inc.	1,089	112,396
Qorvo, Inc. (A)	2,685	451,698
QUALCOMM, Inc.	8,954	1,191,240
Silicon Laboratories, Inc. (A)	871	164,410
Skyworks Solutions, Inc.	4,151	693,757
SolarEdge Technologies, Inc. (A)	881	312,473
Synaptics, Inc. (A)	723	140,674
Teradyne, Inc.	4,463	616,965
Texas Instruments, Inc.	8,474	1,588,706
Universal Display Corp.	789	144,545
Wolfspeed, Inc. (A)	2,319	278,535
Xilinx, Inc.	5,280	950,400
Software – 36.5%
Adobe, Inc. (A)	2,991	1,945,226
Anaplan, Inc. (A)	1,615	105,314
ANSYS, Inc. (A)	1,692	642,249
Appian Corp. (A)(B)	584	58,055
Asana, Inc., Class A (A)	599	81,344
Aspen Technology, Inc. (A)	1,661	260,262
Atlassian Corp. PLC, Class A (A)	907	415,524
Autodesk, Inc. (A)	1,983	629,821
Avalara, Inc. (A)	1,408	252,933
Bentley Systems, Inc., Class B	2,184	129,184
Bill.com Holdings, Inc. (A)	1,094	321,975
Blackline, Inc. (A)	792	100,481
72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	4,616	$799,076
Ceridian HCM Holding, Inc. (A)	2,608	326,652
Citrix Systems, Inc.	2,320	219,774
Consensus Cloud Solutions, Inc. (A)	339	21,469
Coupa Software, Inc. (A)	796	181,249
Crowdstrike Holdings, Inc., Class A (A)	1,300	366,340
Datadog, Inc., Class A (A)	2,348	392,233
Digital Turbine, Inc. (A)	957	82,359
DocuSign, Inc. (A)	1,236	343,966
Dolby Laboratories, Inc., Class A	1,291	114,060
DoubleVerify Holdings, Inc. (A)(B)	208	8,222
Dropbox, Inc., Class A (A)	5,206	158,731
Duck Creek Technologies, Inc. (A)	355	11,183
Elastic NV (A)	866	150,260
Everbridge, Inc. (A)	628	100,047
Fair Isaac Corp. (A)	583	232,151
Five9, Inc. (A)	732	115,663
Fortinet, Inc. (A)	1,433	481,975
Guidewire Software, Inc. (A)	1,703	214,118
HubSpot, Inc. (A)	587	475,605
Intuit, Inc.	1,851	1,158,707
Manhattan Associates, Inc. (A)	1,287	233,642
McAfee Corp., Class A	785	16,775
Microsoft Corp.	14,003	4,643,674
MicroStrategy, Inc., Class A (A)(B)	97	69,361
NCino, Inc. (A)	589	42,797
NortonLifeLock, Inc.	11,062	281,528
Nuance Communications, Inc. (A)	6,022	331,511
Nutanix, Inc., Class A (A)	2,179	74,761
Oracle Corp.	11,557	1,108,779
Palantir Technologies, Inc., Class A (A)	8,614	222,930
Palo Alto Networks, Inc. (A)	1,187	604,290
Paycom Software, Inc. (A)	841	460,742
Paylocity Holding Corp. (A)	657	200,477
Pegasystems, Inc.	661	78,474
PTC, Inc. (A)	2,037	259,412
Qualtrics International, Inc., Class A (A)	964	44,652
Rapid7, Inc. (A)	462	59,483
RingCentral, Inc., Class A (A)	886	215,989
salesforce.com, Inc. (A)	6,439	1,929,704
SentinelOne, Inc., Class A (A)	335	22,244
ServiceNow, Inc. (A)	858	598,678
Smartsheet, Inc., Class A (A)	2,042	140,918
Splunk, Inc. (A)	1,499	247,065
Sprout Social, Inc., Class A (A)	295	37,666
SS&C Technologies Holdings, Inc.	5,464	434,224
Synopsys, Inc. (A)	1,699	566,073
Teradata Corp. (A)	2,377	134,443
The Trade Desk, Inc., Class A (A)	5,602	419,646
Tyler Technologies, Inc. (A)	790	429,144
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Unity Software, Inc. (A)	1,947	$294,601
Varonis Systems, Inc. (A)	1,660	107,468
VMware, Inc., Class A (A)(B)	745	113,017
Workday, Inc., Class A (A)	1,426	413,511
Workiva, Inc. (A)	333	49,800
Zendesk, Inc. (A)	1,538	156,568
Zoom Video Communications, Inc., Class A (A)	860	236,199
Zscaler, Inc. (A)	847	270,074
Technology hardware, storage and peripherals – 9.6%
Apple, Inc.	27,844	4,171,031
Dell Technologies, Inc., Class C (A)	3,055	336,019
Hewlett Packard Enterprise Company	28,155	412,471
HP, Inc.	20,650	626,315
NetApp, Inc.	5,074	453,108
Pure Storage, Inc., Class A (A)	4,845	130,137
Seagate Technology Holdings PLC	5,697	507,432
Western Digital Corp. (A)	6,681	349,349

SHORT-TERM INVESTMENTS – 0.4%		$255,254
(Cost $255,263)
Short-term funds – 0.4%		255,254
John Hancock Collateral Trust, 0.0370% (C)(D)	14,260	142,682

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	112,572	112,572
Total investments (Multifactor Technology ETF) (Cost $47,741,872) 100.3%		$72,715,656
Other assets and liabilities, net (0.3%)		(215,401)
Total net assets 100.0%		$72,500,255

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	The rate shown is the annualized seven-day yield as of 10-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 10-31-21 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$17,287,858
(Cost $17,287,796)
Utilities – 99.9%		17,287,858
Electric utilities – 55.9%
Alliant Energy Corp.	4,910	277,759
American Electric Power Company, Inc.	11,884	1,006,694
Avangrid, Inc.	1,426	75,150
Duke Energy Corp.	9,145	932,881
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Edison International	11,584	$728,981
Entergy Corp.	6,366	655,825
Evergy, Inc.	6,407	408,446
Eversource Energy	7,746	657,635
Exelon Corp.	17,372	924,017
FirstEnergy Corp.	12,906	497,268
NextEra Energy, Inc.	7,644	652,263
NRG Energy, Inc.	6,023	240,257
OGE Energy Corp.	4,920	167,624
Pinnacle West Capital Corp.	3,776	243,514
PPL Corp.	18,291	526,781
The Southern Company	13,011	810,846
Xcel Energy, Inc.	13,283	857,949
Gas utilities – 3.4%
Atmos Energy Corp.	3,298	303,812
UGI Corp.	6,563	284,900
Independent power and renewable electricity producers – 4.0%
Brookfield Renewable Corp., Class A	2,016	83,483
Clearway Energy, Inc., Class A	701	23,126
Clearway Energy, Inc., Class C	1,556	55,207
The AES Corp.	13,346	335,385
Vistra Corp.	10,395	203,638
Multi-utilities – 32.3%
Ameren Corp.	6,427	541,732
CenterPoint Energy, Inc.	16,658	433,774
CMS Energy Corp.	6,956	419,795
Consolidated Edison, Inc.	8,616	649,646
Dominion Energy, Inc.	7,172	544,570
DTE Energy Company	5,662	641,788
NiSource, Inc.	13,985	345,010
Public Service Enterprise Group, Inc.	10,891	694,846
Sempra Energy	6,129	782,244
WEC Energy Group, Inc.	5,878	529,373
Water utilities – 4.3%
American Water Works Company, Inc.	3,233	563,124
Essential Utilities, Inc.	4,005	188,515

SHORT-TERM INVESTMENTS – 0.4%		$59,522
(Cost $59,522)
Short-term funds – 0.4%		59,522
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (A)	59,522	59,522
Total investments (Multifactor Utilities ETF) (Cost $17,347,318) 100.3%		$17,347,380
Other assets and liabilities, net (0.3%)		(47,913)
Total net assets 100.0%		$17,299,467

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR UTILITIES ETF (continued)

Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 10-31-21.
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-21 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Assets
Unaffiliated investments, at value	$26,985,331	$21,921,762	$525,292,902	$711,045,860
Affiliated investments, at value	106,602	146,524	3,905,353	—
Total investments, at value	27,091,933	22,068,286	529,198,255	711,045,860
Foreign currency, at value	—	—	773,946	3,355,332
Dividends and interest receivable	6,555	27,753	1,805,780	534,193
Receivable for investments sold	—	—	949,310	—
Receivable for securities lending income	42	49	5,079	9,810
Receivable from affiliates	2,360	3,603	—	—
Other assets	4,649	4,218	14,316	19,751
Total assets	27,105,539	22,103,909	532,746,686	714,964,946
Liabilities
Foreign capital gains tax payable	—	—	—	5,041,532
Payable for investments purchased	—	—	42	—
Payable upon return of securities loaned	106,607	146,533	3,900,187	—
Payable to affiliates
Investment management fees	—	—	138,563	227,188
Accounting and legal services fees	1,768	1,295	30,281	41,933
Trustees’ fees	32	23	—	—
Other liabilities and accrued expenses	71,627	71,293	171,613	441,381
Total liabilities	180,034	219,144	4,240,686	5,752,034
Net assets	$26,925,505	$21,884,765	$528,506,000	$709,212,912
Net assets consist of
Paid-in capital	$18,028,960	$20,305,454	$455,317,486	$611,196,448
Total distributable earnings (loss)	8,896,545	1,579,311	73,188,514	98,016,464
Net assets	$26,925,505	$21,884,765	$528,506,000	$709,212,912
Unaffiliated investments, at cost	$22,374,644	$19,500,995	$444,792,896	$594,060,662
Affiliated investments, at cost	$106,605	$146,531	$3,905,530	—
Foreign currency, at cost	—	—	$763,682	$3,254,865
Securities loaned, at value	$251,235	$145,534	$9,579,577	$4,065,336
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$26,925,505	$21,884,765	$528,506,000	$709,212,912
Shares outstanding	480,000	630,000	15,500,000	23,800,000
Net asset value per share	$56.09	$34.74	$34.10	$29.80
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	75

STATEMENTS OF ASSETS AND LIABILITIES 10-31-21 (unaudited)

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Assets
Unaffiliated investments, at value	$21,899,086	$41,160,685	$52,166,692	$16,883,406
Affiliated investments, at value	—	7,979	6,693	—
Total investments, at value	21,899,086	41,168,664	52,173,385	16,883,406
Dividends and interest receivable	36,495	44,806	33,347	8,018
Receivable for securities lending income	6	12	31	—
Receivable from affiliates	3,751	—	—	5,635
Other assets	4,090	4,448	4,804	4,528
Total assets	21,943,428	41,217,930	52,211,567	16,901,587
Liabilities
Payable upon return of securities loaned	—	7,979	6,695	—
Payable to affiliates
Investment management fees	—	2,429	5,986	—
Accounting and legal services fees	1,317	2,321	3,059	1,177
Trustees’ fees	28	4	6	46
Other liabilities and accrued expenses	71,414	72,226	72,816	71,484
Total liabilities	72,759	84,959	88,562	72,707
Net assets	$21,870,669	$41,132,971	$52,123,005	$16,828,880
Net assets consist of
Paid-in capital	$27,195,324	$33,463,818	$41,708,755	$7,560,885
Total distributable earnings (loss)	(5,324,655)	7,669,153	10,414,250	9,267,995
Net assets	$21,870,669	$41,132,971	$52,123,005	$16,828,880
Unaffiliated investments, at cost	$20,692,654	$31,853,716	$42,051,411	$15,797,511
Affiliated investments, at cost	—	$7,979	$6,693	—
Securities loaned, at value	$28,830	$32,112	$44,621	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$21,870,669	$41,132,971	$52,123,005	$16,828,880
Shares outstanding	940,000	760,000	1,040,000	310,000
Net asset value per share	$23.27	$54.12	$50.12	$54.29
76	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-21 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$782,161,540	$19,426,956	$19,825,929	$2,484,681,819
Affiliated investments, at value	729,191	—	—	5,969,075
Total investments, at value	782,890,731	19,426,956	19,825,929	2,490,650,894
Dividends and interest receivable	556,847	11,526	34,202	916,229
Receivable for fund shares sold	—	—	—	4,108,046
Receivable for securities lending income	1,571	41	38	2,571
Receivable from affiliates	—	4,429	4,654	—
Other assets	23,564	4,245	2,836	44,194
Total assets	783,472,713	19,447,197	19,867,659	2,495,721,934
Liabilities
Payable for investments purchased	—	—	—	4,115,086
Payable upon return of securities loaned	732,504	—	—	5,974,109
Payable to affiliates
Investment management fees	147,592	—	—	742,818
Accounting and legal services fees	38,086	1,284	1,459	137,152
Trustees’ fees	—	32	39	—
Other liabilities and accrued expenses	185,645	70,439	64,541	395,947
Total liabilities	1,103,827	71,755	66,039	11,365,112
Net assets	$782,368,886	$19,375,442	$19,801,620	$2,484,356,822
Net assets consist of
Paid-in capital	$595,203,315	$13,976,980	$15,563,111	$1,857,067,416
Total distributable earnings (loss)	187,165,571	5,398,462	4,238,509	627,289,406
Net assets	$782,368,886	$19,375,442	$19,801,620	$2,484,356,822
Unaffiliated investments, at cost	$580,220,595	$16,280,730	$17,738,945	$1,846,772,385
Affiliated investments, at cost	$729,218	—	—	$5,969,212
Securities loaned, at value	$896,353	$95,235	$11,064	$8,693,771
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$782,368,886	$19,375,442	$19,801,620	$2,484,356,822
Shares outstanding	13,525,000	410,000	530,000	45,400,000
Net asset value per share	$57.85	$47.26	$37.36	$54.72
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	77

STATEMENTS OF ASSETS AND LIABILITIES 10-31-21 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$443,841,360	$72,572,974	$17,347,380
Affiliated investments, at value	272,324	142,682	—
Total investments, at value	444,113,684	72,715,656	17,347,380
Dividends and interest receivable	124,510	10,246	14,674
Receivable for investments sold	1,808,067	—	—
Receivable for securities lending income	498	666	—
Receivable from affiliates	—	—	5,092
Other assets	11,952	4,904	4,153
Total assets	446,058,711	72,731,472	17,371,299
Liabilities
Payable for fund shares repurchased	1,811,017	—	—
Payable upon return of securities loaned	272,410	142,705	—
Payable to affiliates
Investment management fees	130,352	11,434	—
Accounting and legal services fees	23,959	3,849	994
Trustees’ fees	—	—	24
Other liabilities and accrued expenses	121,833	73,229	70,814
Total liabilities	2,359,571	231,217	71,832
Net assets	$443,699,140	$72,500,255	$17,299,467
Net assets consist of
Paid-in capital	$402,449,861	$47,568,457	$19,058,743
Total distributable earnings (loss)	41,249,279	24,931,798	(1,759,276)
Net assets	$443,699,140	$72,500,255	$17,299,467
Unaffiliated investments, at cost	$360,598,040	$47,599,181	$17,347,318
Affiliated investments, at cost	$272,329	$142,691	—
Securities loaned, at value	$1,266,879	$146,492	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$443,699,140	$72,500,255	$17,299,467
Shares outstanding	12,250,000	740,000	520,000
Net asset value per share	$36.22	$97.97	$33.27
78	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-21 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Investment income
Dividends from unaffiliated investments	$141,819	$253,574	$7,230,515	$13,938,373
Securities lending	911	223	132,891	45,343
Interest	10	7	194	57
Non-cash dividends	—	—	2,251,124	—
Less foreign taxes withheld	—	—	(818,720)	(1,706,016)
Total investment income	142,740	253,804	8,796,004	12,277,757
Expenses
Investment management fees	66,927	41,940	889,147	1,604,916
Accounting and legal services fees	2,711	1,763	40,369	58,197
Transfer agent fees	5,042	5,042	5,042	5,042
Trustees’ fees	376	243	4,036	6,063
Custodian fees	31,337	31,423	76,671	246,255
Printing and postage	7,071	7,112	12,037	12,008
Professional fees	9,034	8,445	29,239	36,497
Stock exchange listing fees	4,278	4,293	3,928	4,883
Other	6,791	5,822	13,844	16,359
Total expenses	133,567	106,083	1,074,313	1,990,220
Less expense reductions	(63,117)	(61,935)	(82,829)	(201,469)
Net expenses	70,450	44,148	991,484	1,788,751
Net investment income	72,290	209,656	7,804,520	10,489,006
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(166,117)	(96,557)	(2,565,226)	(3,824,871)
Affiliated investments	29	(11)	(146)	(10)
Futures contracts	(24)	(284)	(83,972)	(101,128)
Redemptions in kind	9,599,457	363,854	14,957,471	5,392,834
	9,433,345	267,002	12,308,127	1,466,825
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(7,574,377)	(246,388)	(2,111,335)	(38,578,017)[1]
Affiliated investments	(1)	1	37	29
	(7,574,378)	(246,387)	(2,111,298)	(38,577,988)
Net realized and unrealized gain (loss)	1,858,967	20,615	10,196,829	(37,111,163)
Increase (decrease) in net assets from operations	$1,931,257	$230,271	$18,001,349	$(26,622,157)

[1]	Net of $(2,085,972) increase in deferred India withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	79

STATEMENTS OF OPERATIONS For the six months ended 10-31-21 (unaudited)

Continued

	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Investment income
Dividends from unaffiliated investments	$382,974	$365,427	$391,140	$203,161
Securities lending	18	227	259	128
Interest	6	9	10	9
Less foreign taxes withheld	—	(64)	—	—
Total investment income	382,998	365,599	391,409	203,298
Expenses
Investment management fees	40,729	74,607	99,414	57,784
Accounting and legal services fees	1,693	3,092	4,156	2,333
Transfer agent fees	5,042	5,042	5,042	5,042
Trustees’ fees	178	309	407	388
Custodian fees	31,735	31,703	31,444	31,532
Printing and postage	6,977	7,421	8,043	7,209
Professional fees	8,525	8,880	9,199	9,111
Stock exchange listing fees	4,293	4,278	4,278	4,293
Other	5,443	5,732	5,873	6,015
Total expenses	104,615	141,064	167,856	123,707
Less expense reductions	(61,742)	(62,530)	(63,210)	(62,881)
Net expenses	42,873	78,534	104,646	60,826
Net investment income	340,125	287,065	286,763	142,472
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(495,302)	(106,824)	(101,935)	(39,284)
Affiliated investments	(2)	2	(2)	(1)
Futures contracts	(337)	(259)	755	1,028
Redemptions in kind	2,390,415	1,074,138	4,253,438	11,250,864
	1,894,774	967,057	4,152,256	11,212,607
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,019,840	1,846,761	(446,289)	(9,775,588)
Net realized and unrealized gain	3,914,614	2,813,818	3,705,967	1,437,019
Increase in net assets from operations	$4,254,739	$3,100,883	$3,992,730	$1,579,491
80	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-21 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$5,420,620	$233,121	$151,657	$17,227,663
Securities lending	4,363	166	1,523	28,855
Interest	60	8	15	226
Less foreign taxes withheld	(152)	(79)	—	(3,512)
Total investment income	5,424,891	233,216	153,195	17,253,232
Expenses
Investment management fees	957,648	47,201	50,012	4,294,636
Accounting and legal services fees	60,967	1,946	2,045	185,026
Transfer agent fees	5,158	5,042	5,042	5,042
Trustees’ fees	7,184	262	289	17,370
Custodian fees	72,044	31,579	28,287	155,753
Printing and postage	24,279	6,522	6,741	56,544
Professional fees	33,058	8,657	8,718	75,620
Stock exchange listing fees	4,278	4,293	5,367	5,174
Other	17,846	5,558	5,294	28,650
Total expenses	1,182,462	111,060	111,795	4,823,815
Less expense reductions	(114,316)	(61,374)	(59,151)	(105,897)
Net expenses	1,068,146	49,686	52,644	4,717,918
Net investment income	4,356,745	183,530	100,551	12,535,314
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,331,093)	(191,242)	(535,970)	409,091
Affiliated investments	35	—	(5)	502
Futures contracts	(6,247)	(284)	—	7,903
Redemptions in kind	17,199,752	4,410,409	3,814,669	43,623,027
	15,862,447	4,218,883	3,278,694	44,040,523
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	43,069,329	(4,180,633)	(3,971,740)	92,402,987
Affiliated investments	(23)	—	—	(81)
	43,069,306	(4,180,633)	(3,971,740)	92,402,906
Net realized and unrealized gain (loss)	58,931,753	38,250	(693,046)	136,443,429
Increase (decrease) in net assets from operations	$63,288,498	$221,780	$(592,495)	$148,978,743
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	81

STATEMENTS OF OPERATIONS For the six months ended 10-31-21 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends from unaffiliated investments	$3,103,317	$263,479	$285,689
Securities lending	2,525	1,258	—
Interest	50	13	5
Less foreign taxes withheld	(3,407)	—	(178)
Total investment income	3,102,485	264,750	285,516
Expenses
Investment management fees	846,968	122,173	32,974
Accounting and legal services fees	35,301	5,131	1,398
Transfer agent fees	5,042	5,042	5,042
Trustees’ fees	4,229	486	210
Custodian fees	45,068	31,453	31,611
Printing and postage	14,084	8,190	6,878
Professional fees	25,385	9,531	8,303
Stock exchange listing fees	5,952	4,278	4,293
Other	11,453	5,951	5,811
Total expenses	993,482	192,235	96,520
Less expense reductions	(81,362)	(63,631)	(61,811)
Net expenses	912,120	128,604	34,709
Net investment income	2,190,365	136,146	250,807
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(898,133)	(94,158)	(129,198)
Affiliated investments	(89)	6	—
Futures contracts	(5,485)	(690)	(284)
Redemptions in kind	18,324,474	2,505,742	177,751
	17,420,767	2,410,900	48,269
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(6,303,556)	7,342,819	(140,355)
Affiliated investments	(1)	(8)	—
	(6,303,557)	7,342,811	(140,355)
Net realized and unrealized gain (loss)	11,117,210	9,753,711	(92,086)
Increase in net assets from operations	$13,307,575	$9,889,857	$158,721
82	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21
Increase (decrease) in net assets
From operations
Net investment income	$72,290	$164,837	$209,656	$513,045	$7,804,520	$11,281,728
Net realized gain	9,433,345	7,030,879	267,002	1,412,404	12,308,127	30,563,800
Change in net unrealized appreciation (depreciation)	(7,574,378)	14,748,233	(246,387)	3,480,570	(2,111,298)	115,721,656
Increase in net assets resulting from operations	1,931,257	21,943,949	230,271	5,406,019	18,001,349	157,567,184
Distributions to shareholders
From earnings	(74,518)	(247,807)	(198,891)	(558,496)	(8,073,126)	(9,397,948)
From fund share transactions
Shares issued	2,113,114	20,031,773	1,044,709	5,503,576	81,966,902	54,554,414
Shares repurchased	(26,732,503)	(23,211,076)	(1,043,388)	(7,710,219)	(48,159,429)	(150,990,640)
Total from fund share transactions	(24,619,389)	(3,179,303)	1,321	(2,206,643)	33,807,473	(96,436,226)
Total increase (decrease)	(22,762,650)	18,516,839	32,701	2,640,880	43,735,696	51,733,010
Net assets
Beginning of period	49,688,155	31,171,316	21,852,064	19,211,184	484,770,304	433,037,294
End of period	$26,925,505	$49,688,155	$21,884,765	$21,852,064	$528,506,000	$484,770,304
Share activity
Shares outstanding
Beginning of period	950,000	1,040,000	630,000	690,000	14,500,000	17,800,000
Shares issued	40,000	450,000	30,000	180,000	2,400,000	1,800,000
Shares repurchased	(510,000)	(540,000)	(30,000)	(240,000)	(1,400,000)	(5,100,000)
End of period	480,000	950,000	630,000	630,000	15,500,000	14,500,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	83

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Emerging Markets ETF		Multifactor Energy ETF		Multifactor Financials ETF
	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21
Increase (decrease) in net assets
From operations
Net investment income	$10,489,006	$13,343,232	$340,125	$450,012	$287,065	$533,810
Net realized gain (loss)	1,466,825	22,118,632	1,894,774	(3,941,842)	967,057	514,851
Change in net unrealized appreciation (depreciation)	(38,577,988)	237,608,075	2,019,840	8,268,496	1,846,761	13,276,539
Increase (decrease) in net assets resulting from operations	(26,622,157)	273,069,939	4,254,739	4,776,666	3,100,883	14,325,200
Distributions to shareholders
From earnings	(5,717,088)	(13,029,002)	(233,863)	(500,319)	(253,358)	(551,255)
From fund share transactions
Shares issued	24,200,144	54,036,551	7,334,635	5,745,399	3,582,219	5,840,995
Shares repurchased	(18,621,503)	(263,216,902)	(10,044,886)	(4,477,954)	(2,574,686)	(12,694,923)
Total from fund share transactions	5,578,641	(209,180,351)	(2,710,251)	1,267,445	1,007,533	(6,853,928)
Total increase (decrease)	(26,760,604)	50,860,586	1,310,625	5,543,792	3,855,058	6,920,017
Net assets
Beginning of period	735,973,516	685,112,930	20,560,044	15,016,252	37,277,913	30,357,896
End of period	$709,212,912	$735,973,516	$21,870,669	$20,560,044	$41,132,971	$37,277,913
Share activity
Shares outstanding
Beginning of period	23,600,000	31,700,000	1,080,000	1,080,000	740,000	970,000
Shares issued	800,000	1,900,000	350,000	360,000	70,000	140,000
Shares repurchased	(600,000)	(10,000,000)	(490,000)	(360,000)	(50,000)	(370,000)
End of period	23,800,000	23,600,000	940,000	1,080,000	760,000	740,000
84	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Healthcare ETF		Multifactor Industrials ETF		Multifactor Large Cap ETF
	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21
Increase (decrease) in net assets
From operations
Net investment income	$286,763	$854,524	$142,472	$374,804	$4,356,745	$12,991,730
Net realized gain	4,152,256	3,974,327	11,212,607	3,278,792	15,862,447	195,388,330
Change in net unrealized appreciation (depreciation)	(446,289)	7,034,279	(9,775,588)	13,959,322	43,069,306	146,531,945
Increase in net assets resulting from operations	3,992,730	11,863,130	1,579,491	17,612,918	63,288,498	354,912,005
Distributions to shareholders
From earnings	(170,605)	(1,198,927)	(193,416)	(366,029)	(3,857,831)	(15,992,156)
From fund share transactions
Shares issued	7,867,354	12,813,470	5,757,772	25,764,261	59,551,585	208,314,848
Shares repurchased	(11,533,931)	(14,717,132)	(41,274,362)	(14,299,595)	(42,374,847)	(630,687,338)
Total from fund share transactions	(3,666,577)	(1,903,662)	(35,516,590)	11,464,666	17,176,738	(422,372,490)
Total increase (decrease)	155,548	8,760,541	(34,130,515)	28,711,555	76,607,405	(83,452,641)
Net assets
Beginning of period	51,967,457	43,206,916	50,959,395	22,247,840	705,761,481	789,214,122
End of period	$52,123,005	$51,967,457	$16,828,880	$50,959,395	$782,368,886	$705,761,481
Share activity
Shares outstanding
Beginning of period	1,120,000	1,170,000	990,000	700,000	13,225,000	21,825,000
Shares issued	160,000	300,000	110,000	610,000	1,075,000	4,675,000
Shares repurchased	(240,000)	(350,000)	(790,000)	(320,000)	(775,000)	(13,275,000)
End of period	1,040,000	1,120,000	310,000	990,000	13,525,000	13,225,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	85

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Materials ETF		Multifactor Media and Communications ETF		Multifactor Mid Cap ETF
	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21
Increase (decrease) in net assets
From operations
Net investment income	$183,530	$398,633	$100,551	$259,294	$12,535,314	$16,266,095
Net realized gain	4,218,883	2,161,603	3,278,694	5,560,156	44,040,523	135,910,077
Change in net unrealized appreciation (depreciation)	(4,180,633)	9,578,099	(3,971,740)	6,775,861	92,402,906	664,505,714
Increase (decrease) in net assets resulting from operations	221,780	12,138,335	(592,495)	12,595,311	148,978,743	816,681,886
Distributions to shareholders
From earnings	(192,949)	(388,841)	(117,725)	(245,994)	(6,534,210)	(19,552,628)
From fund share transactions
Shares issued	5,283,120	3,964,212	1,955,360	11,325,278	266,519,726	447,810,930
Shares repurchased	(13,136,891)	(5,678,762)	(12,702,487)	(14,768,131)	(88,060,439)	(412,696,585)
Total from fund share transactions	(7,853,771)	(1,714,550)	(10,747,127)	(3,442,853)	178,459,287	35,114,345
Total increase (decrease)	(7,824,940)	10,034,944	(11,457,347)	8,906,464	320,903,820	832,243,603
Net assets
Beginning of period	27,200,382	17,165,438	31,258,967	22,352,503	2,163,453,002	1,331,209,399
End of period	$19,375,442	$27,200,382	$19,801,620	$31,258,967	$2,484,356,822	$2,163,453,002
Share activity
Shares outstanding
Beginning of period	580,000	610,000	810,000	890,000	41,975,000	41,100,000
Shares issued	110,000	100,000	50,000	350,000	5,075,000	10,175,000
Shares repurchased	(280,000)	(130,000)	(330,000)	(430,000)	(1,650,000)	(9,300,000)
End of period	410,000	580,000	530,000	810,000	45,400,000	41,975,000
86	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Small Cap ETF		Multifactor Technology ETF		Multifactor Utilities ETF
	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21	Six months ended 10-31-21 (unaudited)	Year ended 4-30-21
Increase (decrease) in net assets
From operations
Net investment income	$2,190,365	$6,411,675	$136,146	$355,175	$250,807	$646,585
Net realized gain (loss)	17,420,767	104,173,049	2,410,900	6,240,602	48,269	(1,094,964)
Change in net unrealized appreciation (depreciation)	(6,303,557)	143,292,343	7,342,811	14,622,167	(140,355)	3,861,303
Increase in net assets resulting from operations	13,307,575	253,877,067	9,889,857	21,217,944	158,721	3,412,924
Distributions to shareholders
From earnings	(2,086,941)	(6,392,741)	(157,407)	(476,955)	(215,462)	(763,275)
From fund share transactions
Shares issued	54,428,324	86,845,386	10,641,182	14,150,067	1,014,993	—
Shares repurchased	(48,248,133)	(371,277,175)	(4,698,612)	(14,332,508)	(1,008,729)	(10,753,405)
Total from fund share transactions	6,180,191	(284,431,789)	5,942,570	(182,441)	6,264	(10,753,405)
Total increase (decrease)	17,400,825	(36,947,463)	15,675,020	20,558,548	(50,477)	(8,103,756)
Net assets
Beginning of period	426,298,315	463,245,778	56,825,235	36,266,687	17,349,944	25,453,700
End of period	$443,699,140	$426,298,315	$72,500,255	$56,825,235	$17,299,467	$17,349,944
Share activity
Shares outstanding
Beginning of period	12,075,000	21,275,000	670,000	680,000	520,000	870,000
Shares issued	1,550,000	2,950,000	120,000	190,000	30,000	—
Shares repurchased	(1,375,000)	(12,150,000)	(50,000)	(200,000)	(30,000)	(350,000)
End of period	12,250,000	12,075,000	740,000	670,000	520,000	520,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	87

Financial Highlights
MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$52.30	$29.97	$33.73	$30.65	$28.04	$25.56
Net investment income[2]	0.11	0.17	0.41	0.37	0.32	0.51
Net realized and unrealized gain (loss) on investments	3.78	22.41	(3.76)	3.11	2.58	2.45
Total from investment operations	3.89	22.58	(3.35)	3.48	2.90	2.96
Less distributions
From net investment income	(0.10)	(0.25)	(0.41)	(0.40)	(0.29)	(0.48)
Net asset value, end of period	$56.09	$52.30	$29.97	$33.73	$30.65	$28.04
Total return (%)[3]	7.45[4]	75.70	(10.08)	11.57	10.37	11.78
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$50	$31	$42	$47	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.71	0.73	0.73	0.85	1.07
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	0.41[5]	0.41	1.23	1.17	1.08	1.93
Portfolio turnover (%)[6]	4	17	20	42	9	16

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR CONSUMER STAPLES ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$34.69	$27.84	$28.02	$25.35	$26.48	$25.14
Net investment income[2]	0.33	0.70	0.65	0.75	0.55	0.48
Net realized and unrealized gain (loss) on investments	0.04	6.89	(0.17)	2.66	(1.24)	1.21
Total from investment operations	0.37	7.59	0.48	3.41	(0.69)	1.69
Less distributions
From net investment income	(0.32)	(0.74)	(0.66)	(0.74)	(0.44)	(0.35)
Net asset value, end of period	$34.74	$34.69	$27.84	$28.02	$25.35	$26.48
Total return (%)[3]	1.07[4]	27.69	1.62	13.89	(2.67)	6.75
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$22	$19	$29	$22	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.94	0.83	0.91	1.07	1.18
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	1.90[5]	2.25	2.27	2.87	2.05	1.86
Portfolio turnover (%)[6]	6	10	12	14	14	11

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
88	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17[2]
Per share operating performance
Net asset value, beginning of period	$33.43	$24.33	$28.75	$30.68	$27.17	$24.54
Net investment income[3]	0.53	0.70	0.73	0.91	0.77	0.31
Net realized and unrealized gain (loss) on investments	0.71	8.99	(4.21)	(2.31)	3.43	2.32
Total from investment operations	1.24	9.69	(3.48)	(1.40)	4.20	2.63
Less distributions
From net investment income	(0.57)	(0.59)	(0.94)	(0.53)	(0.69)	—
Net asset value, end of period	$34.10	$33.43	$24.33	$28.75	$30.68	$27.17
Total return (%)[4]	3.68[5]	40.26	(12.57)	(4.54)	15.64	10.73[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$529	$485	$433	$512	$68	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[6]	0.43	0.52	0.55	0.80	0.99[6]
Expenses including reductions	0.39[6]	0.39	0.45	0.45	0.45	0.45[6]
Net investment income	3.07[6]	2.43	2.46	3.28	2.60	3.02[6]
Portfolio turnover (%)[7]	5	8	10	17	15	8

[1]	Six months ended 10-31-21. Unaudited.
[2]	Period from 12-15-16 (commencement of operations) to 4-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19[2]
Per share operating performance
Net asset value, beginning of period	$31.19	$21.61	$25.87	$25.00
Net investment income[3]	0.44	0.50	0.66	0.14
Net realized and unrealized gain (loss) on investments	(1.59)	9.57	(4.29)	0.78
Total from investment operations	(1.15)	10.07	(3.63)	0.92
Less distributions
From net investment income	(0.24)	(0.49)	(0.63)	(0.05)
Net asset value, end of period	$29.80	$31.19	$21.61	$25.87
Total return (%)[4]	(3.72)[5]	46.99	(14.44)	3.71[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$709	$736	$685	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[6]	0.55	0.67	0.71[6]
Expenses including reductions	0.49[6]	0.49	0.55	0.55[6]
Net investment income	2.88[6]	1.89	2.69	0.97[6]
Portfolio turnover (%)[7]	6	25	22	3

[1]	Six months ended 10-31-21. Unaudited.
[2]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	89

MULTIFACTOR ENERGY ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$19.04	$13.90	$26.78	$31.39	$27.42	$27.23
Net investment income[2]	0.33	0.43	1.35[3]	0.51	0.66[4]	0.42
Net realized and unrealized gain (loss) on investments	4.09	5.20	(12.80)	(4.59)	3.85	0.06
Total from investment operations	4.42	5.63	(11.45)	(4.08)	4.51	0.48
Less distributions
From net investment income	(0.19)	(0.49)	(1.43)	(0.53)	(0.54)	(0.29)
Net asset value, end of period	$23.27	$19.04	$13.90	$26.78	$31.39	$27.42
Total return (%)[5]	23.27[6]	41.67	(44.93)	(12.84)	16.69	1.73
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$21	$15	$26	$37	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	1.18	1.05	0.86	1.07	1.15
Expenses including reductions	0.40[7]	0.40	0.40	0.48	0.50	0.50
Net investment income	3.17[7]	2.91	6.38[3]	1.72	2.35[4]	1.46
Portfolio turnover (%)[8]	6	37	22	25	16	30

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.82 and 3.84%, respectively.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.16 and 0.58%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR FINANCIALS ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$50.38	$31.30	$38.10	$36.86	$31.48	$25.35
Net investment income[2]	0.38	0.69	0.70	0.57	0.45	0.38
Net realized and unrealized gain (loss) on investments	3.70	19.11	(6.64)	1.21	5.30	6.10
Total from investment operations	4.08	19.80	(5.94)	1.78	5.75	6.48
Less distributions
From net investment income	(0.34)	(0.72)	(0.86)	(0.54)	(0.37)	(0.35)
Net asset value, end of period	$54.12	$50.38	$31.30	$38.10	$36.86	$31.48
Total return (%)[3]	8.15[4]	64.14	(16.06)	5.15	18.33	25.78
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$37	$30	$48	$69	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.81	0.72	0.66	0.75	0.99
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	1.46[5]	1.82	1.86	1.57	1.26	1.32
Portfolio turnover (%)[6]	4	11	10	9	8	7

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
90	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$46.40	$36.93	$33.33	$31.14	$28.59	$25.77
Net investment income[2]	0.27	0.75	0.60	0.73	0.24	0.30
Net realized and unrealized gain (loss) on investments	3.62	9.81	3.91	1.71	2.62	2.72
Total from investment operations	3.89	10.56	4.51	2.44	2.86	3.02
Less distributions
From net investment income	(0.17)	(1.09)	(0.91)	(0.25)	(0.31)	(0.20)
Net asset value, end of period	$50.12	$46.40	$36.93	$33.33	$31.14	$28.59
Total return (%)[3]	8.39[4]	29.08	13.70	7.89	10.04	11.78
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$52	$43	$54	$41	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[5]	0.67	0.68	0.66	0.86	1.06
Expenses including reductions	0.40[5]	0.40	0.40	0.46	0.50	0.50
Net investment income	1.10[5]	1.82	1.72	2.18	0.79	1.12
Portfolio turnover (%)[6]	39	11	10	21	11	14

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR INDUSTRIALS ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$51.47	$31.78	$37.41	$33.75	$30.40	$25.37
Net investment income[2]	0.25	0.42	0.52	0.59	0.33	0.35
Net realized and unrealized gain (loss) on investments	2.82	19.70	(5.64)	3.69	3.33	4.94
Total from investment operations	3.07	20.12	(5.12)	4.28	3.66	5.29
Less distributions
From net investment income	(0.25)	(0.43)	(0.51)	(0.62)	(0.31)	(0.26)
Net asset value, end of period	$54.29	$51.47	$31.78	$37.41	$33.75	$30.40
Total return (%)[3]	5.98[4]	63.78	(13.92)	13.16	12.04	20.95
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$51	$22	$32	$32	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[5]	0.73	0.86	0.90	0.98	1.12
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	0.94[5]	1.01	1.42	1.70	0.98	1.24
Portfolio turnover (%)[6]	3	13	21	49	3	8

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	91

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$53.37	$36.16	$37.97	$34.52	$31.09	$26.69
Net investment income[2]	0.33	0.66	0.73	0.70	0.51	0.49
Net realized and unrealized gain (loss) on investments	4.44	17.30	(1.83)	3.25	3.42	4.31
Total from investment operations	4.77	17.96	(1.10)	3.95	3.93	4.80
Less distributions
From net investment income	(0.29)	(0.75)	(0.71)	(0.50)	(0.50)	(0.40)
Net asset value, end of period	$57.85	$53.37	$36.16	$37.97	$34.52	$31.09
Total return (%)[3]	8.98[4]	50.22	(3.04)	11.74	12.69	18.13
Ratios and supplemental data
Net assets, end of period (in millions)	$782	$706	$789	$922	$401	$342
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[5]	0.31	0.34	0.35	0.40	0.45
Expenses including reductions	0.29[5]	0.29	0.33	0.34	0.35	0.35
Net investment income	1.18[5]	1.50	1.92	1.96	1.53	1.67
Portfolio turnover (%)[6]	2	7	6	6	5	12

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MATERIALS ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$46.90	$28.14	$32.51	$34.00	$30.85	$26.76
Net investment income[2]	0.35	0.63	0.58	0.55	0.44	0.44
Net realized and unrealized gain (loss) on investments	0.33	18.74	(4.31)	(1.54)	3.13	3.97
Total from investment operations	0.68	19.37	(3.73)	(0.99)	3.57	4.41
Less distributions
From net investment income	(0.32)	(0.61)	(0.64)	(0.50)	(0.42)	(0.32)
Net asset value, end of period	$47.26	$46.90	$28.14	$32.51	$34.00	$30.85
Total return (%)[3]	1.46[4]	69.61	(11.77)	(2.76)	11.62	16.58
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$27	$17	$23	$23	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.92	1.01	1.01	1.05	1.15
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	1.48[5]	1.71	1.82	1.68	1.32	1.51
Portfolio turnover (%)[6]	7	16	20	46	10	17

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
92	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19[2]
Per share operating performance
Net asset value, beginning of period	$38.59	$25.12	$26.51	$25.00
Net investment income[3]	0.15	0.29	0.29	0.04
Net realized and unrealized gain (loss) on investments	(1.23)	13.45	(1.48)	1.47
Total from investment operations	(1.08)	13.74	(1.19)	1.51
Less distributions
From net investment income	(0.15)	(0.27)	(0.20)	—
Net asset value, end of period	$37.36	$38.59	$25.12	$26.51
Total return (%)[4]	(2.83)[5]	55.00	(4.60)	6.05[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$31	$22	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[6]	0.77	1.02	2.98[6]
Expenses including reductions	0.40[6]	0.40	0.40	0.40[6]
Net investment income	0.76[6]	0.91	1.07	1.29[6]
Portfolio turnover (%)[7]	8	20	19	0

[1]	Six months ended 10-31-21. Unaudited.
[2]	Period from 3-12-19 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$51.54	$32.39	$36.60	$34.04	$30.65	$26.07
Net investment income[2]	0.29	0.39	0.48	0.53	0.34	0.33
Net realized and unrealized gain (loss) on investments	3.04	19.23	(4.29)	2.44	3.36	4.58
Total from investment operations	3.33	19.62	(3.81)	2.97	3.70	4.91
Less distributions
From net investment income	(0.15)	(0.47)	(0.40)	(0.41)	(0.31)	(0.33)
Net asset value, end of period	$54.72	$51.54	$32.39	$36.60	$34.04	$30.65
Total return (%)[3]	6.48[4]	61.03	(10.56)	8.98	12.11	18.96
Ratios and supplemental data
Net assets, end of period (in millions)	$2,484	$2,163	$1,331	$1,030	$332	$170
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.42	0.43	0.45	0.52	0.61
Expenses including reductions	0.41[5]	0.41	0.42	0.44	0.45	0.45
Net investment income	1.08[5]	0.96	1.33	1.53	1.03	1.16
Portfolio turnover (%)[6]	6	20	11	13	11	14

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	93

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18[2]
Per share operating performance
Net asset value, beginning of period	$35.30	$21.77	$26.89	$25.69	$25.00
Net investment income[3]	0.18	0.36	0.33	0.29	0.13
Net realized and unrealized gain (loss) on investments	0.91	13.51	(5.13)	1.16	0.56
Total from investment operations	1.09	13.87	(4.80)	1.45	0.69
Less distributions
From net investment income	(0.17)	(0.34)	(0.32)	(0.25)	—
Net asset value, end of period	$36.22	$35.30	$21.77	$26.89	$25.69
Total return (%)[4]	3.09[5]	64.17	(18.07)	5.71	2.77[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$444	$426	$463	$439	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[6]	0.45	0.55	0.60	0.90[6,7]
Expenses including reductions	0.42[6]	0.42	0.49	0.50	0.51[6,7]
Net investment income	1.01[6]	1.31	1.30	1.13	1.05[6]
Portfolio turnover (%)[8]	20	56	36	33	17

[1]	Six months ended 10-31-21. Unaudited.
[2]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR TECHNOLOGY ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$84.81	$53.33	$50.65	$42.87	$35.10	$25.86
Net investment income[2]	0.19	0.54	0.69	0.43	0.28	0.34
Net realized and unrealized gain (loss) on investments	13.19	31.66	2.66	7.72	7.77	9.30
Total from investment operations	13.38	32.20	3.35	8.15	8.05	9.64
Less distributions
From net investment income	(0.22)	(0.72)	(0.67)	(0.37)	(0.28)	(0.40)
Net asset value, end of period	$97.97	$84.81	$53.33	$50.65	$42.87	$35.10
Total return (%)[3]	15.81[4]	60.79	6.65	19.25	23.02	37.66
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$57	$36	$62	$63	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[5]	0.67	0.66	0.64	0.74	1.00
Expenses including reductions	0.40[5]	0.40	0.40	0.47	0.50	0.50
Net investment income	0.42[5]	0.76	1.35	0.96	0.70	1.11
Portfolio turnover (%)[6]	6	12	21	27	7	18

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
94	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR UTILITIES ETF

Period ended	10-31-21[1]	4-30-21	4-30-20	4-30-19	4-30-18	4-30-17
Per share operating performance
Net asset value, beginning of period	$33.37	$29.26	$31.68	$27.45	$27.02	$24.86
Net investment income[2]	0.48	0.88	0.87	0.84	0.77	0.71
Net realized and unrealized gain (loss) on investments	(0.17)	4.23	(2.40)	4.05	0.34	1.94
Total from investment operations	0.31	5.11	(1.53)	4.89	1.11	2.65
Less distributions
From net investment income	(0.41)	(1.00)	(0.89)	(0.66)	(0.68)	(0.49)
Net asset value, end of period	$33.27	$33.37	$29.26	$31.68	$27.45	$27.02
Total return (%)[3]	1.00[4]	18.01	(5.16)	18.21	4.14	10.79
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$17	$25	$29	$18	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	0.94	0.77	0.87	1.16	1.18
Expenses including reductions	0.40[5]	0.40	0.40	0.46	0.50	0.50
Net investment income	2.89[5]	2.89	2.66	2.86	2.78	2.77
Portfolio turnover (%)[6]	6	17	11	19	12	16

[1]	Six months ended 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	95

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, fifteen of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Media and Communications ETF	John Hancock Dimensional Media and Communications Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining
96	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$26,910,277	$26,910,277	—	—
Short-term investments	181,656	181,656	—	—
Total investments in securities	$27,091,933	$27,091,933	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$21,867,530	$21,867,530	—	—
Short-term investments	200,756	200,756	—	—
Total investments in securities	$22,068,286	$22,068,286	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$36,166,653	$34,791,976	$1,374,677	—
Austria	861,236	861,236	—	—
Belgium	4,830,567	4,830,567	—	—
Chile	559,705	559,705	—	—
Czech Republic	357,478	357,478	—	—
Denmark	13,639,731	13,639,731	—	—
Finland	7,125,025	7,125,025	—	—
France	53,869,303	53,869,303	—	—
Germany	42,705,942	42,705,942	—	—
Hong Kong	14,769,302	14,769,302	—	—
Ireland	5,787,634	5,787,634	—	—
Israel	2,416,813	2,416,813	—	—
Italy	11,265,356	11,265,356	—	—
Japan	124,003,515	124,003,515	—	—
Jordan	198,755	198,755	—	—
Luxembourg	2,116,413	2,116,413	—	—
Macau	132,566	132,566	—	—
Mexico	115,909	115,909	—	—
Netherlands	30,538,281	30,538,281	—	—
New Zealand	974,978	974,978	—	—
Norway	3,156,101	3,156,101	—	—
Portugal	872,155	872,155	—	—
Singapore	9,434,617	9,434,617	—	—
Spain	12,196,526	12,196,526	—	—
Sweden	18,706,346	18,706,346	—	—
Switzerland	52,834,652	52,834,652	—	—
United Arab Emirates	986	—	986	—
United Kingdom	69,115,389	69,115,389	—	—
United States	57,548	57,548	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	97

	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Preferred securities	$3,629,003	$3,629,003	—	—
Short-term investments	6,759,770	6,759,770	—	—
Total investments in securities	$529,198,255	$527,822,592	$1,375,663	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$25,872,615	$25,872,615	—	—
Chile	2,456,904	2,456,904	—	—
China	184,947,905	184,947,905	—	—
Hong Kong	14,355,991	14,355,991	—	—
India	121,237,937	121,237,937	—	—
Indonesia	14,339,895	14,339,895	—	—
Malaysia	13,201,741	13,201,741	—	—
Mexico	16,946,730	16,946,730	—	—
Philippines	7,448,805	7,448,805	—	—
Poland	7,248,873	7,248,873	—	—
Romania	136,576	136,576	—	—
Russia	23,540,129	23,540,129	—	—
Saudi Arabia	20,527,720	20,527,720	—	—
South Africa	30,008,878	30,008,878	—	—
South Korea	92,187,558	90,938,186	$1,249,372	—
Taiwan	111,266,168	111,266,168	—	—
Thailand	13,812,921	13,812,921	—	—
Turkey	2,139,314	2,139,314	—	—
United States	256,756	256,756	—	—
Preferred securities	9,056,143	9,056,143	—	—
Rights	39,880	39,880	—	—
Warrants	9,701	1,882	7,819	—
Short-term investments	6,720	6,720	—	—
Total investments in securities	$711,045,860	$709,788,669	$1,257,191	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$21,826,322	$21,826,322	—	—
Short-term investments	72,764	72,764	—	—
Total investments in securities	$21,899,086	$21,899,086	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$41,093,717	$41,093,717	—	—
Short-term investments	74,947	74,947	—	—
Total investments in securities	$41,168,664	$41,168,664	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$52,099,033	$52,099,033	—	—
Short-term investments	74,352	74,352	—	—
Total investments in securities	$52,173,385	$52,173,385	—	—

98	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$16,812,023	$16,812,023	—	—
Short-term investments	71,383	71,383	—	—
Total investments in securities	$16,883,406	$16,883,406	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$781,809,017	$781,809,017	—	—
Short-term investments	1,081,714	1,081,714	—	—
Total investments in securities	$782,890,731	$782,890,731	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$19,363,076	$19,363,076	—	—
Short-term investments	63,880	63,880	—	—
Total investments in securities	$19,426,956	$19,426,956	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$19,794,965	$19,794,965	—	—
Short-term investments	30,964	30,964	—	—
Total investments in securities	$19,825,929	$19,825,929	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$2,482,663,564	$2,482,663,564	—	—
Short-term investments	7,987,330	7,987,330	—	—
Total investments in securities	$2,490,650,894	$2,490,650,894	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$443,448,315	$443,448,315	—	—
Short-term investments	665,369	665,369	—	—
Total investments in securities	$444,113,684	$444,113,684	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$72,460,402	$72,460,402	—	—
Short-term investments	255,254	255,254	—	—
Total investments in securities	$72,715,656	$72,715,656	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$17,287,858	$17,287,858	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	99

	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Utilities ETF (continued)
Short-term investments	$59,522	$59,522	—	—
Total investments in securities	$17,347,380	$17,347,380	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Consumer Discretionary ETF	$251,235	$106,607	$153,739
Multifactor Consumer Staples ETF	145,534	146,533	—
Multifactor Developed International ETF	9,579,577	3,900,187	6,283,939
Multifactor Emerging Markets ETF	4,065,336	—	4,437,236
Multifactor Energy ETF	28,830	—	30,184
Multifactor Financials ETF	32,112	7,979	21,780
Multifactor Healthcare ETF	44,621	6,695	40,526
Multifactor Large Cap ETF	896,353	732,504	189,995
Multifactor Materials ETF	95,235	—	99,118
Multifactor Media and Communications ETF	11,064	—	11,854
Multifactor Mid Cap ETF	8,693,771	5,974,109	2,979,477
Multifactor Small Cap ETF	1,266,879	272,410	1,050,826
Multifactor Technology ETF	146,492	142,705	6,218
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards
100	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities or their derivatives of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a fund could borrow up to an aggregate commitment amount of $850 million.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2021, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2021 were as follows:
Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$2,349
Multifactor Consumer Staples ETF	2,307
Multifactor Developed International ETF	3,179
Multifactor Emerging Markets ETF	3,636
Multifactor Energy ETF	2,299
Multifactor Financials ETF	2,328
Multifactor Healthcare ETF	2,356
Multifactor Industrials ETF	2,353
Multifactor Large Cap ETF	3,753
Multifactor Materials ETF	2,315
Multifactor Media and Communications ETF	2,319
Multifactor Mid Cap ETF	5,912
Multifactor Small Cap ETF	3,134
Multifactor Technology ETF	2,361
Multifactor Utilities ETF	2,302
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2021, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2021:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Consumer Discretionary ETF	$2,109,941	$3,053,191
Multifactor Consumer Staples ETF	950,177	298,552
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	101

	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$8,422,763	$15,307,607
Multifactor Emerging Markets ETF	11,265,446	10,606,393
Multifactor Energy ETF	3,758,771	4,729,145
Multifactor Financials ETF	1,935,386	846,270
Multifactor Healthcare ETF	1,882,988	2,174,328
Multifactor Industrials ETF	1,316,979	1,740,836
Multifactor Large Cap ETF	12,297,454	21,075,305
Multifactor Materials ETF	1,036,832	997,782
Multifactor Media and Communications ETF	940,175	262,550
Multifactor Mid Cap ETF	45,557,354	15,505,463
Multifactor Small Cap ETF	34,880,742	26,025,952
Multifactor Technology ETF	1,762,179	772,726
Multifactor Utilities ETF	1,469,128	467,160
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2021, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2021, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$22,489,042	$5,384,497	$(781,606)	$4,602,891
Multifactor Consumer Staples ETF	19,653,650	3,017,643	(603,007)	2,414,636
Multifactor Developed International ETF	450,171,209	99,053,110	(20,026,064)	79,027,046
Multifactor Emerging Markets ETF	596,178,119	166,354,684	(51,486,943)	114,867,741
Multifactor Energy ETF	20,859,121	2,012,120	(972,155)	1,039,965
Multifactor Financials ETF	31,878,120	9,683,914	(393,370)	9,290,544
Multifactor Healthcare ETF	42,074,572	10,877,015	(778,202)	10,098,813
Multifactor Industrials ETF	15,813,121	1,611,733	(541,448)	1,070,285
Multifactor Large Cap ETF	581,148,554	220,487,108	(18,744,931)	201,742,177
Multifactor Materials ETF	16,300,774	3,292,034	(165,852)	3,126,182
Multifactor Media and Communications ETF	17,740,912	3,035,340	(950,323)	2,085,017
Multifactor Mid Cap ETF	1,855,206,119	664,731,064	(29,286,289)	635,444,775
Multifactor Small Cap ETF	360,885,908	93,577,683	(10,349,907)	83,227,776
Multifactor Technology ETF	47,744,200	25,381,938	(410,482)	24,971,456
Multifactor Utilities ETF	17,359,226	841,183	(853,029)	(11,846)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemptions-in-kind and investments in passive foreign investment companies.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
102	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Consumer Discretionary ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $22,000, as measured during the period
Multifactor Consumer Staples ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $23,000, as measured during the period
Multifactor Developed International ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $27.4 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $8.3 million, as measured during the period
Multifactor Energy ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $49,000, as measured during the period
Multifactor Financials ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $27,000, as measured during the period
Multifactor Healthcare ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $109,000, as measured during the period
Multifactor Industrials ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $126,000, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $679,000, as measured during the period
Multifactor Materials ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $23,000, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $6.4 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $821,000, as measured during the period
Multifactor Technology ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $333,000, as measured during the period
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	103

Fund	Reason	USD Notional range
Multifactor Utilities ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2021, there were no open futures contracts.	Up to $23,000, as measured during the period
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2021:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Consumer Discretionary ETF	Equity	$(24)
Multifactor Consumer Staples ETF	Equity	$(284)
Multifactor Developed International ETF	Equity	$(83,972)
Multifactor Emerging Markets ETF	Equity	$(101,128)
Multifactor Energy ETF	Equity	$(337)
Multifactor Financials ETF	Equity	$(259)
Multifactor Healthcare ETF	Equity	$755
Multifactor Industrials ETF	Equity	$1,028
Multifactor Large Cap ETF	Equity	$(6,247)
Multifactor Materials ETF	Equity	$(284)
Multifactor Mid Cap ETF	Equity	$7,903
Multifactor Small Cap ETF	Equity	$(5,485)
Multifactor Technology ETF	Equity	$(690)
Multifactor Utilities ETF	Equity	$(284)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Consumer Discretionary ETF	0.38%
Multifactor Consumer Staples ETF	0.38%
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Energy ETF	0.38%
Multifactor Financials ETF	0.38%
Multifactor Healthcare ETF	0.38%
Multifactor Industrials ETF	0.38%
Fund	Average daily net assets
Multifactor Large Cap ETF	0.26%
Multifactor Materials ETF	0.38%
Multifactor Media and Communications ETF	0.38%
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%
Multifactor Technology ETF	0.38%
Multifactor Utilities ETF	0.38%

104	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2021, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.40%
Multifactor Consumer Staples ETF	0.40%
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Energy ETF	0.40%
Multifactor Financials ETF	0.40%
Multifactor Healthcare ETF	0.40%
Multifactor Industrials ETF	0.40%
Fund	Expense limitation as a percentage of average net assets
Multifactor Large Cap ETF	0.29%
Multifactor Materials ETF	0.40%
Multifactor Media and Communications ETF	0.40%
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%
Multifactor Technology ETF	0.40%
Multifactor Utilities ETF	0.40%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2022, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2021.
Fund	Expense reimbursement
Multifactor Consumer Discretionary ETF	$63,117
Multifactor Consumer Staples ETF	61,935
Multifactor Developed International ETF	82,829
Multifactor Emerging Markets ETF	201,469
Multifactor Energy ETF	61,742
Multifactor Financials ETF	62,530
Multifactor Healthcare ETF	63,210
Multifactor Industrials ETF	62,881
Fund	Expense reimbursement
Multifactor Large Cap ETF	$114,316
Multifactor Materials ETF	61,374
Multifactor Media and Communications ETF	59,151
Multifactor Mid Cap ETF	105,897
Multifactor Small Cap ETF	81,362
Multifactor Technology ETF	63,631
Multifactor Utilities ETF	61,811

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2021, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Consumer Discretionary ETF	0.02%
Multifactor Consumer Staples ETF	0.00%
Multifactor Developed International ETF	0.32%
Multifactor Emerging Markets ETF	0.38%
Multifactor Energy ETF	0.00%
Multifactor Financials ETF	0.06%
Multifactor Healthcare ETF	0.14%
Multifactor Industrials ETF	0.00%
Fund	Net Annual Effective Rate
Multifactor Large Cap ETF	0.23%
Multifactor Materials ETF	0.00%
Multifactor Media and Communications ETF	0.00%
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.35%
Multifactor Technology ETF	0.18%
Multifactor Utilities ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2021, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	105

Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications ETF, Multifactor Technology ETF, and Multifactor Utilities ETF issue and redeem shares at NAV in creation units of 10,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2021, such variable charges were $9,334 and $31,518 for Multifactor Developed International ETF and Multifactor Emerging Markets ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of the funds or the Advisor, excluding affiliated funds, owned the following percentage of shares outstanding on October 31, 2021:
Fund	% by Fund
Multifactor Consumer Discretionary ETF	23%
Multifactor Consumer Staples ETF	62%
Multifactor Energy ETF	43%
Multifactor Materials ETF	68%
Multifactor Media and Communications ETF	74%
Multifactor Utilities ETF	70%
Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2021. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2021:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Consumer Discretionary ETF	$2,123,482	$1,502,272	$26,810,008	$1,447,805
Multifactor Consumer Staples ETF	1,043,354	1,402,158	1,023,419	1,412,132
Multifactor Developed International ETF	52,149,265	52,261,447	47,513,316	22,875,266
Multifactor Emerging Markets ETF	2,734,143	62,084,333	14,485,457	41,681,688
Multifactor Energy ETF	7,353,559	1,345,355	10,073,772	1,250,299
Multifactor Financials ETF	3,582,855	1,479,733	2,553,514	1,466,474
Multifactor Healthcare ETF	7,865,583	20,365,529	11,521,401	20,257,830
Multifactor Industrials ETF	5,766,074	897,306	41,319,709	902,391
Multifactor Large Cap ETF	59,322,847	18,161,147	42,151,518	17,733,561
Multifactor Materials ETF	5,284,249	1,793,804	13,107,360	1,833,027
Multifactor Media and Communications ETF	1,943,198	2,255,650	12,538,971	2,419,541
Multifactor Mid Cap ETF	265,436,384	141,608,870	86,902,763	135,918,155
Multifactor Small Cap ETF	54,355,035	86,151,240	47,006,064	87,283,185
Multifactor Technology ETF	10,630,690	4,003,493	4,660,373	4,062,298
Multifactor Utilities ETF	1,014,046	1,129,903	999,200	1,079,321
Note 8—Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
106	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At October 31, 2021, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	43.21%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	19.56%
	Other affiliated funds	2.97%
	Total	65.74%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.25%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.52%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.03%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.55%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.11%
	Other affiliated funds	5.80%
	Total	92.26%
Multifactor Mid Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	6.83%
	Other affiliated funds	4.86%
	Total	11.69%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	35.71%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	16.95%
	Other affiliated funds	4.30%
	Total	56.96%
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust*	10,654	$67,404	$930,631	$(891,461)	$29	$(1)	$911	—	$106,602
Multifactor Consumer Staples ETF
John Hancock Collateral Trust*	14,644	$133,358	$456,847	$(443,671)	$(11)	$1	$223	—	$146,524
Multifactor Developed International ETF
John Hancock Collateral Trust*	390,317	$9,839,807	$27,701,215	$(33,635,560)	$(146)	$37	$132,891	—	$3,905,353
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	—	$1,165,140	$3,430,540	$(4,595,699)	$(10)	$29	$45,343	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	107

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Energy ETF
John Hancock Collateral Trust*	—	—	$165,009	$(165,007)	$(2)	—	$18	—	—
Multifactor Financials ETF
John Hancock Collateral Trust*	797	$17,009	$206,623	$(215,655)	$2	—	$227	—	$7,979
Multifactor Healthcare ETF
John Hancock Collateral Trust*	669	—	$124,177	$(117,482)	$(2)	—	$259	—	$6,693
Multifactor Industrials ETF
John Hancock Collateral Trust*	—	$2,898	$110,557	$(113,454)	$(1)	—	$128	—	—
Multifactor Large Cap ETF
John Hancock Collateral Trust*	72,878	$375,359	$2,466,830	$(2,113,010)	$35	$(23)	$4,363	—	$729,191
Multifactor Materials ETF
John Hancock Collateral Trust*	—	—	$31,219	$(31,219)	—	—	$166	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust*	—	—	$323,534	$(323,529)	$(5)	—	$1,523	—	—
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	596,573	$3,521,824	$31,420,592	$(28,973,762)	$502	$(81)	$28,855	—	$5,969,075
Multifactor Small Cap ETF
John Hancock Collateral Trust*	27,217	$920,269	$7,275,845	$(7,923,700)	$(89)	$(1)	$2,525	—	$272,324
Multifactor Technology ETF
John Hancock Collateral Trust*	14,260	$60,831	$602,676	$(520,823)	$6	$(8)	$1,258	—	$142,682

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
108	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a videoconference meeting held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	109

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
110	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)noted that the subadvisory fee for the Funds are paid by the Advisor and are negotiated at arm’s length;
(i)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(j)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	111

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
112	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2020	Fees and expenses	Comments
Multifactor Consumer Discretionary ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods and for the period since September 30, 2015.
Morningstar Category – The fund outperformed the peer group median for the three- and five-year periods and for the period since September 30, 2015 and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the three- and five-year periods and for the period since September 30, 2015.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and for the period since September 30, 2015 and relative to the peer group median for the one-year period, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
Multifactor Consumer Staples ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one- and three-year periods and for the period since March 31, 2016.
Morningstar Category – The fund outperformed the peer group median for the three-year period, performed in-line with the peer group median for the one-year period and underperformed for the period since March 31, 2016.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and for the period since March 31, 2016 and to the peer group median for the three-year period.
Multifactor Developed International ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one- and three-year periods and for the period since December 31, 2016.
Morningstar Category – The fund underperformed the peer group median for the one- and three-year periods and for the period since December 31, 2016.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index and peer group median for the one- and three-year periods and the period since December 31, 2016, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board took into account management’s discussion of the fund’s expenses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	113

Portfolio (subadvisor)	Performance of fund, as of 12.31.2020	Fees and expenses	Comments
Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed, for the one-year period and for the period since September 30, 2018.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since September 30, 2018.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-year period and for the period since September 30, 2018.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Energy ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-and three periods and for the period since March 31, 2016.
Morningstar Category – The fund outperformed the peer group median for the period since March 31, 2016 and underperformed for the one- and three- year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the period since March 31, 2016.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and for the period since March 31, 2016 and relative to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
Multifactor Financials ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five year periods and for the period since September 30, 2015.
Morningstar Category – The fund outperformed the peer group median for the one-, three- and five year periods and for the period since September 30, 2015.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods and for the period since September 30, 2015.
114	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Portfolio (subadvisor)	Performance of fund, as of 12.31.2020	Fees and expenses	Comments
Multifactor Healthcare ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods and for the period since September 30, 2015.
Morningstar Category – The fund outperformed the peer group median for the five-year period, underperformed the peer group median for the one- and three-year periods and performed in-line with the peer group median for the period since September 30, 2015.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and the peer group median for the five-year period.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and for the period since September 30, 2015 and relative to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
Multifactor Industrials ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one- and three-year periods and for the period since March 31, 2016.
Morningstar Category – The fund outperformed the peer group median for the three-year period and for the period since March 31, 2016 and performed in-line with the peer group median the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and for the period since March 31, 2016 and peer group median for the three-year period and for the period since March 31, 2016.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods and for the period since September 30, 2015.
Morningstar Category – The fund underperformed the peer group median for the one-, three- and five-year periods and for the period since September 30, 2015.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods and for the period since September 30, 2015, including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board took into account management’s discussion of the fund’s expenses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	115

Portfolio (subadvisor)	Performance of fund, as of 12.31.2020	Fees and expenses	Comments
Multifactor Materials ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one- and three-year periods and for the period since March 31, 2016.
Morningstar Category – The fund outperformed the peer group median for the three-year period and underperformed for the one-year period and for the period since March 31, 2016.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the three-year period.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and for the period since March 31, 2016 and relative to the peer group median for the one-year period and for the period since March 31, 2016, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
Multifactor Media and Communications ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2019.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since March 31, 2019.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-year period and for the period since March 31, 2019.
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods and for the period since September 30, 2015.
Morningstar Category – The fund outperformed the peer group median for the one-, three- and five-year periods and for the period since September 30, 2015.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative the peer group median for the one-, three- and five-year periods and for the period since September 30, 2015.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and for the period since September 30, 2015, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board took into account management’s discussion of the fund’s expenses.
116	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Portfolio (subadvisor)	Performance of fund, as of 12.31.2020	Fees and expenses	Comments
Multifactor Small Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one- and three-year periods and for the period since November 30, 2017.
Morningstar Category – The fund outperformed the peer group median for the one-year period and for the period since November 30, 2017 and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-year period and for the period since November 30, 2017.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and for the period since November 30, 2017 and relative to the peer group median for the three-year period, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Technology ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods and for the period since September 30, 2015.
Morningstar Category – The fund underperformed the peer group median for the one-, three- and five-year periods and for the period since September 30, 2015.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods and the period since September 30, 2015, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
Multifactor Utilities ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one- and three-year periods and for the period since March 31, 2016.
Morningstar Category – The fund underperformed the peer group median for the one- and three-year periods and for the period since March 31, 2016.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-and three-year periods and for the period since March 31, 2016, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	117

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Joseph F. Hohn
Joel P. Schneider
Andres Torres
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
118	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-6020 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

NOT PART OF THE SHAREHOLDER REPORT

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFSA 10/2021
12/2021

Semiannual report
John Hancock
Fixed Income ETFs
ETF
October 31, 2021

A message to shareholders
Dear shareholder,
Equities delivered robust returns during the six months ended October 31, 2021, while bond market performance was much more muted. Bonds generated unimpressive returns, reflecting investors’ growing anticipation that rising inflation will compel the U.S. Federal Reserve to begin tapering its quantitative easing policy and possibly start raising interest rates in 2022. In a continuation of a longstanding trend, the credit-oriented segments of the market outperformed those with the highest interest-rate sensitivity.
As new variants of COVID-19 emerge, the markets get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fixed Income ETFs

2	Portfolio summary
5	Corporate Bond ETF
6	Your expenses
8	Funds’ investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	1

Portfolio summary
John Hancock Corporate Bond ETF
SECTOR COMPOSITION AS OF 10/31/2021 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-21 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 10/31/2021 (% of net assets)
United States	89.2
United Kingdom	4.3
Canada	2.8
Norway	1.6
France	1.3
Other countries	0.8
TOTAL	100.0
2	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

John Hancock Mortgage-Backed Securities ETF
PORTFOLIO COMPOSITION AS OF 10/31/2021 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	3

Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risk” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized participants.
A note about the performance shown on the following pages
Net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on the NYSE (see Note 2 to ﬁnancial statements). Market price is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.
4	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

Corporate Bond ETF
TOTAL RETURNS AS OF 10/31/2021 (%)

	Cumulative total returns (%)
	6-month	Since fund inception[1]
At Net asset value	2.52	3.64
At Market price	2.42	3.98
Bloomberg U.S. Corporate Bond Index	2.66	3.95

[1]	From 3-30-21.
The Bloomberg U.S. Corporate Bond Index tracks the investment grade, fixed-rate, taxable corporate bond market.
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Corporate Bond ETF for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Corporate Bond Index.
The value of a $10,000 investment calculated at market value from inception through period end would be $10,398.
The chart and table above do not reﬂect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.
It is not possible to invest directly in an index. Unlike an index, the fund’s total returns are reduced by operating expenses and management fees.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	0.59
Net (%)	0.29
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2021, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2021	Ending value on 10-31-2021	Expenses paid during 10-31-2021[1]	Annualized expense ratio
Corporate Bond ETF
Actual expenses/actual returns	$1,000.00	$1,025.20	$1.48	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Mortgage-Backed Securities ETF
Actual expenses/actual returns[2]	$1,000.00	$995.10	$0.80	0.39%
Hypothetical example for comparison purposes	1,000.00	1,009.50	0.81	0.39%

6	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	The inception date for the fund is 08-18-21. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 75/ 365 (to reflect the period).
SEMIANNUAL | JOHN HANCOCK FIXED INCOME ETFS	7

Funds’ investments
CORPORATE BOND ETF

As of 10-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.3%				$20,046,665
(Cost $19,633,736)
Communication services 11.4%				2,317,128
Diversified telecommunication services 4.2%
AT&T, Inc.	3.100	02-01-43	210,000	202,797
AT&T, Inc.	3.500	06-01-41	120,000	123,791
Level 3 Financing, Inc. (A)	3.400	03-01-27	200,000	208,498
Verizon Communications, Inc.	2.650	11-20-40	330,000	311,800
Entertainment 1.0%
The Walt Disney Company	1.750	01-13-26	200,000	202,902
Media 4.2%
Charter Communications Operating LLC	3.500	06-01-41	420,000	412,322
Comcast Corp.	3.750	04-01-40	400,000	448,149
Wireless telecommunication services 2.0%
T-Mobile USA, Inc.	2.550	02-15-31	410,000	406,869
Consumer discretionary 9.7%				1,983,669
Automobiles 2.4%
General Motors Financial Company, Inc.	2.700	08-20-27	290,000	296,049
Hyundai Capital America (A)	2.375	10-15-27	200,000	200,771
Hotels, restaurants and leisure 4.1%
Booking Holdings, Inc.	4.625	04-13-30	200,000	235,840
Expedia Group, Inc.	3.250	02-15-30	300,000	308,430
Marriott International, Inc.	4.625	06-15-30	260,000	296,076
Internet and direct marketing retail 2.1%
Amazon.com, Inc.	2.500	06-03-50	440,000	421,347
Multiline retail 1.1%
Dollar Tree, Inc.	4.200	05-15-28	200,000	225,156
Consumer staples 1.2%				247,092
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	200,000	247,092
Energy 10.4%				2,117,592
Oil, gas and consumable fuels 10.4%
Aker BP ASA (A)	3.750	01-15-30	300,000	320,498
Cenovus Energy, Inc.	5.400	06-15-47	200,000	250,114
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	280,000	314,720
Energy Transfer LP	5.250	04-15-29	200,000	232,303
Kinder Morgan, Inc.	3.600	02-15-51	200,000	203,212
MPLX LP	4.000	03-15-28	270,000	296,971
Sabine Pass Liquefaction LLC	4.200	03-15-28	270,000	299,377
The Williams Companies, Inc.	2.600	03-15-31	200,000	200,397
Financials 28.1%				5,741,381
Banks 18.4%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	490,000	495,651
Barclays PLC	4.375	01-12-26	400,000	440,547
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	400,000	417,293
Citizens Financial Group, Inc.	3.250	04-30-30	400,000	426,353
Credit Agricole SA (A)	3.250	01-14-30	250,000	260,090
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	400,000	409,948
Lloyds Banking Group PLC	4.450	05-08-25	400,000	440,133
Santander Holdings USA, Inc.	4.400	07-13-27	400,000	445,012
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	400,000	414,460
8	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 5.4%
Ares Capital Corp.	3.875	01-15-26	200,000	$212,144
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%)	3.772	01-24-29	450,000	494,254
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	400,000	393,848
Diversified financial services 1.1%
Jefferies Group LLC	4.150	01-23-30	200,000	223,471
Insurance 3.2%
Brighthouse Financial, Inc.	3.700	06-22-27	200,000	216,818
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	200,000	206,260
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	200,000	245,099
Health care 6.9%				1,397,549
Biotechnology 1.1%
AbbVie, Inc.	3.200	11-21-29	200,000	213,726
Health care providers and services 3.8%
AmerisourceBergen Corp.	3.450	12-15-27	200,000	215,963
CVS Health Corp.	4.300	03-25-28	121,000	136,991
HCA, Inc.	4.125	06-15-29	200,000	221,516
Universal Health Services, Inc. (A)	2.650	10-15-30	200,000	198,482
Pharmaceuticals 2.0%
Royalty Pharma PLC	1.750	09-02-27	200,000	196,179
Viatris, Inc.	4.000	06-22-50	200,000	214,692
Industrials 5.7%				1,167,634
Aerospace and defense 1.1%
The Boeing Company	3.750	02-01-50	210,000	220,956
Airlines 1.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	200,000	222,086
Industrial conglomerates 1.7%
General Electric Company	4.250	05-01-40	300,000	358,871
Trading companies and distributors 1.8%
AerCap Ireland Capital DAC	3.650	07-21-27	150,000	158,990
Air Lease Corp.	2.875	01-15-26	200,000	206,731
Information technology 12.0%				2,443,824
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	125,000	122,031
IT services 1.0%
Visa, Inc.	2.700	04-15-40	200,000	205,031
Semiconductors and semiconductor equipment 3.7%
Broadcom, Inc. (A)	2.450	02-15-31	210,000	203,157
Micron Technology, Inc.	4.185	02-15-27	200,000	220,472
NVIDIA Corp.	2.850	04-01-30	300,000	318,713
Software 3.6%
Microsoft Corp.	2.525	06-01-50	430,000	422,940
Oracle Corp.	2.300	03-25-28	310,000	314,665
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	1.200	02-08-28	400,000	387,549
Dell International LLC	8.350	07-15-46	150,000	249,266
Materials 2.1%				424,211
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	200,000	218,175
Metals and mining 1.0%
Newmont Corp.	2.800	10-01-29	200,000	206,036
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Real estate 5.6%				$1,144,540
Equity real estate investment trusts 5.6%
American Tower Corp.	3.800	08-15-29	200,000	219,726
CyrusOne LP	2.150	11-01-30	210,000	198,151
Equinix, Inc.	1.550	03-15-28	200,000	193,861
GLP Capital LP	5.375	04-15-26	200,000	225,538
Host Hotels & Resorts LP	3.375	12-15-29	300,000	307,264
Utilities 5.2%				1,062,045
Electric utilities 4.0%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	250,000	259,397
NRG Energy, Inc. (A)	4.450	06-15-29	270,000	295,953
Vistra Operations Company LLC (A)	4.300	07-15-29	250,000	267,560
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	250,000	239,135

	Yield (%)	Shares	Value
Short-term investments 0.8%			$174,300
(Cost $174,300)
Short-term funds 0.8%			174,300
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	174,300	174,300

Total investments (Cost $19,808,036) 99.1%	$20,220,965
Other assets and liabilities, net 0.9%	176,939
Total net assets 100.0%	$20,397,904

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,422,194 or 11.9% of the fund’s net assets as of 10-31-21.
(B)	The rate shown is the annualized seven-day yield as of 10-31-21.
MORTGAGE-BACKED SECURITIES ETF

As of 10-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.8%				$9,667,060
(Cost $9,731,680)
U.S. Government Agency 48.8%				9,667,060
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	06-01-51	290,384	305,919
30 Yr Pass Thru	3.500	09-01-47	495,398	525,281
30 Yr Pass Thru	4.000	04-01-47	168,795	182,524
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	322,654	324,320
30 Yr Pass Thru	2.000	08-01-51	595,233	598,400
30 Yr Pass Thru	2.000	09-01-51	617,968	619,961
30 Yr Pass Thru	2.500	04-01-51	290,103	299,016
30 Yr Pass Thru	2.500	07-01-51	340,196	352,349
30 Yr Pass Thru	2.500	08-01-51	589,125	607,685
30 Yr Pass Thru	2.500	08-01-51	639,227	660,965
30 Yr Pass Thru	2.500	08-01-51	346,160	358,201
30 Yr Pass Thru	2.500	08-01-51	495,729	511,393
30 Yr Pass Thru	3.000	11-01-46	449,287	477,325
30 Yr Pass Thru	3.000	11-01-46	270,836	287,737
30 Yr Pass Thru	3.000	04-01-47	270,122	286,979
30 Yr Pass Thru	3.000	05-01-50	285,973	302,032
10	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	07-01-51	289,328	$304,987
30 Yr Pass Thru	3.000	08-01-51	567,788	601,358
30 Yr Pass Thru	3.500	12-01-46	215,717	232,167
30 Yr Pass Thru	3.500	02-01-47	266,006	284,379
30 Yr Pass Thru	3.500	05-01-47	254,457	272,033
30 Yr Pass Thru	3.500	02-01-48	344,408	367,766
30 Yr Pass Thru	4.000	04-01-47	168,602	182,316
30 Yr Pass Thru	4.000	07-01-47	169,186	181,954
30 Yr Pass Thru	4.000	06-01-49	164,057	176,965
30 Yr Pass Thru	4.000	06-01-49	167,147	180,659

30 Yr Pass Thru	4.000	06-01-49	167,990	182,389
Collateralized mortgage obligations 36.7%				$7,276,470
(Cost $7,340,648)
Commercial and residential 20.5%				4,068,900
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	138,504	139,627
BANK
Series 2018-BN11, Class A2	3.784	03-15-61	400,000	437,802
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (SOFR + 3.150%) (A)(C)	3.199	09-25-31	200,000	198,501
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	99,758
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	101,022
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F (1 month LIBOR + 2.400%) (A)(C)	2.490	09-15-36	200,000	199,760
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	198,987
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	99,467
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3	3.528	12-10-47	365,457	382,984
Eagle Re, Ltd.
Series 2021-2, Class M1B (SOFR + 2.050%) (A)(C)	2.099	04-25-34	200,000	200,000
FREMF Mortgage Trust
Series 2016-K56, Class B (A)(B)	3.941	06-25-49	200,000	217,034
Series 2018-K730, Class B (A)(B)	3.796	02-25-50	200,000	212,062
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	198,472
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	100,157
Oaktown Re VII, Ltd.
Series 2021-2, Class M1B (SOFR + 2.900%) (A)(C)	2.950	04-25-34	200,000	200,000
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month LIBOR + 3.350%) (A)(C)	3.441	07-15-38	200,000	200,432
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.502	02-25-52	250,000	256,871
Triangle Re, Ltd.
Series 2021-3, Class M1B (SOFR + 2.900%) (A)(C)	2.949	02-25-34	200,000	199,001
Verus Securitization Trust
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	173,860
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	133,210	132,565
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	118,681	120,538
U.S. Government Agency 16.2%				3,207,570
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class B1 (1 month LIBOR + 4.100%) (A)(C)	4.189	04-25-49	200,000	205,923
Series 2021-DNA3, Class B1 (SOFR + 3.500%) (A)(C)	3.549	10-25-33	200,000	207,982
Series 2021-HQA1, Class M2 (SOFR + 2.250%) (A)(C)	2.299	08-25-33	500,000	505,640
Series 2021-HQA2, Class M2 (SOFR + 2.050%) (A)(C)	2.099	12-25-33	300,000	302,257
Series 5150, Class IS IO	1.500	08-25-51	1,741,000	247,670
Series K109, Class X1 IO	1.582	04-25-30	1,996,293	228,634
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K116, Class X1 IO	1.427	07-25-30	2,745,749	$288,483
Federal National Mortgage Association
Series 2019-R01, Class 2B1 (1 month LIBOR + 4.350%) (A)(C)	4.439	07-25-31	200,000	205,196
Series 2021-R01, Class 1B1 (SOFR + 3.100%) (A)(C)	3.150	10-25-41	200,000	200,891
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	152,421	156,452
Series 2014-50, Class C	3.400	02-16-47	300,000	308,462
Series 2017-159, Class IO	0.475	06-16-59	4,606,596	211,971

Series 2018-23, Class IO	0.592	11-16-59	2,494,468	138,009
Asset backed securities 13.9%				$2,753,352
(Cost $2,785,108)
Asset backed securities 13.9%				2,753,352
AMMC CLO, Ltd.
Series 2020-23A, Class C (3 month LIBOR + 2.650%) (A)(C)	2.772	10-17-31	200,000	200,000
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	150,763
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	308,075
Atrium XII
Series 12A, Class DR (3 month LIBOR + 2.800%) (A)(C)	2.928	04-22-27	250,000	249,268
Barings CLO, Ltd.
Series 2013-IA, Class DR (3 month LIBOR + 2.550%) (A)(C)	2.682	01-20-28	250,000	248,555
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	163,371	160,076
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	200,000	198,894
LCM XV LP
Series 15A, Class DR (3 month LIBOR + 3.700%) (A)(C)	3.832	07-20-30	250,000	247,552
Progress Residential Trust
Series 2020-SFR1, Class C (A)	2.183	04-17-37	300,000	300,687
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	149,075
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	192,110	205,161
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	200,000	198,107
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	141,281	137,139

	Yield (%)	Shares	Value
Short-term investments 1.3%			$263,297
(Cost $263,297)
Short-term funds 1.3%			263,297
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	263,297	263,297

Total investments (Cost $20,120,733) 100.7%	$19,960,179
Other assets and liabilities, net (0.7%)	(134,893)
Total net assets 100.0%	$19,825,286

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,629,355 or 38.5% of the fund’s net assets as of 10-31-21.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 10-31-21.
12	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-21 (unaudited)

	Corporate Bond ETF	Mortgage-Backed Securities ETF
Assets
Unaffiliated investments, at value	$20,220,965	$19,960,179
Dividends and interest receivable	174,924	47,989
Receivable from affiliates	6,615	1,868
Other assets	21,648	25,436
Total assets	20,424,152	20,035,472
Liabilities
Payable for investments purchased	—	200,000
Payable to affiliates
Accounting and legal services fees	1,193	699
Transfer agent fees	2,152	—
Other liabilities and accrued expenses	22,903	9,487
Total liabilities	26,248	210,186
Net assets	$20,397,904	$19,825,286
Net assets consist of
Paid-in capital	$19,999,684	$20,020,000
Total distributable earnings (loss)	398,220	(194,714)
Net assets	$20,397,904	$19,825,286
Unaffiliated investments, at cost	$19,808,036	$20,120,733
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$20,397,904	$19,825,286
Shares outstanding	800,000	800,000
Net asset value per share	$25.50	$24.78
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK FIXED INCOME ETFS	13

STATEMENTS OF OPERATIONS For the six months ended 10-31-21 (unaudited)

	Corporate Bond ETF	Mortgage-Backed Securities ETF[1]
Investment income
Interest	$265,366	$101,316
Total investment income	265,366	101,316
Expenses
Investment management fees	24,865	13,588
Accounting and legal services fees	1,651	699
Transfer agent fees	2,152	—
Trustees’ fees	84	—
Custodian fees	4,530	1,905
Printing and postage	6,846	2,586
Professional fees	37,763	12,744
Stock exchange listing fees	3,532	—
Other	3,290	2,004
Total expenses	84,713	33,526
Less expense reductions	(54,620)	(17,940)
Net expenses	30,093	15,586
Net investment income	235,273	85,730
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	41,718	(43,322)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	232,369	(160,554)
Net realized and unrealized gain (loss)	274,087	(203,876)
Increase (decrease) in net assets from operations	$509,360	$(118,146)

[1]	Period from 8-18-21 (commencement of operations) to 10-31-21.
14	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Corporate Bond ETF		Mortgage-Backed Securities ETF
	Six months ended 10-31-21 (unaudited)	Period ended 4-30-21	Period ended 10-31-21[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$235,273	$39,016	$85,730
Net realized gain (loss)	41,718	—	(43,322)
Change in net unrealized appreciation (depreciation)	232,369	180,560	(160,554)
Increase (decrease) in net assets resulting from operations	509,360	219,576	(118,146)
Distributions to shareholders
From earnings	(297,744)	(33,288)	(76,568)
From fund share transactions
Shares issued	—	20,000,000	20,020,000
Total increase	211,616	20,186,288	19,825,286
Net assets
Beginning of period	20,186,288	—	—
End of period	$20,397,904	$20,186,288	$19,825,286
Share activity
Shares outstanding
Beginning of period	800,000	—	—
Shares issued	—	800,000	800,000
End of period	800,000	800,000	800,000

[1]	Period from 8-18-21 (commencement of operations) to 10-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK FIXED INCOME ETFS	15

Financial Highlights
CORPORATE BOND ETF

Period ended	10-31-21[1]	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$25.23	$25.00
Net investment income[3]	0.29	0.05
Net realized and unrealized gain (loss) on investments	0.35	0.22
Total from investment operations	0.64	0.27
Less distributions
From net investment income	(0.37)	(0.04)
Net asset value, end of period	$25.50	$25.23
Total return (%)[4]	2.52[5]	1.10[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.72[7]
Expenses including reductions	0.29[6]	0.29[7]
Net investment income	2.27[6]	2.27[6]
Portfolio turnover (%)	19	0[8]

[1]	Six months ended 10-31-21. Unaudited.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover for the period is 0% due to no sales activity.
MORTGAGE-BACKED SECURITIES ETF

Period ended	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	(0.23)
Total from investment operations	(0.12)
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$24.78
Total return (%)[3]	(0.49)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]
Expenses including reductions	0.39[5]
Net investment income	2.08[5]
Portfolio turnover (%)	21

[1]	Period from 8-18-21 (commencement of operations) to 10-31-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, two of which are presented in this report (the funds).
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
Mortgage-Backed Securities ETF commenced operations on August 18, 2021.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the funds in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$20,046,665	—	$20,046,665	—
Short-term investments	174,300	$174,300	—	—
Total investments in securities	$20,220,965	$174,300	$20,046,665	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,667,060	—	$9,667,060	—
Collateralized mortgage obligations	7,276,470	—	7,276,470	—
Asset backed securities	2,753,352	—	2,753,352	—
Short-term investments	263,297	$263,297	—	—
Total investments in securities	$19,960,179	$263,297	$19,696,882	—
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	17

Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a fund could borrow up to an aggregate commitment amount of $850 million.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the period ended October 31, 2021, the funds had no borrowings under the line of credit.
Commitment fees for the period ended October 31, 2021 were as follows:
Fund	Commitment fee
Corporate Bond ETF	$882
Mortgage-Backed Securities ETF	1
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of April 30, 2021, the Corporate Bond ETF had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2021, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Corporate Bond ETF	$19,873,511	$397,514	$(50,060)	$347,454
Mortgage-Backed Securities ETF	20,124,204	3,245	(167,270)	(164,025)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
18	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Corporate Bond ETF had no material book-tax differences at April 30, 2021.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which Corporate Bond ETF and Mortgage-Backed Securities ETF pays a monthly management fee to the Advisor equivalent on an annual basis to 0.24% and 0.34%, respectively, of average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the period ended October 31, 2021, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Corporate Bond ETF and Mortgage-Backed Securities ETF, in an amount equal to the amount by which expenses of the funds exceed 0.29% and 0.39%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2022, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the period ended October 31, 2021.
Fund	Expense reimbursement
Corporate Bond ETF	$54,620
Fund	Expense reimbursement
Mortgage-Backed Securities ETF	$17,940

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2021, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Corporate Bond ETF	0.00%
Fund	Net Annual Effective Rate
Mortgage-Backed Securities ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended October 31, 2021, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000 and 25,000 shares for Corporate Bond ETF and Mortgage-backed Securities, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	19

issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the period ended October 31, 2021, such variable charges were $20,000 for Mortgage-Backed Securities ETF. These charges are included in shares sold or repurchased on the Statements of Changes in Net Assets.
Affiliates of Corporate Bond ETF and Mortgage-Backed Securities ETF owned 98% and 99%, respectively, of shares of the fund on October 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended October 31, 2021:

Fund	Purchases	Sales
Corporate Bond ETF	$3,835,960	$3,911,845
Mortgage-Backed Securities ETF	24,043,117	4,105,760
Note 7—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the funds will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
20	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At a videoconference1 meeting held on June 22-24, 2021, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Mortgage-Backed Securities ETF (the New Fund). The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
This section describes the evaluation by the Board of:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including the services provided by the Advisor to other funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the June meeting and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at the March 23-25, 2021 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission (the “SEC”) issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), which has been extended indefinitely until such time as public notice may be issued sunsetting the order, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s June 22-24, 2021 meeting was held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	21

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s investment strategy and processes. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board noted that the New Fund’s anticipated net expense ratio would be lower than the median and average of the peer group.
The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(b)reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)noted that the subadvisory fee for the New Fund will be paid by Advisor;
(e)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(f)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(g)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
22	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)took into account management’s discussion of the New Fund’s advisory fee structure; and
(c)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board also considered the Subadvisor’s risk assessment and monitoring processes. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategy and processes. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	23

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and Subadvisory Agreement.
24	JOHN HANCOCK FIXED INCOME ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
The Investment Team at Manulife IM (US)
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
SEMIANNUAL REPORT | JOHN HANCOCK FIXED INCOME ETFS	25

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-6020 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

NOT PART OF THE SHAREHOLDER REPORT

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fixed Income ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2SA 10/2021
12/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 6, 2021
By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer
Date:	December 6, 2021